Intermediate Bond Fund of America®
Investment portfolio
May 31, 2026
unaudited

Bonds, notes & other debt instruments 92.25% U.S. Treasury bonds & notes 27.35% U.S. Treasury 26.13%	Principal amount (000)	Value (000)
U.S. Treasury 4.375% 7/31/2026 (a)	USD752,775	$753,543
U.S. Treasury 3.50% 9/30/2026	131,000	130,873
U.S. Treasury 1.125% 10/31/2026	17,700	17,508
U.S. Treasury 2.00% 11/15/2026	10,000	9,921
U.S. Treasury 4.625% 11/15/2026	36,728	36,867
U.S. Treasury 4.375% 12/15/2026	31,496	31,602
U.S. Treasury 1.50% 1/31/2027	19,500	19,207
U.S. Treasury 4.125% 1/31/2027	50,000	50,099
U.S. Treasury 2.375% 5/15/2027	11,300	11,139
U.S. Treasury 2.625% 5/31/2027	140,000	138,262
U.S. Treasury 3.875% 5/31/2027	10,000	9,996
U.S. Treasury 3.75% 6/30/2027	278,000	277,497
U.S. Treasury 4.375% 7/15/2027	4,881	4,905
U.S. Treasury 2.75% 7/31/2027	52,000	51,303
U.S. Treasury 3.75% 8/15/2027	211,000	210,545
U.S. Treasury 0.50% 8/31/2027	4,000	3,834
U.S. Treasury 3.625% 8/31/2027	33,453	33,326
U.S. Treasury 3.375% 9/15/2027	105,000	104,265
U.S. Treasury 4.125% 9/30/2027	10,000	10,024
U.S. Treasury 4.125% 10/31/2027	30,000	30,068
U.S. Treasury 2.25% 11/15/2027	56,000	54,656
U.S. Treasury 3.375% 11/30/2027	3,647	3,616
U.S. Treasury 3.875% 11/30/2027	40,000	39,945
U.S. Treasury 4.00% 12/15/2027	204,350	204,445
U.S. Treasury 3.375% 12/31/2027	3,405	3,373
U.S. Treasury 4.25% 1/15/2028	4,600	4,619
U.S. Treasury 4.25% 2/15/2028	9,000	9,039
U.S. Treasury 4.00% 2/29/2028	38,000	38,012
U.S. Treasury 3.625% 3/31/2028	10,965	10,895
U.S. Treasury 3.875% 3/31/2028	196,265	195,873
U.S. Treasury 3.75% 4/30/2028 (b)	664,376	661,390
U.S. Treasury 3.75% 5/15/2028	12,775	12,716
U.S. Treasury 1.25% 5/31/2028	4,300	4,075
U.S. Treasury 3.625% 5/31/2028	7,000	6,950
U.S. Treasury 4.00% 5/31/2028	5,000	5,001
U.S. Treasury 3.875% 6/15/2028	18,303	18,256
U.S. Treasury 1.25% 6/30/2028	16,000	15,130
U.S. Treasury 1.00% 7/31/2028	— (c)	— (c)
U.S. Treasury 4.125% 7/31/2028	200,000	200,478
U.S. Treasury 2.875% 8/15/2028	10,000	9,761
U.S. Treasury 1.125% 8/31/2028	36,733	34,472
U.S. Treasury 1.375% 10/31/2028	48,250	45,328
U.S. Treasury 3.50% 11/15/2028	2,329	2,300
U.S. Treasury 4.375% 11/30/2028	13,194	13,301
U.S. Treasury 4.00% 1/31/2029	160	160
Intermediate Bond Fund of America — Page 1 of 69

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.625% 2/15/2029	USD50,000	$48,186
U.S. Treasury 3.50% 2/15/2029	2,849	2,810
U.S. Treasury 4.25% 2/28/2029 (a)	615,165	618,409
U.S. Treasury 3.875% 4/15/2029	92,395	91,973
U.S. Treasury 3.875% 5/15/2029	212,411	211,423
U.S. Treasury 4.50% 5/31/2029	223,100	225,854
U.S. Treasury 4.25% 6/30/2029	19,120	19,225
U.S. Treasury 4.125% 10/31/2029	18,000	18,025
U.S. Treasury 4.125% 11/30/2029	75,000	75,103
U.S. Treasury 3.875% 12/31/2029	24,000	23,832
U.S. Treasury 4.375% 12/31/2029	104,000	104,987
U.S. Treasury 3.50% 1/31/2030	26,000	25,480
U.S. Treasury 4.25% 1/31/2030	2,350	2,362
U.S. Treasury 4.00% 2/28/2030	3,350	3,339
U.S. Treasury 3.625% 3/31/2030	11,700	11,506
U.S. Treasury 3.75% 5/31/2030	65,000	64,157
U.S. Treasury 4.00% 5/31/2030	244,000	243,076
U.S. Treasury 3.875% 6/30/2030	14,103	13,979
U.S. Treasury 4.00% 7/31/2030	12,963	12,909
U.S. Treasury 4.625% 9/30/2030	153,949	157,004
U.S. Treasury 4.875% 10/31/2030	58,803	60,562
U.S. Treasury 3.50% 11/30/2030	4,300	4,191
U.S. Treasury 4.375% 11/30/2030	6,661	6,728
U.S. Treasury 3.625% 12/31/2030	12,367	12,109
U.S. Treasury 4.00% 1/31/2031	64	64
U.S. Treasury 4.25% 2/28/2031	2,355	2,366
U.S. Treasury 3.875% 3/31/2031	309,502	306,032
U.S. Treasury 3.875% 4/30/2031 (b)	547,963	541,670
U.S. Treasury 4.625% 4/30/2031	29,000	29,612
U.S. Treasury 4.125% 5/31/2031	4,500	4,497
U.S. Treasury 4.25% 6/30/2031	60,000	60,267
U.S. Treasury 1.25% 8/15/2031	3,000	2,594
U.S. Treasury 4.125% 10/31/2031	17,280	17,237
U.S. Treasury 4.125% 11/30/2031	48,900	48,770
U.S. Treasury 4.375% 1/31/2032	15,000	15,134
U.S. Treasury 1.875% 2/15/2032	10,000	8,827
U.S. Treasury 4.125% 2/29/2032	40,000	39,848
U.S. Treasury 4.00% 4/30/2032	50,000	49,453
U.S. Treasury 4.00% 6/30/2032	77,000	76,086
U.S. Treasury 4.125% 11/15/2032	687	682
U.S. Treasury 3.75% 11/30/2032	8,532	8,289
U.S. Treasury 3.875% 12/31/2032	33,000	32,281
U.S. Treasury 3.50% 2/15/2033	3,200	3,058
U.S. Treasury 4.25% 3/31/2033	1,512	1,510
U.S. Treasury 4.125% 4/30/2033	10,422	10,326
U.S. Treasury 4.25% 5/31/2033	6,000	5,989
U.S. Treasury 4.375% 5/15/2034	179	179
U.S. Treasury 4.00% 11/15/2035	1,674	1,619
U.S. Treasury 4.125% 2/15/2036	15	15
U.S. Treasury 4.375% 5/15/2036	85,420	85,000
U.S. Treasury 4.625% 5/15/2044	997	959
U.S. Treasury 1.875% 2/15/2051	553	304
U.S. Treasury 2.375% 5/15/2051	662	410
U.S. Treasury 4.625% 2/15/2055	76,370	72,044
Intermediate Bond Fund of America — Page 2 of 69

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.75% 8/15/2055	USD84,965	$81,845
U.S. Treasury 4.625% 11/15/2055 (a)	183,194	173,003
U.S. Treasury 4.75% 2/15/2056 (a)(b)	203,983	196,684
U.S. Treasury 5.00% 5/15/2056	25,000	25,086
		7,487,544
U.S. Treasury inflation-protected securities 1.22%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (d)	29,830	29,556
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (d)	39,255	39,608
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (d)	52,528	52,406
U.S. Treasury Inflation-Protected Security 1.625% 4/15/2030 (d)	24,748	24,833
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (d)	20,240	15,683
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (a)(d)	201,795	187,969
		350,055
Total U.S. Treasury bonds & notes		7,837,599
Mortgage-backed obligations 26.44% Federal agency mortgage-backed obligations 17.46%
Fannie Mae Pool #AB4213 3.00% 1/1/2027 (e)	2	2
Fannie Mae Pool #AJ9184 3.50% 1/1/2027 (e)	9	9
Fannie Mae Pool #AB4920 3.00% 4/1/2027 (e)	46	45
Fannie Mae Pool #MA2973 3.00% 4/1/2027 (e)	— (c)	— (c)
Fannie Mae Pool #AX3593 3.00% 6/1/2027 (e)	14	14
Fannie Mae Pool #AO7778 3.00% 7/1/2027 (e)	8	8
Fannie Mae Pool #310129 3.50% 7/1/2027 (e)	19	19
Fannie Mae Pool #AB7551 3.00% 1/1/2028 (e)	4	4
Fannie Mae Pool #AR9883 3.00% 4/1/2028 (e)	2	2
Fannie Mae Pool #AT0321 3.50% 4/1/2028 (e)	4	4
Fannie Mae Pool #AT4968 3.00% 5/1/2028 (e)	8	8
Fannie Mae Pool #AB9654 3.00% 6/1/2028 (e)	65	64
Fannie Mae Pool #AB9935 3.00% 7/1/2028 (e)	73	72
Fannie Mae Pool #AS0192 3.00% 8/1/2028 (e)	113	112
Fannie Mae Pool #AS0113 3.50% 8/1/2028 (e)	51	50
Fannie Mae Pool #AU6794 3.00% 9/1/2028 (e)	3	3
Fannie Mae Pool #AU6682 3.00% 9/1/2028 (e)	1	1
Fannie Mae Pool #AU6684 3.50% 9/1/2028 (e)	162	161
Fannie Mae Pool #AS0503 3.50% 9/1/2028 (e)	140	139
Fannie Mae Pool #AU8095 3.50% 9/1/2028 (e)	17	17
Fannie Mae Pool #AS0756 3.00% 10/1/2028 (e)	115	114
Fannie Mae Pool #AU7549 3.50% 10/1/2028 (e)	49	48
Fannie Mae Pool #AS1063 3.00% 11/1/2028 (e)	188	186
Fannie Mae Pool #AS0904 3.50% 11/1/2028 (e)	92	91
Fannie Mae Pool #AS1071 3.50% 11/1/2028 (e)	90	89
Fannie Mae Pool #AS0905 3.50% 11/1/2028 (e)	85	84
Fannie Mae Pool #AV0637 3.50% 11/1/2028 (e)	7	7
Fannie Mae Pool #AS1296 3.00% 12/1/2028 (e)	138	136
Fannie Mae Pool #AV4997 3.50% 1/1/2029 (e)	100	99
Fannie Mae Pool #AL4843 3.50% 2/1/2029 (e)	118	117
Fannie Mae Pool #AS1641 3.50% 2/1/2029 (e)	84	83
Fannie Mae Pool #AS1639 3.50% 2/1/2029 (e)	45	44
Fannie Mae Pool #AW1249 3.00% 5/1/2029 (e)	15	15
Fannie Mae Pool #AL5688 3.50% 8/1/2029 (e)	169	168
Fannie Mae Pool #AX1256 3.50% 8/1/2029 (e)	19	19
Intermediate Bond Fund of America — Page 3 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AX1293 3.50% 9/1/2029 (e)	USD71	$70
Fannie Mae Pool #AL6368 3.00% 10/1/2029 (e)	47	46
Fannie Mae Pool #AL6140 3.50% 12/1/2029 (e)	282	278
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (e)	34	33
Fannie Mae Pool #AY2719 3.00% 2/1/2030 (e)	51	50
Fannie Mae Pool #AZ3371 3.50% 7/1/2030 (e)	162	160
Fannie Mae Pool #AL7141 3.50% 7/1/2030 (e)	47	47
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (e)	53	52
Fannie Mae Pool #BM3501 3.00% 4/1/2032 (e)	42	42
Fannie Mae Pool #BJ9182 3.00% 5/1/2033 (e)	580	561
Fannie Mae Pool #BN3184 3.00% 6/1/2033 (e)	120	115
Fannie Mae Pool #BJ6880 3.00% 6/1/2033 (e)	14	13
Fannie Mae Pool #695412 5.00% 6/1/2033 (e)	2	2
Fannie Mae Pool #MA3463 4.00% 9/1/2033 (e)	4,528	4,482
Fannie Mae Pool #BN1087 4.00% 1/1/2034 (e)	5	5
Fannie Mae Pool #BK0499 3.00% 12/1/2034 (e)	51	48
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (e)	2,999	2,828
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (e)	17	17
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (e)	2,926	2,758
Fannie Mae Pool #MA4628 2.50% 6/1/2037 (e)	4,293	4,046
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (e)	844	795
Fannie Mae Pool #MA4773 2.50% 10/1/2037 (e)	387	365
Fannie Mae Pool #888698 7.00% 10/1/2037 (e)	12	12
Fannie Mae Pool #931768 5.00% 8/1/2039 (e)	24	24
Fannie Mae Pool #MA5477 6.00% 9/1/2039 (e)	3,733	3,840
Fannie Mae Pool #DC3296 6.00% 9/1/2039 (e)	695	718
Fannie Mae Pool #DC3299 6.00% 9/1/2039 (e)	675	696
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (e)	96	96
Fannie Mae Pool #DC9687 6.00% 12/1/2039 (e)	1,225	1,267
Fannie Mae Pool #DC9688 6.00% 12/1/2039 (e)	885	912
Fannie Mae Pool #DC9263 6.00% 12/1/2039 (e)	112	115
Fannie Mae Pool #DC9689 6.00% 1/1/2040 (e)	1,589	1,642
Fannie Mae Pool #DD0877 6.00% 1/1/2040 (e)	1,290	1,329
Fannie Mae Pool #DD0876 6.00% 1/1/2040 (e)	905	931
Fannie Mae Pool #932606 5.00% 2/1/2040 (e)	44	45
Fannie Mae Pool #CC0032 6.00% 2/1/2040 (e)	149	153
Fannie Mae Pool #MA5632 6.00% 2/1/2040 (e)	37	38
Fannie Mae Pool #FA0743 6.00% 3/1/2040 (e)	7,739	7,960
Fannie Mae Pool #MA5662 6.00% 3/1/2040 (e)	1,844	1,897
Fannie Mae Pool #AB1084 5.50% 5/1/2040 (e)	45	45
Fannie Mae Pool #MA5773 6.00% 7/1/2040 (e)	18	19
Fannie Mae Pool #MA4093 2.00% 8/1/2040 (e)	198	174
Fannie Mae Pool #MA4152 2.00% 10/1/2040 (e)	224	197
Fannie Mae Pool #MA4333 2.00% 5/1/2041 (e)	2,116	1,843
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (e)	200	202
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (e)	8,412	7,315
Fannie Mae Pool #FM7690 2.00% 7/1/2041 (e)	1,006	876
Fannie Mae Pool #BT5941 2.00% 7/1/2041 (e)	397	345
Fannie Mae Pool #MA4407 2.00% 8/1/2041 (e)	7,500	6,517
Fannie Mae Pool #FM8120 2.00% 8/1/2041 (e)	684	597
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (e)	14	13
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (e)	83	84
Fannie Mae Pool #MA4501 2.00% 12/1/2041 (e)	18,449	15,984
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (e)	38	39
Intermediate Bond Fund of America — Page 4 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (e)	USD27,593	$23,112
Fannie Mae Pool #MA4540 2.00% 2/1/2042 (e)	3,775	3,265
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (e)	117	118
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (e)	1,430	1,236
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (e)	258	242
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (e)	110	102
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (e)	36	34
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (e)	53	50
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (e)	1,136	1,068
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (e)	381	356
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (e)	37	34
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (e)	19	18
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (e)	79	74
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (e)	671	626
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (e)	21,999	20,499
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (e)	916	831
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (e)	1,145	1,038
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (e)	535	496
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (e)	150	140
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (e)	86	80
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (e)	76	71
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (e)	23	21
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (e)	67	64
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (e)	2,779	2,579
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (e)	390	362
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (e)	41	39
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (e)	57	54
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (e)	17	16
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (e)	89	88
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (e)	1,548	1,604
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (e)	727	677
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (e)	4,218	3,923
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (e)	1,079	1,002
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (e)	5,559	5,164
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (e)	3,121	2,895
Fannie Mae Pool #CA5333 3.00% 3/1/2050 (e)	33,029	29,541
Fannie Mae Pool #CA5338 3.00% 3/1/2050 (e)	10,885	9,566
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (e)	17	15
Fannie Mae Pool #CA5731 3.00% 5/1/2050 (e)	23,523	20,818
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (e)	3,233	2,768
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (e)	511	429
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (e)	145	128
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (e)	9,030	7,728
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (e)	71	62
Fannie Mae Pool #CA7021 2.00% 9/1/2050 (e)	1,998	1,608
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (e)	248	219
Fannie Mae Pool #BQ3114 2.00% 10/1/2050 (e)	45	36
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (e)	112	98
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (e)	7,522	6,398
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (e)	4,699	4,032
Fannie Mae Pool #FM4969 2.00% 12/1/2050 (e)	4,018	3,271
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (e)	1,544	1,248
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (e)	261	209
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (e)	4,407	3,932
Intermediate Bond Fund of America — Page 5 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (e)	USD76	$67
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (e)	305	299
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (e)	5,269	4,257
Fannie Mae Pool #CA8513 2.50% 1/1/2051 (e)	386	324
Fannie Mae Pool #CA8609 2.50% 1/1/2051 (e)	186	157
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (e)	41	36
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (e)	152	122
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (e)	14,799	12,626
Fannie Mae Pool #BR4075 2.00% 3/1/2051 (e)	12,693	10,323
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (e)	1,507	1,208
Fannie Mae Pool #BR4694 2.00% 3/1/2051 (e)	47	37
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (e)	4	3
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (e)	12,102	9,697
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (e)	5,049	4,080
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (e)	73	59
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (e)	39	33
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (e)	23	20
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (e)	17,721	15,863
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (e)	1,171	1,032
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (e)	140	124
Fannie Mae Pool #CB0449 2.00% 5/1/2051 (e)	33,695	27,163
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (e)	945	757
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (e)	3,010	2,556
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (e)	4,148	3,324
Fannie Mae Pool #BQ7411 2.00% 6/1/2051 (e)	2,281	1,841
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (e)	782	655
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (e)	105	92
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (e)	3,667	2,958
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (e)	145	117
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (e)	1,640	1,375
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (e)	1,209	1,037
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (e)	595	499
Fannie Mae Pool #FM7886 2.50% 7/1/2051 (e)	136	115
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (e)	32	27
Fannie Mae Pool #FM8197 2.00% 8/1/2051 (e)	126	101
Fannie Mae Pool #FM8320 2.50% 8/1/2051 (e)	226	189
Fannie Mae Pool #BR2258 2.50% 8/1/2051 (e)	142	120
Fannie Mae Pool #BT4304 2.50% 8/1/2051 (e)	34	29
Fannie Mae Pool #BQ6558 2.50% 9/1/2051 (e)	3,173	2,660
Fannie Mae Pool #BT4725 2.50% 9/1/2051 (e)	833	698
Fannie Mae Pool #FM8980 2.50% 9/1/2051 (e)	764	645
Fannie Mae Pool #FS0031 2.50% 10/1/2051 (e)	1,644	1,379
Fannie Mae Pool #BT6781 2.50% 10/1/2051 (e)	22	19
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (e)	4,925	3,964
Fannie Mae Pool #BU6503 2.00% 11/1/2051 (e)	491	396
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (e)	333	269
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (e)	7,156	6,147
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (e)	3,333	2,876
Fannie Mae Pool #FM9481 2.50% 11/1/2051 (e)	947	794
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (e)	7,939	7,043
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (e)	3,484	3,103
Fannie Mae Pool #CB2292 3.00% 11/1/2051 (e)	965	859
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (e)	1,528	1,230
Fannie Mae Pool #CB3000 2.00% 12/1/2051 (e)	919	738
Intermediate Bond Fund of America — Page 6 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (e)	USD21,384	$18,527
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (e)	12,782	10,934
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (e)	11,606	9,900
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (e)	11,529	9,873
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (e)	5,608	4,800
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (e)	4,322	3,712
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (e)	4,327	3,709
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (e)	3,665	3,156
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (e)	951	797
Fannie Mae Pool #BU7607 2.50% 12/1/2051 (e)	332	279
Fannie Mae Pool #FM9921 3.00% 12/1/2051 (e)	7,677	6,718
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (e)	4,960	4,461
Fannie Mae Pool #CB2293 3.00% 12/1/2051 (e)	1,017	905
Fannie Mae Pool #FM9906 3.00% 12/1/2051 (e)	31	27
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (e)	1,521	1,222
Fannie Mae Pool #FS0490 2.00% 1/1/2052 (e)	387	310
Fannie Mae Pool #BU1452 2.00% 1/1/2052 (e)	345	277
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (e)	2,425	2,033
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (e)	933	784
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (e)	557	468
Fannie Mae Pool #BU9638 2.50% 1/1/2052 (e)	219	185
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (e)	118	99
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (e)	10,334	9,157
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (e)	14,825	11,899
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (e)	11,491	9,222
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (e)	5,171	4,176
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (e)	3,142	2,526
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (e)	760	610
Fannie Mae Pool #BU2630 2.00% 2/1/2052 (e)	441	353
Fannie Mae Pool #CB2927 2.00% 2/1/2052 (e)	174	140
Fannie Mae Pool #CB2849 2.00% 2/1/2052 (e)	35	28
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (e)	1,367	1,169
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (e)	403	361
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (e)	1,974	1,584
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (e)	1,936	1,557
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (e)	1,575	1,266
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (e)	830	667
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (e)	829	665
Fannie Mae Pool #BT2298 2.00% 3/1/2052 (e)	155	124
Fannie Mae Pool #BT2296 2.00% 3/1/2052 (e)	29	24
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (e)	1,085	955
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (e)	7,149	5,743
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (e)	2,597	2,087
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (e)	1,262	1,015
Fannie Mae Pool #BW3272 2.00% 4/1/2052 (e)	630	506
Fannie Mae Pool #FS6892 2.00% 4/1/2052 (e)	125	100
Fannie Mae Pool #CB3345 2.00% 4/1/2052 (e)	123	98
Fannie Mae Pool #FA3738 2.50% 4/1/2052 (e)	19,821	16,651
Fannie Mae Pool #BV3847 2.50% 4/1/2052 (e)	650	548
Fannie Mae Pool #BV8156 2.50% 4/1/2052 (e)	161	135
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (e)	570	537
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (e)	1,710	1,380
Fannie Mae Pool #BW0160 2.50% 5/1/2052 (e)	707	598
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (e)	833	730
Intermediate Bond Fund of America — Page 7 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FA4192 2.00% 6/1/2052 (e)	USD1,085	$870
Fannie Mae Pool #FS6031 2.00% 6/1/2052 (e)	337	270
Fannie Mae Pool #BW2934 2.50% 6/1/2052 (e)	664	560
Fannie Mae Pool #BU8730 2.50% 6/1/2052 (e)	104	88
Fannie Mae Pool #FS2676 3.00% 6/1/2052 (e)	756	661
Fannie Mae Pool #FS6943 3.00% 6/1/2052 (e)	673	589
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (e)	1,177	1,106
Fannie Mae Pool #MA4651 2.00% 7/1/2052 (e)	726	583
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (e)	5,478	4,592
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (e)	18,736	16,389
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (e)	2,814	2,649
Fannie Mae Pool #BW9206 5.50% 8/1/2052 (e)	560	580
Fannie Mae Pool #CB4421 5.50% 8/1/2052 (e)	216	219
Fannie Mae Pool #BV0952 4.50% 9/1/2052 (e)	762	735
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (e)	7,309	5,856
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (e)	7,415	7,152
Fannie Mae Pool #BW1215 4.50% 10/1/2052 (e)	1,962	1,892
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (e)	6,107	6,163
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (e)	5,693	5,748
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (e)	3,029	2,922
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (e)	31	30
Fannie Mae Pool #BX3101 5.50% 11/1/2052 (e)	140	141
Fannie Mae Pool #CB5764 2.50% 12/1/2052 (e)	631	529
Fannie Mae Pool #BW1417 2.50% 12/1/2052 (e)	503	423
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (e)	13,322	13,482
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (e)	241	232
Fannie Mae Pool #BX6633 5.50% 1/1/2053 (e)	1,120	1,129
Fannie Mae Pool #BX5592 5.50% 1/1/2053 (e)	639	645
Fannie Mae Pool #BX0856 5.50% 1/1/2053 (e)	21	21
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (e)	5,047	5,177
Fannie Mae Pool #BX5040 6.00% 1/1/2053 (e)	88	91
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (e)	1,521	1,598
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (e)	12,164	12,273
Fannie Mae Pool #BX7551 5.50% 2/1/2053 (e)	1,018	1,025
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (e)	3,259	3,305
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (e)	1,400	1,414
Fannie Mae Pool #BX9111 5.50% 3/1/2053 (e)	1,292	1,302
Fannie Mae Pool #BX7555 5.50% 3/1/2053 (e)	1,123	1,132
Fannie Mae Pool #FS4152 5.50% 3/1/2053 (e)	896	904
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (e)	22,563	22,762
Fannie Mae Pool #BX9999 5.50% 4/1/2053 (e)	1,907	1,932
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (e)	1,755	1,772
Fannie Mae Pool #BY0003 5.50% 4/1/2053 (e)	1,454	1,469
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (e)	1,327	1,344
Fannie Mae Pool #BY3206 5.50% 4/1/2053 (e)	1,288	1,297
Fannie Mae Pool #BX8883 5.50% 4/1/2053 (e)	1,135	1,143
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (e)	2,369	2,428
Fannie Mae Pool #CB6597 6.00% 4/1/2053 (e)	32	33
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (e)	3,695	3,909
Fannie Mae Pool #FS9677 2.50% 5/1/2053 (e)	137	115
Fannie Mae Pool #BW9710 3.00% 5/1/2053 (e)	2,631	2,302
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (e)	7,124	7,077
Fannie Mae Pool #BY2505 5.50% 5/1/2053 (e)	2,059	2,075
Fannie Mae Pool #BY1592 5.50% 5/1/2053 (e)	1,484	1,497
Intermediate Bond Fund of America — Page 8 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BY3207 5.50% 5/1/2053 (e)	USD1,450	$1,476
Fannie Mae Pool #BY3208 5.50% 5/1/2053 (e)	1,196	1,205
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (e)	795	801
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (e)	380	383
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (e)	69	69
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (e)	36,968	37,881
Fannie Mae Pool #BY1721 6.00% 5/1/2053 (e)	1,446	1,488
Fannie Mae Pool #BY2260 6.00% 5/1/2053 (e)	81	83
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (e)	1,128	1,177
Fannie Mae Pool #MA5037 4.50% 6/1/2053 (e)	5,379	5,186
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (e)	881	849
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (e)	19,122	19,238
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (e)	2,037	2,054
Fannie Mae Pool #BY3337 5.50% 6/1/2053 (e)	956	964
Fannie Mae Pool #BY5242 5.50% 6/1/2053 (e)	42	42
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (e)	57,403	58,896
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (e)	20,413	21,011
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (e)	13,601	13,973
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (e)	9,812	10,114
Fannie Mae Pool #FS4775 6.00% 6/1/2053 (e)	636	651
Fannie Mae Pool #BW5303 6.00% 6/1/2053 (e)	33	34
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (e)	12,637	13,210
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (e)	4,803	5,024
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (e)	3,865	4,049
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (e)	7,940	6,383
Fannie Mae Pool #BW9648 3.50% 7/1/2053 (e)	354	323
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (e)	2,300	2,319
Fannie Mae Pool #FS5517 6.00% 7/1/2053 (e)	701	720
Fannie Mae Pool #MA5105 4.50% 8/1/2053 (e)	7,475	7,201
Fannie Mae Pool #MA5108 6.00% 8/1/2053 (e)	115,137	118,083
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (e)	88	89
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (e)	7,245	7,456
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (e)	207	209
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (e)	8,620	8,828
Fannie Mae Pool #FS6163 6.00% 10/1/2053 (e)	8,418	8,676
Fannie Mae Pool #CB7341 6.00% 10/1/2053 (e)	1,034	1,067
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (e)	2,894	2,917
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (e)	1,943	1,959
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (e)	10,416	10,659
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (e)	7,484	7,705
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (e)	5,401	5,558
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (e)	12,160	12,742
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (e)	2,594	2,708
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (e)	1,909	1,985
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (e)	2,062	2,078
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (e)	26,945	27,708
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (e)	3,075	3,143
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (e)	994	1,047
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (e)	6,474	6,655
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (e)	1,740	1,779
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (e)	25,328	26,336
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (e)	4,033	4,240
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (e)	743	781
Fannie Mae Pool #DA5799 7.00% 1/1/2054 (e)	1,029	1,096
Intermediate Bond Fund of America — Page 9 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (e)	USD515	$519
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (e)	100	101
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (e)	15,713	16,171
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (e)	8,591	8,964
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (e)	1,889	1,984
Fannie Mae Pool #CB8018 6.50% 2/1/2054 (e)	60	62
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (e)	5,237	5,267
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (e)	4,626	4,658
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (e)	3,717	3,740
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (e)	2,196	2,220
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (e)	1,091	1,107
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (e)	6,666	6,856
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (e)	5,959	6,171
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (e)	300	307
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (e)	785	826
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (e)	6,252	6,299
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (e)	4,941	5,010
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (e)	2,326	2,346
Fannie Mae Pool #DB2762 6.00% 4/1/2054 (e)	61	63
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (e)	1,855	1,943
Fannie Mae Pool #DB2704 6.50% 4/1/2054 (e)	308	322
Fannie Mae Pool #DB3612 5.50% 5/1/2054 (e)	319	321
Fannie Mae Pool #DB4021 6.50% 5/1/2054 (e)	54	57
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (e)	8,461	8,511
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (e)	3,870	3,980
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (e)	3,546	3,675
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (e)	658	673
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (e)	527	540
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (e)	472	484
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (e)	6,585	6,847
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (e)	2,794	2,924
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (e)	235	246
Fannie Mae Pool #DB6174 6.50% 6/1/2054 (e)	39	40
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (e)	4,842	4,900
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (e)	1,945	1,969
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (e)	1,955	1,965
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (e)	255	258
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (e)	6,358	6,500
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (e)	1,853	1,906
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (e)	827	846
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (e)	418	427
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (e)	363	373
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (e)	7,506	7,889
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (e)	4,380	4,584
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (e)	1,713	1,795
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (e)	1,212	1,265
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (e)	755	790
Fannie Mae Pool #DB6947 6.50% 7/1/2054 (e)	551	575
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (e)	454	477
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (e)	289	286
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (e)	23	23
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (e)	4,174	4,267
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (e)	3,395	3,497
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (e)	2,065	2,119
Intermediate Bond Fund of America — Page 10 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (e)	USD1,746	$1,790
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (e)	1,491	1,528
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (e)	1,392	1,431
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (e)	977	1,004
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (e)	481	492
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (e)	185	191
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (e)	181	187
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (e)	146	151
Fannie Mae Pool #DB2541 6.00% 8/1/2054 (e)	77	78
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (e)	4,433	4,636
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (e)	1,727	1,796
Fannie Mae Pool #FS8762 6.50% 8/1/2054 (e)	1,368	1,430
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (e)	383	401
Fannie Mae Pool #DB1919 7.00% 8/1/2054 (e)	176	189
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (e)	18,463	18,737
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (e)	3,693	3,727
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (e)	2,660	2,674
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (e)	2,079	2,096
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (e)	782	786
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (e)	3,444	3,541
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (e)	368	377
Fannie Mae Pool #DC3457 6.00% 9/1/2054 (e)	221	227
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (e)	89	91
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (e)	1	2
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (e)	2	2
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (e)	5,244	5,453
Fannie Mae Pool #DC1349 6.50% 9/1/2054 (e)	41	43
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (e)	451	461
Fannie Mae Pool #FS9374 6.50% 10/1/2054 (e)	6,646	6,940
Fannie Mae Pool #FS9566 6.50% 10/1/2054 (e)	5,618	5,919
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (e)	543	570
Fannie Mae Pool #DC4927 6.50% 10/1/2054 (e)	249	259
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (e)	3,467	3,416
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (e)	4,437	4,483
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (e)	4	4
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (e)	13,632	14,030
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (e)	1,551	1,586
Fannie Mae Pool #MA5547 7.00% 11/1/2054 (e)	1,456	1,540
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (e)	15,511	15,283
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (e)	4,887	4,826
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (e)	12,590	12,719
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (e)	883	893
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (e)	1,626	1,675
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (e)	1,253	1,281
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (e)	383	392
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (e)	162	165
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (e)	2,664	2,770
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (e)	90	86
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (e)	8,735	8,646
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (e)	9	9
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (e)	5,210	5,326
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (e)	1,197	1,224
Fannie Mae Pool #DC7843 6.50% 1/1/2055 (e)	736	766
Fannie Mae Pool #MA5602 6.50% 1/1/2055 (e)	104	108
Intermediate Bond Fund of America — Page 11 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DC9365 6.50% 1/1/2055 (e)	USD5	$5
Fannie Mae Pool #CB9856 7.00% 1/1/2055 (e)	3,200	3,388
Fannie Mae Pool #DD1917 7.00% 1/1/2055 (e)	1,149	1,216
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (e)	5,756	5,788
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (e)	5,285	5,403
Fannie Mae Pool #FP0145 6.50% 2/1/2055 (e)	1,591	1,654
Fannie Mae Pool #FP0132 6.50% 2/1/2055 (e)	891	926
Fannie Mae Pool #DD3317 6.50% 2/1/2055 (e)	192	201
Fannie Mae Pool #DD4797 6.50% 2/1/2055 (e)	36	38
Fannie Mae Pool #DD1054 7.00% 2/1/2055 (e)	1,744	1,858
Fannie Mae Pool #DD0760 7.00% 2/1/2055 (e)	1,398	1,484
Fannie Mae Pool #FA1000 7.00% 2/1/2055 (e)	1,276	1,350
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (e)	131	126
Fannie Mae Pool #CC0973 6.00% 3/1/2055 (e)	2,148	2,196
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (e)	1,790	1,829
Fannie Mae Pool #190445 6.50% 3/1/2055 (e)	54,824	57,008
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (e)	14,003	14,565
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (e)	8,219	8,695
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (e)	141	136
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (e)	28,503	29,138
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (e)	7	7
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (e)	2	2
Fannie Mae Pool #DD6085 6.50% 4/1/2055 (e)	97	102
Fannie Mae Pool #FA4426 7.00% 4/1/2055 (e)	1,126	1,191
Fannie Mae Pool #DD8349 7.00% 4/1/2055 (e)	819	867
Fannie Mae Pool #DD6277 7.00% 4/1/2055 (e)	291	309
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (e)	683	673
Fannie Mae Pool #MA5700 5.50% 5/1/2055 (e)	6	6
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (e)	16,143	16,503
Fannie Mae Pool #DD8649 7.00% 5/1/2055 (e)	883	935
Fannie Mae Pool #DD7749 7.00% 5/1/2055 (e)	433	459
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (e)	351	346
Fannie Mae Pool #DE1088 7.00% 6/1/2055 (e)	1,385	1,471
Fannie Mae Pool #MA5738 7.00% 6/1/2055 (e)	1,139	1,206
Fannie Mae Pool #DE5117 6.00% 7/1/2055 (e)	220	225
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (e)	17	17
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (e)	40,214	41,816
Fannie Mae Pool #MA5763 7.00% 7/1/2055 (e)	4,820	5,099
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (e)	1,582	1,617
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (e)	45	46
Fannie Mae Pool #DE6152 6.50% 8/1/2055 (e)	5,948	6,185
Fannie Mae Pool #MA5823 6.00% 9/1/2055 (e)	886	906
Fannie Mae Pool #MA5824 6.50% 9/1/2055 (e)	1,602	1,665
Fannie Mae Pool #FA4420 7.00% 9/1/2055 (e)	38	41
Fannie Mae Pool #MA5855 6.50% 10/1/2055 (e)	534	556
Fannie Mae Pool #FA4427 7.00% 10/1/2055 (e)	1,220	1,291
Fannie Mae Pool #MA5971 5.00% 2/1/2056 (e)	313	308
Fannie Mae Pool #MA6029 5.00% 4/1/2056 (e)	4,478	4,410
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (e)	1,927	1,811
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (e)	9,970	8,998
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (e)	1,129	1,096
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (e)	6,555	5,914
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (e)	4,147	3,767
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (e)	8,452	7,275
Intermediate Bond Fund of America — Page 12 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (e)	USD8,513	$6,980
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (e)	2,201	1,889
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (e)	2,518	2,421
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (e)	2,713	2,328
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (e)	3,878	3,488
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (e)	872	808
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029 (e)	64	68
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (e)	130	134
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (e)	21	21
Fannie Mae, Series 2024-M1, Class A2, Multi Family, 4.50% 1/25/2034 (e)(f)	16,000	15,866
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 10/25/2036 (e)	40	36
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 1/25/2037 (e)	169	148
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (e)(f)(g)	12,814	12,802
FHLMC Multi Family Structured Pass Through Certs., Series K-174, Class A2, 4.53% 10/25/2035 (e)(f)	1,000	989
Freddie Mac Pool #G14278 3.50% 10/1/2026 (e)	12	12
Freddie Mac Pool #J17236 3.50% 11/1/2026 (e)	4	4
Freddie Mac Pool #ZK3828 3.00% 1/1/2027 (e)	5	5
Freddie Mac Pool #G14502 3.00% 2/1/2027 (e)	13	13
Freddie Mac Pool #ZK3899 3.00% 2/1/2027 (e)	3	3
Freddie Mac Pool #ZK3929 3.00% 3/1/2027 (e)	4	4
Freddie Mac Pool #ZK3934 3.00% 3/1/2027 (e)	1	1
Freddie Mac Pool #ZA0550 6.50% 9/1/2028 (e)	3	3
Freddie Mac Pool #ZK6157 3.00% 10/1/2028 (e)	78	77
Freddie Mac Pool #ZK6134 3.00% 10/1/2028 (e)	77	76
Freddie Mac Pool #J25843 3.50% 10/1/2028 (e)	33	32
Freddie Mac Pool #ZA0559 7.00% 10/1/2028 (e)	1	1
Freddie Mac Pool #ZA3673 3.00% 11/1/2028 (e)	177	175
Freddie Mac Pool #V60341 3.00% 11/1/2028 (e)	109	107
Freddie Mac Pool #ZK6172 3.00% 11/1/2028 (e)	40	40
Freddie Mac Pool #J26473 3.50% 11/1/2028 (e)	112	111
Freddie Mac Pool #J26343 3.50% 11/1/2028 (e)	29	29
Freddie Mac Pool #ZA0560 6.50% 11/1/2028 (e)	17	17
Freddie Mac Pool #V60362 3.00% 12/1/2028 (e)	62	61
Freddie Mac Pool #G14942 3.50% 12/1/2028 (e)	148	147
Freddie Mac Pool #V60368 3.50% 12/1/2028 (e)	75	75
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (e)	275	272
Freddie Mac Pool #V60448 3.00% 1/1/2029 (e)	81	80
Freddie Mac Pool #ZA3699 3.00% 2/1/2029 (e)	137	135
Freddie Mac Pool #V60493 3.00% 2/1/2029 (e)	113	111
Freddie Mac Pool #J27240 3.50% 2/1/2029 (e)	62	62
Freddie Mac Pool #J27711 3.50% 3/1/2029 (e)	4	4
Freddie Mac Pool #ZS8526 3.00% 5/1/2029 (e)	9	9
Freddie Mac Pool #J28177 3.50% 5/1/2029 (e)	41	40
Freddie Mac Pool #J28422 3.50% 6/1/2029 (e)	61	61
Freddie Mac Pool #ZS6995 3.00% 8/1/2029 (e)	99	97
Freddie Mac Pool #J28964 3.50% 8/1/2029 (e)	27	26
Freddie Mac Pool #J29039 3.50% 8/1/2029 (e)	13	13
Freddie Mac Pool #J28885 3.50% 8/1/2029 (e)	6	6
Freddie Mac Pool #G15175 3.00% 9/1/2029 (e)	202	198
Freddie Mac Pool #V60616 3.00% 9/1/2029 (e)	131	129
Freddie Mac Pool #ZA3742 3.00% 11/1/2029 (e)	181	178
Freddie Mac Pool #V60622 3.00% 11/1/2029 (e)	101	100
Freddie Mac Pool #V60651 3.00% 11/1/2029 (e)	98	96
Freddie Mac Pool #ZA3750 3.00% 12/1/2029 (e)	107	105
Intermediate Bond Fund of America — Page 13 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #J30209 3.50% 12/1/2029 (e)	USD3	$3
Freddie Mac Pool #ZK7089 3.00% 1/1/2030 (e)	137	134
Freddie Mac Pool #ZA3774 3.00% 3/1/2030 (e)	176	172
Freddie Mac Pool #J32008 3.00% 6/1/2030 (e)	109	107
Freddie Mac Pool #J33952 3.00% 3/1/2031 (e)	34	32
Freddie Mac Pool #J36382 3.50% 2/1/2032 (e)	15	15
Freddie Mac Pool #J36383 3.50% 2/1/2032 (e)	12	11
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (e)	53	51
Freddie Mac Pool #SB8279 6.00% 1/1/2039 (e)	10	11
Freddie Mac Pool #SB1215 6.00% 7/1/2039 (e)	398	410
Freddie Mac Pool #SB1398 6.00% 9/1/2039 (e)	7,648	7,905
Freddie Mac Pool #QO2526 6.00% 9/1/2039 (e)	667	688
Freddie Mac Pool #QO2528 6.00% 9/1/2039 (e)	21	21
Freddie Mac Pool #QO2810 6.00% 12/1/2039 (e)	847	873
Freddie Mac Pool #QO2894 6.00% 12/1/2039 (e)	448	461
Freddie Mac Pool #SB8368 6.00% 2/1/2040 (e)	5,777	5,941
Freddie Mac Pool #SB8380 6.00% 4/1/2040 (e)	345	355
Freddie Mac Pool #SB1452 6.00% 4/1/2040 (e)	51	52
Freddie Mac Pool #SB8386 6.00% 5/1/2040 (e)	10,592	10,894
Freddie Mac Pool #RR0011 6.00% 7/1/2040 (e)	31	32
Freddie Mac Pool #SC0113 2.00% 12/1/2040 (e)	187	164
Freddie Mac Pool #SC0169 2.00% 6/1/2041 (e)	337	293
Freddie Mac Pool #RB5118 2.00% 7/1/2041 (e)	4,443	3,847
Freddie Mac Pool #RB5121 2.00% 8/1/2041 (e)	6,947	6,018
Freddie Mac Pool #SC0175 2.00% 9/1/2041 (e)	633	552
Freddie Mac Pool #QK1181 2.00% 11/1/2041 (e)	1,141	989
Freddie Mac Pool #RB5138 2.00% 12/1/2041 (e)	15,413	13,353
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (e)	4,837	4,185
Freddie Mac Pool #RB5148 2.00% 3/1/2042 (e)	10,406	8,996
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (e)	2	2
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (e)	262	247
Freddie Mac Pool #Q18236 3.50% 5/1/2043 (e)	351	330
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (e)	295	276
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (e)	330	308
Freddie Mac Pool #RB5317 6.50% 10/1/2044 (e)	222	231
Freddie Mac Pool #760012 5.152% 4/1/2045 (e)(f)	390	392
Freddie Mac Pool #760013 5.154% 4/1/2045 (e)(f)	349	352
Freddie Mac Pool #760014 4.634% 8/1/2045 (e)(f)	1,102	1,098
Freddie Mac Pool #G60238 3.50% 10/1/2045 (e)	3,940	3,686
Freddie Mac Pool #G67700 3.50% 8/1/2046 (e)	1,483	1,381
Freddie Mac Pool #760015 4.224% 1/1/2047 (e)(f)	1,759	1,714
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (e)	559	513
Freddie Mac Pool #Q51622 3.50% 10/1/2047 (e)	551	504
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (e)	776	720
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (e)	510	473
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (e)	510	472
Freddie Mac Pool #Q55056 3.50% 3/1/2048 (e)	464	431
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (e)	416	386
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (e)	288	268
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (e)	235	218
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (e)	214	199
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (e)	158	148
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (e)	137	127
Freddie Mac Pool #G67711 4.00% 3/1/2048 (e)	5,182	4,928
Intermediate Bond Fund of America — Page 14 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q55060 3.50% 4/1/2048 (e)	USD152	$141
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (e)	32	31
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (e)	27	26
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (e)	17	17
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (e)	278	258
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (e)	164	153
Freddie Mac Pool #Q56591 3.50% 6/1/2048 (e)	149	138
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (e)	59	56
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (e)	1,102	1,079
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (e)	518	506
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (e)	350	342
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (e)	772	757
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (e)	1,653	1,534
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (e)	5,263	4,840
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (e)	490	454
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (e)	3,997	3,714
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (e)	3,792	3,523
Freddie Mac Pool #SD0187 3.00% 1/1/2050 (e)	3,682	3,302
Freddie Mac Pool #RA2457 3.00% 4/1/2050 (e)	7,811	6,951
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (e)	17	15
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (e)	234	207
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (e)	124	110
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (e)	3,445	2,956
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (e)	15,962	12,921
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (e)	7,188	5,893
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (e)	5,684	4,559
Freddie Mac Pool #QB8675 2.00% 2/1/2051 (e)	573	459
Freddie Mac Pool #RA4528 2.50% 2/1/2051 (e)	557	467
Freddie Mac Pool #RA4727 2.00% 3/1/2051 (e)	730	586
Freddie Mac Pool #SD0554 2.50% 3/1/2051 (e)	12,759	10,696
Freddie Mac Pool #RA5054 2.00% 4/1/2051 (e)	24,036	19,388
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (e)	157	132
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (e)	45,611	36,979
Freddie Mac Pool #QC1665 2.00% 5/1/2051 (e)	195	156
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (e)	32	26
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (e)	2,915	2,476
Freddie Mac Pool #RA5355 2.50% 5/1/2051 (e)	1,672	1,413
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (e)	56	49
Freddie Mac Pool #QC2901 2.00% 6/1/2051 (e)	60	48
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (e)	2,759	2,318
Freddie Mac Pool #QC5000 2.00% 7/1/2051 (e)	222	178
Freddie Mac Pool #QC5798 2.00% 8/1/2051 (e)	105	85
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (e)	177	148
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (e)	25,028	21,902
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (e)	11,965	10,280
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (e)	4,818	4,131
Freddie Mac Pool #RA5937 2.50% 9/1/2051 (e)	1,221	1,030
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (e)	787	660
Freddie Mac Pool #QC7739 2.50% 9/1/2051 (e)	25	21
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (e)	57,853	51,551
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (e)	58	52
Freddie Mac Pool #QC9669 3.50% 10/1/2051 (e)	107	98
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (e)	3,836	3,092
Freddie Mac Pool #QD0195 2.00% 11/1/2051 (e)	1,880	1,506
Intermediate Bond Fund of America — Page 15 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (e)	USD1,864	$1,497
Freddie Mac Pool #RA6237 2.00% 11/1/2051 (e)	102	82
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (e)	3,270	2,804
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (e)	3,240	2,768
Freddie Mac Pool #QD0162 2.50% 11/1/2051 (e)	356	299
Freddie Mac Pool #QD1439 3.00% 11/1/2051 (e)	468	410
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (e)	117	103
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (e)	761	613
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (e)	9,556	8,178
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (e)	751	658
Freddie Mac Pool #QD2877 3.00% 12/1/2051 (e)	503	441
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (e)	12	11
Freddie Mac Pool #QD3806 2.00% 1/1/2052 (e)	1,310	1,049
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (e)	2,297	1,959
Freddie Mac Pool #RA6767 2.00% 2/1/2052 (e)	27,637	22,279
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (e)	4,464	3,576
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (e)	785	632
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (e)	779	626
Freddie Mac Pool #QD6093 2.00% 2/1/2052 (e)	69	55
Freddie Mac Pool #RA6774 2.00% 2/1/2052 (e)	22	18
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (e)	3,445	3,176
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (e)	702	643
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (e)	13,190	10,607
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (e)	3,977	3,194
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (e)	2,562	2,059
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (e)	867	695
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (e)	844	679
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (e)	239	192
Freddie Mac Pool #SD4526 2.00% 3/1/2052 (e)	119	95
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (e)	4,674	4,158
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (e)	1,947	1,565
Freddie Mac Pool #QE1586 2.00% 4/1/2052 (e)	770	618
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (e)	5,231	4,482
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (e)	694	581
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (e)	13,383	11,706
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (e)	1,005	810
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (e)	205	172
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (e)	6,762	5,924
Freddie Mac Pool #SL1564 3.00% 6/1/2052 (e)	427	375
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (e)	327	286
Freddie Mac Pool #QE4613 4.00% 6/1/2052 (e)	376	354
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (e)	67	63
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (e)	7,654	7,384
Freddie Mac Pool #SD8240 2.00% 7/1/2052 (e)	25	20
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (e)	3,246	2,737
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (e)	6,977	6,103
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (e)	4,825	4,544
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (e)	718	576
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (e)	185	179
Freddie Mac Pool #QE7695 5.00% 8/1/2052 (e)	14,746	14,539
Freddie Mac Pool #SD8244 4.00% 9/1/2052 (e)	346	325
Freddie Mac Pool #QE8940 4.50% 9/1/2052 (e)	11,703	11,279
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (e)	186	180
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (e)	49,140	48,746
Intermediate Bond Fund of America — Page 16 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (e)	USD334	$281
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (e)	2,724	2,559
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (e)	74	71
Freddie Mac Pool #QF1573 5.50% 10/1/2052 (e)	579	584
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (e)	74	72
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (e)	18,097	18,255
Freddie Mac Pool #SD1961 5.50% 12/1/2052 (e)	829	834
Freddie Mac Pool #SD8312 2.50% 1/1/2053 (e)	450	378
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (e)	49	47
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (e)	1,925	1,906
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (e)	17,358	17,845
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (e)	7,815	7,917
Freddie Mac Pool #QF7073 5.50% 2/1/2053 (e)	1,325	1,336
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (e)	977	986
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (e)	817	823
Freddie Mac Pool #QF7774 5.50% 2/1/2053 (e)	596	601
Freddie Mac Pool #QF7483 5.50% 2/1/2053 (e)	555	560
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (e)	3,377	3,472
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (e)	3,287	3,314
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (e)	11,174	11,102
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (e)	5,368	5,313
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (e)	28,109	28,350
Freddie Mac Pool #QG1023 5.50% 4/1/2053 (e)	1,291	1,300
Freddie Mac Pool #QG0979 5.50% 4/1/2053 (e)	1,235	1,243
Freddie Mac Pool #QG2749 5.50% 4/1/2053 (e)	1,041	1,048
Freddie Mac Pool #QG1387 5.50% 4/1/2053 (e)	841	848
Freddie Mac Pool #RA9126 2.50% 5/1/2053 (e)	230	193
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (e)	2,433	2,410
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (e)	5,142	5,171
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (e)	1,513	1,533
Freddie Mac Pool #QG3382 5.50% 5/1/2053 (e)	1,391	1,409
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (e)	1,764	1,808
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (e)	1,696	1,791
Freddie Mac Pool #SD8328 4.50% 6/1/2053 (e)	5,717	5,512
Freddie Mac Pool #QG5436 5.00% 6/1/2053 (e)	20,653	20,493
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (e)	1,210	1,197
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (e)	1,188	1,198
Freddie Mac Pool #QG5136 5.50% 6/1/2053 (e)	961	969
Freddie Mac Pool #QG5097 5.50% 6/1/2053 (e)	953	964
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (e)	740	748
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (e)	21,923	22,488
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (e)	7,205	7,468
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (e)	6,375	6,547
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (e)	4,342	4,475
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (e)	3,828	3,993
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (e)	376	386
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (e)	4,622	4,837
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (e)	4,229	4,430
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (e)	4,060	4,292
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (e)	3,795	4,014
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (e)	2,728	2,888
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (e)	2,234	2,361
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (e)	1,497	1,565
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (e)	1,219	1,304
Intermediate Bond Fund of America — Page 17 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (e)	USD139	$138
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (e)	1,922	1,939
Freddie Mac Pool #QG7218 6.00% 7/1/2053 (e)	1,129	1,159
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (e)	419	435
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (e)	194	199
Freddie Mac Pool #RA9735 2.50% 8/1/2053 (e)	125	105
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (e)	1,109	1,119
Freddie Mac Pool #SD3817 6.00% 9/1/2053 (e)	4,495	4,597
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (e)	2,050	2,103
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (e)	6,780	6,830
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (e)	18,513	19,014
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (e)	32,429	32,152
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (e)	2,768	2,789
Freddie Mac Pool #SD4703 6.00% 11/1/2053 (e)	9,821	10,123
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (e)	1,478	1,541
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (e)	316	328
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (e)	939	754
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (e)	6,356	6,504
Freddie Mac Pool #SD4730 6.00% 1/1/2054 (e)	1,628	1,686
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (e)	1,933	2,031
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (e)	1,348	1,402
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (e)	1,255	1,309
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (e)	510	514
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (e)	22,411	23,047
Freddie Mac Pool #SD4906 6.00% 2/1/2054 (e)	3,809	3,923
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (e)	2,872	2,936
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (e)	705	729
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (e)	118	124
Freddie Mac Pool #SD8404 7.00% 2/1/2054 (e)	33,697	35,651
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (e)	11,992	12,066
Freddie Mac Pool #QI1404 5.50% 3/1/2054 (e)	4,930	4,983
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (e)	457	469
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (e)	463	484
Freddie Mac Pool #SI2126 6.50% 3/1/2054 (e)	89	93
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (e)	2,247	2,279
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (e)	1,417	1,426
Freddie Mac Pool #QI2281 6.00% 4/1/2054 (e)	2,792	2,887
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (e)	228	236
Freddie Mac Pool #QI4365 6.50% 4/1/2054 (e)	1,355	1,417
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (e)	1,212	1,276
Freddie Mac Pool #SD8426 7.00% 4/1/2054 (e)	643	681
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (e)	298	309
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (e)	8	8
Freddie Mac Pool #SD5419 6.50% 5/1/2054 (e)	5,014	5,232
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (e)	7,360	7,291
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (e)	1,750	1,769
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (e)	793	806
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (e)	4,266	4,388
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (e)	3,105	3,221
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (e)	6,611	6,907
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (e)	2,343	2,470
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (e)	1,240	1,303
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (e)	7,735	7,780
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (e)	2,444	2,473
Intermediate Bond Fund of America — Page 18 of 69

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (e)	USD520	$526
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (e)	6,602	6,769
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (e)	3,285	3,370
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (e)	3,065	3,133
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (e)	795	817
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (e)	384	394
Freddie Mac Pool #QJ0957 6.00% 7/1/2054 (e)	100	102
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (e)	81	83
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (e)	21,807	22,675
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (e)	12,416	12,973
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (e)	2,382	2,503
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (e)	1,120	1,174
Freddie Mac Pool #RJ2525 6.50% 7/1/2054 (e)	822	855
Freddie Mac Pool #QJ0143 6.50% 7/1/2054 (e)	439	459
Freddie Mac Pool #QJ0973 6.50% 7/1/2054 (e)	159	166
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (e)	2,769	2,798
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (e)	1,624	1,636
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (e)	1,570	1,587
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (e)	1,117	1,133
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (e)	282	286
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (e)	3,919	4,058
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (e)	2,408	2,461
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (e)	2,099	2,158
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (e)	1,450	1,486
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (e)	510	523
Freddie Mac Pool #QJ1163 6.00% 8/1/2054 (e)	234	239
Freddie Mac Pool #QJ1787 6.00% 8/1/2054 (e)	23	23
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (e)	4	4
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (e)	14,259	14,827
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (e)	6,447	6,725
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (e)	2,809	2,935
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (e)	2,377	2,488
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (e)	1,543	1,609
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (e)	894	940
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (e)	633	663
Freddie Mac Pool #QJ1576 6.50% 8/1/2054 (e)	572	598
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (e)	21,664	21,784
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (e)	13,113	13,250
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (e)	5,583	5,675
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (e)	4,942	4,994
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (e)	2,326	2,358
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (e)	1,610	1,619
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (e)	5,437	5,589
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (e)	3,760	3,867
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (e)	3,620	3,760
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (e)	3,583	3,711
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (e)	2,056	2,108
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (e)	53	54
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (e)	10,145	10,549
Freddie Mac Pool #SD6531 6.50% 9/1/2054 (e)	4,784	5,038
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (e)	4,669	4,863
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (e)	1,836	1,920
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (e)	1,356	1,414
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (e)	892	931
Intermediate Bond Fund of America — Page 19 of 69

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (e)	USD487	$508
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (e)	364	380
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (e)	172	181
Freddie Mac Pool #QJ3931 6.50% 9/1/2054 (e)	55	57
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (e)	24,595	24,732
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (e)	913	922
Freddie Mac Pool #RJ3187 6.00% 10/1/2054 (e)	466	476
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (e)	6,444	6,739
Freddie Mac Pool #QJ8297 6.50% 10/1/2054 (e)	18	18
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (e)	1,748	1,686
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (e)	100	96
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (e)	7,495	7,381
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (e)	32,786	33,095
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (e)	5,277	5,313
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (e)	2,334	2,347
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (e)	19,011	18,825
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (e)	18,053	17,793
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (e)	4,194	4,142
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (e)	3,100	3,055
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (e)	1,379	1,365
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (e)	1,017	1,006
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (e)	8,142	8,229
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (e)	6,869	6,907
Freddie Mac Pool #QX1642 6.50% 12/1/2054 (e)	902	938
Freddie Mac Pool #QX2588 6.50% 12/1/2054 (e)	507	532
Freddie Mac Pool #SD8498 7.00% 12/1/2054 (e)	1,239	1,311
Freddie Mac Pool #RJ3130 7.00% 12/1/2054 (e)	597	632
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (e)	7	7
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (e)	742	758
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (e)	384	392
Freddie Mac Pool #SD8486 6.50% 1/1/2055 (e)	485	505
Freddie Mac Pool #QX4337 6.50% 1/1/2055 (e)	33	34
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (e)	6,450	6,824
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (e)	52	51
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (e)	2	2
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (e)	8,101	8,281
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (e)	2,216	2,280
Freddie Mac Pool #SD8508 6.50% 2/1/2055 (e)	4,836	5,028
Freddie Mac Pool #QX6931 6.50% 2/1/2055 (e)	837	871
Freddie Mac Pool #QX6206 6.50% 2/1/2055 (e)	711	742
Freddie Mac Pool #QX6698 6.50% 2/1/2055 (e)	219	229
Freddie Mac Pool #SI2123 6.50% 2/1/2055 (e)	63	66
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (e)	277	278
Freddie Mac Pool #SL0585 5.50% 3/1/2055 (e)	268	269
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (e)	1,085	1,109
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (e)	373	383
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (e)	24,327	25,296
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (e)	595	622
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (e)	631	623
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (e)	13,325	13,621
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (e)	2,272	2,322
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (e)	1,956	2,000
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (e)	27	28
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (e)	1,618	1,688
Intermediate Bond Fund of America — Page 20 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QY0752 7.00% 4/1/2055 (e)	USD336	$356
Freddie Mac Pool #RJ3923 7.00% 4/1/2055 (e)	233	247
Freddie Mac Pool #QY0611 7.00% 4/1/2055 (e)	68	72
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (e)	635	626
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (e)	3,708	3,729
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (e)	7,338	7,501
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (e)	1,813	1,853
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (e)	897	917
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (e)	52	53
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (e)	50	51
Freddie Mac Pool #SL1315 6.50% 5/1/2055 (e)	98	102
Freddie Mac Pool #QY3520 7.00% 5/1/2055 (e)	1,758	1,866
Freddie Mac Pool #SD8536 7.00% 5/1/2055 (e)	1,094	1,157
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (e)	1,306	1,287
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (e)	13,839	14,147
Freddie Mac Pool #QY8368 6.00% 6/1/2055 (e)	325	333
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (e)	6,713	6,980
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (e)	1,127	1,192
Freddie Mac Pool #RQ0016 7.00% 6/1/2055 (e)	220	233
Freddie Mac Pool #QY9732 3.50% 7/1/2055 (e)	811	738
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (e)	33,368	34,110
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (e)	2,315	2,366
Freddie Mac Pool #QY8178 6.00% 7/1/2055 (e)	236	242
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (e)	13,173	13,698
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (e)	2,879	2,994
Freddie Mac Pool #RJ5632 6.00% 8/1/2055 (e)	5,400	5,520
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (e)	994	1,016
Freddie Mac Pool #SL3668 6.00% 8/1/2055 (e)	639	653
Freddie Mac Pool #RJ5153 6.00% 8/1/2055 (e)	534	546
Freddie Mac Pool #RQ0042 6.50% 8/1/2055 (e)	879	914
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (e)	31,559	32,261
Freddie Mac Pool #RJ5966 6.00% 9/1/2055 (e)	1,450	1,482
Freddie Mac Pool #QZ2299 7.00% 9/1/2055 (e)	2,604	2,763
Freddie Mac Pool #SL4068 7.00% 9/1/2055 (e)	1,067	1,130
Freddie Mac Pool #TA0114 6.50% 10/1/2055 (e)	156	162
Freddie Mac Pool #RQ0059 7.00% 10/1/2055 (e)	1,592	1,684
Freddie Mac Pool #RQ0067 7.00% 11/1/2055 (e)	1,018	1,077
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (e)	9	8
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (e)	11,184	11,433
Freddie Mac Pool #RJ6302 6.00% 12/1/2055 (e)	2,516	2,572
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (e)	980	892
Freddie Mac Pool #RJ6300 6.50% 1/1/2056 (e)	406	422
Freddie Mac Pool #TA7524 6.50% 2/1/2056 (e)	629	654
Freddie Mac Pool #RQ0110 5.00% 4/1/2056 (e)	1,653	1,628
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029 (e)	2,069	1,945
Freddie Mac, Series T041, Class 3A, 4.437% 7/25/2032 (e)(f)	93	85
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 11/25/2026 (e)(f)	939	935
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028 (e)(f)	3,000	2,974
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2/25/2029 (e)	5,000	4,885
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029 (e)	2,113	2,001
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 1/25/2030 (e)	52	48
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (e)	44,953	44,989
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (e)	13,009	13,418
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032 (e)	5,358	4,805
Intermediate Bond Fund of America — Page 21 of 69

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032 (e)	USD4,990	$4,459
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032 (e)	3,000	2,679
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032 (e)	2,536	2,274
Freddie Mac, Series 3171, Class MO, principal only, 0% 6/15/2036 (e)	143	130
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036 (e)	85	80
Freddie Mac, Series 3292, Class BO, principal only, 0% 3/15/2037 (e)	51	43
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (e)	4,278	4,055
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (e)	4,746	4,175
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (e)	951	854
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (e)	4,539	4,267
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (e)(f)	4,278	4,051
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (e)	4,953	4,291
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (e)(f)	4,712	4,297
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (e)	2,457	2,238
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (e)(f)	12,434	12,086
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (e)	6,112	5,508
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (e)	6,413	5,763
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (e)	1,984	1,903
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (e)	2,183	1,958
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (e)	1,823	1,646
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (e)	396	384
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (e)	2,926	2,745
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-1, Class MT, 3.00% 11/25/2063 (e)	17,233	14,531
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (e)	10,879	9,541
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (e)	653	639
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (e)	9,104	8,915
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (e)	21,859	20,884
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (e)	12,404	11,777
Government National Mortgage Assn. 2.50% 6/1/2056 (e)(h)	2,960	2,533
Government National Mortgage Assn. 5.50% 6/1/2056 (e)(h)	9,695	9,756
Government National Mortgage Assn. Pool #005306 4.50% 2/20/2042 (e)	5	5
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047 (e)	7,583	7,204
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (e)	2	2
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (e)	4	4
Government National Mortgage Assn. Pool #MA6217 2.50% 10/20/2049 (e)	34	29
Government National Mortgage Assn. Pool #MA6930 2.00% 10/20/2050 (e)	69	57
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (e)	43,780	35,957
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (e)	1,089	894
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (e)	23,056	19,751
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (e)	5,686	4,848
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (e)	4,258	3,630
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (e)	5,193	4,428
Government National Mortgage Assn. Pool #MA7766 2.00% 12/20/2051 (e)	900	740
Government National Mortgage Assn. Pool #MA7826 2.00% 1/20/2052 (e)	318	261
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (e)	5,171	4,434
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (e)	9,731	7,992
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (e)	541	464
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (e)	13,922	12,395
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (e)	3,979	3,410
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (e)	10,552	9,394
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (e)	231	210
Government National Mortgage Assn. Pool #MA8151 4.50% 7/20/2052 (e)	316	307
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (e)	12,822	11,632
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (e)	113	106
Intermediate Bond Fund of America — Page 22 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (e)	USD12,707	$12,299
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (e)	133	125
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (e)	38,331	38,661
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (e)	2,423	2,443
Government National Mortgage Assn. Pool #MB0366 5.50% 5/20/2055 (e)	11,230	11,327
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (e)	33,119	33,376
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (e)	6,067	6,114
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (e)	1,816	1,830
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (e)	9,539	7,173
Uniform Mortgage-Backed Security 3.00% 6/1/2041 (e)(h)	1,016	966
Uniform Mortgage-Backed Security 3.50% 6/1/2041 (e)(h)	45	43
Uniform Mortgage-Backed Security 5.50% 6/1/2041 (e)(h)	3,652	3,717
Uniform Mortgage-Backed Security 2.00% 6/1/2041 (e)(h)	167	153
Uniform Mortgage-Backed Security 4.00% 6/1/2041 (e)(h)	1,205	1,170
Uniform Mortgage-Backed Security 2.00% 7/1/2041 (e)(h)	763	701
Uniform Mortgage-Backed Security 4.00% 7/1/2041 (e)(h)	6,795	6,594
Uniform Mortgage-Backed Security 2.00% 6/1/2056 (e)(h)	86,891	69,526
Uniform Mortgage-Backed Security 2.50% 6/1/2056 (e)(h)	41,008	34,320
Uniform Mortgage-Backed Security 3.00% 6/1/2056 (e)(h)	43,536	38,031
Uniform Mortgage-Backed Security 3.50% 6/1/2056 (e)(h)	7,314	6,649
Uniform Mortgage-Backed Security 4.00% 6/1/2056 (e)(h)	9,406	8,808
Uniform Mortgage-Backed Security 4.50% 6/1/2056 (e)(h)	12,384	11,891
Uniform Mortgage-Backed Security 5.00% 6/1/2056 (e)(h)	22,524	22,163
Uniform Mortgage-Backed Security 5.50% 6/1/2056 (e)(h)	15,767	15,839
Uniform Mortgage-Backed Security 6.00% 6/1/2056 (e)(h)	10,392	10,612
Uniform Mortgage-Backed Security 6.50% 6/1/2056 (e)(h)	9,260	9,627
Uniform Mortgage-Backed Security 7.00% 6/1/2056 (e)(h)	53,935	57,064
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (e)(h)	390,941	312,661
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (e)(h)	393,386	329,061
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (e)(h)	22,939	20,024
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (e)(h)	6,793	6,170
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (e)(h)	178,400	166,935
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (e)(h)	19,758	19,817
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (e)(h)	49,088	50,912
		5,003,136
Collateralized mortgage-backed obligations (privately originated) 4.72%
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (e)(g)(i)	3,663	3,669
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (e)(f)(g)	6,146	5,642
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049 (e)(f)(g)	1,720	1,681
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (e)(g)	389	381
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (e)(g)	7,913	7,702
Aspire Mortgage Trust, Series 2026-2, Class A1A, 5.325% 4/26/2066 (6.325% on 4/1/2030) (e)(g)(i)	21,252	21,277
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (e)(g)(i)	9,829	9,579
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (e)(f)(g)	11,369	10,572
BRAVO Residential Funding Trust, Series 2019-1, Class A1D, 3.50% 3/25/2058 (e)(g)	8,101	7,780
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (e)(f)(g)	3,878	3,649
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (e)(f)(g)	1,145	1,136
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (e)(f)(g)	940	858
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 4.626% 9/25/2061 (e)(g)	1,601	1,572
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 5.272% 11/25/2061 (e)(g)	671	668
BRAVO Residential Funding Trust, Series 2023-NQM4, Class A1, 6.435% 5/25/2063 (7.435% on 6/1/2027) (e)(g)(i)	1,814	1,810
BRAVO Residential Funding Trust, Series 2024-NQM6, Class A1, 5.409% 8/1/2064 (6.409% on 8/1/2028) (e)(g)(i)	6,574	6,590
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (e)(g)(i)	11,213	11,273
Intermediate Bond Fund of America — Page 23 of 69

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (e)(g)(i)	USD7,123	$7,153
BRAVO Residential Funding Trust, Series 2025-NQM8, Class A1A, 5.082% 6/25/2065 (6.082% on 8/1/2029) (e)(g)(i)	8,069	8,048
BRAVO Residential Funding Trust, Series 2025-NQM10, Class A1, 4.868% 9/25/2065 (e)(f)(g)	18,183	18,087
Bridge Trust, Series 2025-SFR1, Class A, 4.05% 9/17/2042 (e)(g)	9,528	9,131
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 7/25/2049 (e)(f)(g)	276	271
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052 (e)	1,255	1,195
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (e)(g)(i)	7,782	7,802
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (e)(f)(g)	2,052	2,047
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (e)(f)(g)	18,709	18,358
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054 (e)	2,463	2,451
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064 (e)(f)(g)	3,992	3,525
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1B, 3.375% 12/25/2064 (e)(f)(g)	4,181	3,682
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1A, 3.375% 12/25/2064 (e)(f)(g)	17	15
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (e)(f)(g)	30,366	28,653
CIM Trust, Series 2020-R7, Class A1B, 2.25% 12/27/2061 (e)(f)(g)	6,000	4,782
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (e)(f)(g)	5,427	5,335
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (e)(g)(i)	5,304	5,265
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (e)(f)(g)	870	828
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064 (e)(f)(g)	10,000	9,492
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027) (e)(g)(i)	6,514	6,500
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (e)(g)(i)	1,595	1,602
COLT Funding, LLC, Series 2023-4, Class B1, 8.209% 10/25/2068 (e)(f)(g)	2,000	2,031
COLT Funding, LLC, Series 2024-7, Class A1, 5.538% 12/26/2069 (6.538% on 11/1/2028) (e)(g)(i)	3,501	3,516
COLT Funding, LLC, Series 2025-1, Class A1, 5.699% 1/25/2070 (6.699% on 1/1/2029) (e)(g)(i)	2,876	2,894
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (e)(f)(g)	1,072	973
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.912% 5/25/2043 (e)(f)(g)	1,997	2,027
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.512% 6/25/2043 (e)(f)(g)	1,447	1,455
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.662% 1/25/2044 (e)(f)(g)	2,085	2,085
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.712% 2/25/2044 (e)(f)(g)	1,195	1,195
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.712% 5/25/2044 (e)(f)(g)	174	174
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 4.762% 9/25/2044 (e)(f)(g)	5,303	5,318
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.212% 9/25/2044 (e)(f)(g)	1,232	1,235
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.562% 1/25/2045 (e)(f)(g)	3,303	3,307
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.612% 2/25/2045 (e)(f)(g)	1,257	1,259
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.762% 2/25/2045 (e)(f)(g)	2,192	2,192
Connecticut Avenue Securities Trust, Series 2025-R03, Class 2M1, (30-day Average USD-SOFR + 1.60%) 5.212% 3/25/2045 (e)(f)(g)	7,293	7,303
Connecticut Avenue Securities Trust, Series 2025-R03, Class 1M1, (30-day Average USD-SOFR + 0.95%) 4.562% 9/25/2045 (e)(f)(g)	21,002	20,994
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.662% 2/25/2046 (e)(f)(g)	5,806	5,809
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 8/1/2057 (e)(f)(g)	880	826
Intermediate Bond Fund of America — Page 24 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058 (e)(f)(g)	USD684	$675
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060 (e)(f)(g)	1,363	1,208
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032 (e)	35	36
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032 (e)	48	49
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033 (e)	59	61
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033 (e)	32	33
FARM Mortgage Trust, Series 2024-1, Class A, 4.679% 10/1/2053 (e)(f)(g)	1,982	1,903
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (e)(f)(g)	3,139	3,145
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (e)(g)(i)	21,330	20,694
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (e)(f)(g)	1,602	1,329
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051 (e)(f)(g)	13,690	11,835
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2B, (30-day Average USD-SOFR + 1.914%) 5.527% 7/25/2030 (e)(f)	2,076	2,098
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, (30-day Average USD-SOFR + 3.40%) 7.012% 8/25/2033 (e)(f)(g)	202	224
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class B1, (30-day Average USD-SOFR + 3.40%) 7.012% 10/25/2041 (e)(f)(g)	3,000	3,025
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 4.912% 2/25/2042 (e)(f)(g)	233	233
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.562% 6/25/2042 (e)(f)(g)	7,268	7,355
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.762% 9/25/2042 (e)(f)(g)	277	278
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 4.962% 2/25/2044 (e)(f)(g)	16,608	16,674
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.862% 5/25/2044 (e)(f)(g)	20,241	20,318
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 4.662% 10/25/2044 (e)(f)(g)	2,968	2,974
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.562% 9/25/2045 (e)(f)(g)	2,085	2,089
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.462% 2/25/2046 (e)(f)(g)	15,300	15,299
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.612% 2/25/2046 (e)(f)(g)	12,445	12,444
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (30-day Average USD-SOFR + 4.00%) 7.612% 11/25/2050 (e)(f)(g)	6,500	7,150
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (e)(g)(i)	4,009	4,038
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (e)(f)(g)	12,510	11,473
GCAT Trust, Series 2025-NQM4, Class A1, 5.529% 6/25/2070 (e)(g)(i)	12,993	13,040
GS Mortgage-Backed Securities Trust, Series 2023-PJ5, Class A22, 6.50% 2/25/2054 (e)(f)(g)	2,500	2,577
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (e)(g)(i)	3,316	3,241
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (e)(g)	11,809	11,633
Home Partners of America Trust, Series 2021-2, Class C, 2.402% 12/17/2026 (e)(g)	2,878	2,838
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (e)(g)	4,314	4,291
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 9/17/2039 (e)(g)	2,182	2,135
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (e)(g)(i)	15,493	15,544
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (e)(g)(i)	12,024	12,001
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (e)(f)(g)	16,156	16,340
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.50% 7/25/2066 (e)(f)(g)	5,797	5,807
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (e)(g)	12,850	12,868
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (e)(g)	9,734	9,750
Liberty Street Trust, Series 2026-225L, Class A, 4.746% 2/10/2043 (e)(f)(g)	12,021	11,839
MFRA Trust, Series 2020-NQM1, Class A1, 2.479% 3/25/2065 (e)(f)(g)	452	442
Intermediate Bond Fund of America — Page 25 of 69

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (e)(g)(i)	USD5,826	$5,831
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (e)(g)(i)	8,229	8,277
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (e)(g)(i)	7,121	7,118
Mill City Mortgage Trust, Series 15-1, Class M3, 3.743% 6/25/2056 (e)(f)(g)	776	772
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057 (e)(f)(g)	2,429	2,407
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.482% 8/25/2058 (e)(f)(g)	657	652
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 7/25/2059 (e)(f)(g)	90	89
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (e)(g)(i)	6,815	6,875
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A1, 5.044% 7/25/2069 (e)(f)(g)	2,708	2,707
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.738% 11/25/2069 (e)(f)(g)	7,478	7,544
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056 (e)(f)(g)	431	415
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057 (e)(f)(g)	813	790
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057 (e)(f)(g)	27	26
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (e)(f)(g)	1,058	1,033
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057 (e)(f)(g)	863	852
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059 (e)(f)(g)	1,377	1,334
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059 (e)(f)(g)	2,250	2,163
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (e)(g)(i)	7,403	7,442
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (e)(f)(g)	3,591	3,336
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.65% 3/25/2053 (e)(f)(g)	6,207	6,233
Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP1, Class 2A1B, (3-month USD CME Term SOFR + 0.864%) 4.449% 2/25/2060 (e)(f)(g)	2,132	2,110
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (e)(g)(i)	7,098	7,083
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (e)(g)(i)	8,445	8,482
Onslow Bay Financial Mortgage Loan Trust, Series 2026-NQM4, Class A1, 5.173% 2/25/2066 (e)(f)(g)	13,474	13,457
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.705% 4/25/2053 (e)(f)(g)	11,953	11,979
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (e)(g)(i)	4,618	4,608
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (e)(f)(g)	13,513	13,386
Onslow Bay Financial, LLC, Series 2023-NQM7, Class A1, 6.844% 4/25/2063 (7.844% on 9/1/2027) (e)(g)(i)	2,488	2,496
Onslow Bay Financial, LLC, Series 2023-NQM6, Class A1, 6.52% 7/25/2063 (7.52% on 7/1/2027) (e)(g)(i)	1,137	1,140
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (e)(g)(i)	4,349	4,373
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (e)(g)(i)	4,415	4,439
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (e)(g)(i)	4,725	4,762
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (e)(g)(i)	6,488	6,545
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (e)(g)(i)	11,075	11,169
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (e)(g)(i)	4,435	4,439
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (e)(g)(i)	9,180	9,255
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (e)(g)(i)	12,555	12,625
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (e)(g)(i)	8,173	8,223
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (e)(g)(i)	13,581	13,650
Onslow Bay Financial, LLC, Series 2025-NQM12, Class A1, 5.316% 6/25/2065 (6.316% on 6/1/2031) (e)(g)(i)	29,099	29,144
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (e)(g)(i)	5,998	5,995
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (e)(g)(i)	4,702	4,677
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (e)(g)(i)	9,661	9,646
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (e)(f)(g)	21,032	20,928
Onslow Bay Financial, LLC, Series 2026-NQM5, Class A1, 5.321% 1/25/2066 (e)(f)(g)	11,881	11,904
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (e)(f)(g)	1,260	1,280
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (e)(f)(g)	7,741	6,829
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (e)(g)	5,845	5,821
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (e)(g)	1,534	1,514
Progress Residential Trust, Series 2022-SFR6, Class B, 4.997% 7/20/2039 (e)(g)	500	498
Intermediate Bond Fund of America — Page 26 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (e)(g)	USD6,049	$5,815
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (e)(g)	8,920	8,447
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/17/2041 (e)(g)	4,945	4,668
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (e)(g)	3,367	3,176
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (e)(g)	9,485	8,944
Progress Residential Trust, Series 2025-SFR6, Class A, 4.00% 12/17/2042 (e)(g)	8,725	8,391
Progress Residential Trust, Series 2025-SFR6, Class B, 4.00% 12/17/2042 (e)(g)	2,006	1,895
Progress Residential Trust, Series 2025-SFR6, Class D, 4.00% 12/17/2042 (e)(g)	1,734	1,609
Progress Residential Trust, Series 2026-SFR1, Class A, 3.85% 2/17/2043 (e)(g)	15,281	14,548
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (e)(g)	12,922	12,487
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (e)(g)(i)	3,518	3,410
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.03% 10/25/2055 (e)(f)(g)	14,540	14,592
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.377% 10/17/2041 (e)(f)(g)	13,181	13,183
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.078% 2/17/2042 (e)(f)(g)	1,857	1,854
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.30% 2/25/2055 (e)(f)(g)	7,070	6,990
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.961% 5/25/2055 (e)(f)(g)	12,011	11,897
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.469% 8/25/2055 (e)(f)(g)	5,800	5,227
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056 (e)(f)(g)	4,905	4,855
Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75% 10/25/2056 (e)(f)(g)	3,248	3,211
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057 (e)(f)(g)	6,450	6,394
Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75% 4/25/2057 (e)(f)(g)	5,233	5,077
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (e)(f)(g)	330	326
Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.00% 6/25/2057 (e)(f)(g)	5,541	5,283
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057 (e)(f)(g)	2,427	2,410
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (e)(f)(g)	383	379
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057 (e)(f)(g)	10,335	9,973
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058 (e)(f)(g)	3	3
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (e)(f)(g)	1,050	1,046
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058 (e)(f)(g)	2,904	2,823
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058 (e)(f)(g)	1,280	1,261
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058 (e)(f)(g)	3,435	2,979
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 4.699% 5/25/2058 (e)(f)(g)	1,272	1,294
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 6/25/2058 (e)(f)(g)	5,880	5,574
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (e)(f)(g)	88	88
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058 (e)(f)(g)	2,550	2,473
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059 (e)(f)(g)	2,285	2,081
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (e)(g)	6,031	5,502
Towd Point Mortgage Trust, Series 2015-2, Class 1B2, 3.587% 11/25/2060 (e)(f)(g)	13,157	12,805
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (e)(g)	14,261	13,614
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 4.963% 7/25/2065 (e)(f)(g)	6,378	6,352
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039 (e)(g)	3,054	2,919
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (e)(g)	20,318	20,237
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (e)(g)	5,477	5,451
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (e)(g)	6,785	6,770
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (e)(g)	9,620	9,504
Tricon Residential Trust, Series 2026-SFR1, Class A, (1-month USD CME Term SOFR + 1.10%) 4.728% 2/17/2043 (e)(f)(g)	19,764	19,749
Tricon Residential Trust, Series 2025-SFR2, Class A, 5.20% 8/17/2044 (e)(g)	8,646	8,607
Tricon Residential Trust, Series 2025-SFR2, Class B, 5.424% 8/17/2044 (e)(g)	4,496	4,438
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (e)(g)(i)	19,060	19,112
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (e)(g)(i)	5,200	5,157
Intermediate Bond Fund of America — Page 27 of 69

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Verus Securitization Trust, Series 2026-R5, Class A1, 5.457% 3/25/2068 (e)(f)(g)	USD10,872	$10,907
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (e)(g)(i)	5,587	5,576
Verus Securitization Trust, Series 2023-7, Class A1, 7.07% 10/25/2068 (8.07% on 10/1/2027) (e)(g)(i)	2,180	2,192
Verus Securitization Trust, Series 2023-8, Class M1, 7.454% 12/25/2068 (e)(f)(g)	1,170	1,182
Verus Securitization Trust, Series 2024-1, Class M1, 6.668% 1/25/2069 (e)(f)(g)	2,819	2,835
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (e)(g)(i)	3,290	3,308
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (e)(g)(i)	12,133	12,234
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (e)(g)(i)	12,600	12,735
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (e)(g)(i)	6,390	6,444
Verus Securitization Trust, Series 2024-INV2, Class A1, 5.332% 8/26/2069 (6.332% on 8/1/2028) (e)(g)(i)	4,686	4,697
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (e)(f)(g)	4,059	4,059
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (e)(f)(g)	2,679	2,681
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (e)(f)(g)	4,550	4,563
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (e)(f)(g)	4,921	4,940
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (e)(g)(i)	12,207	12,283
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (e)(g)(i)	5,613	5,635
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (e)(g)(i)	8,171	8,172
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (e)(g)(i)	9,626	9,574
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (e)(f)(g)	13,143	12,991
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (e)(f)(g)	17,124	17,075
		1,352,956
Commercial mortgage-backed securities 4.26%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.37% 6/15/2040 (e)(f)(g)	1,840	1,850
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (e)(g)	2,972	2,939
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040 (e)(g)	2,286	2,245
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (e)(g)	5,160	4,912
AMSR Trust, Series 2025-SFR2, Class A, 4.275% 11/17/2042 (e)(g)	5,565	5,406
AMSR Trust, Series 2026-SFR1, Class A, 3.775% 4/17/2043 (e)(g)	6,382	6,029
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.319% 7/15/2041 (e)(f)(g)	3,580	3,593
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (e)(f)(g)	8,416	8,474
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (e)(f)	8,992	9,031
Bank5, Series 2025-5YR18, Class B, 5.717% 12/15/2058 (e)(f)	2,416	2,426
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (e)	11,474	11,394
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (e)	1,490	1,445
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (e)	770	776
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (e)(f)	2,661	2,720
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.559% 9/15/2056 (e)(f)	3,909	4,105
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (e)	12,415	12,723
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (e)	2,360	2,435
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (e)	18,088	18,659
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (e)	2,509	2,577
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (e)(f)	6,956	7,195
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (e)(f)	3,272	3,360
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (e)	9,814	9,309
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (e)	7,587	7,308
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (e)	2,157	1,977
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.546% 3/15/2037 (e)(f)(g)	2,539	2,411
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (e)(f)	560	546
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (e)	3,627	3,711
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (e)(f)	2,300	2,432
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.701% 12/15/2056 (e)(f)	777	815
Intermediate Bond Fund of America — Page 28 of 69

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (e)(f)	USD3,130	$3,193
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (e)(f)	197	205
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C38, Class A3, 5.146% 11/15/2058 (e)	4,000	4,057
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C38, Class AS, 5.476% 11/15/2058 (e)	4,000	4,062
Barclays Commercial Mortgage Securities, LLC, Series 2026-5C41, Class AS, 5.755% 5/15/2069 (e)(f)	1,707	1,751
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (e)(f)	4,180	4,124
Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% 4/10/2051 (e)(f)	8,784	8,426
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052 (e)	5,140	5,027
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (e)	2,202	1,989
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (e)(f)	2,872	2,856
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (e)	12,968	11,570
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053 (e)	2,500	2,215
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053 (e)	2,000	1,752
Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054 (e)	1,500	1,320
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 3/15/2054 (e)	3,250	2,946
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (e)	16,713	15,013
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054 (e)	10,274	9,095
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055 (e)(f)	2,319	2,146
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (e)(f)	552	569
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (e)(f)	3,974	4,128
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057 (e)	1,650	1,558
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (e)	15,676	16,038
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (e)(f)	1,000	1,025
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (e)	1,058	1,073
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (e)(f)	4,250	4,399
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (e)(f)	2,316	2,374
Benchmark Mortgage Trust, Series 2026-B43, Class A5, 5.506% 4/15/2063 (e)	2,008	2,072
BFLD Trust, Series 2025-5MW, Class A, 4.83% 10/10/2042 (e)(f)(g)	7,318	7,265
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 4.969% 3/15/2041 (e)(f)(g)	6,368	6,383
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (e)(f)	1,830	1,833
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (e)	1,328	1,373
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (e)(f)	1,768	1,821
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.355% 8/15/2056 (e)(f)	2,661	2,765
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (e)(f)	1,240	1,299
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056 (e)(f)	5,500	5,833
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (e)(f)	3,648	3,752
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (e)(f)	7,389	7,648
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (e)	7,016	7,119
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (e)(f)	5,990	6,141
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (e)(f)	5,450	5,587
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (e)(f)	743	767
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.227% 12/15/2042 (e)(f)(g)	16,271	16,317
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.527% 12/15/2042 (e)(f)(g)	3,044	3,053
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 5.777% 12/15/2042 (e)(f)(g)	721	724
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class D, (1-month USD CME Term SOFR + 2.50%) 6.127% 12/15/2042 (e)(f)(g)	242	243
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 4.921% 12/15/2039 (e)(f)(g)	6,790	6,809
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A, (1-month USD CME Term SOFR + 1.70%) 5.327% 3/15/2045 (e)(f)(g)	1,019	1,021
Intermediate Bond Fund of America — Page 29 of 69

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Commercial Mortgage Trust, Series 2026-VLT9, Class B, (1-month USD CME Term SOFR + 2.15%) 5.777% 3/15/2045 (e)(f)(g)	USD987	$989
BX Commercial Mortgage Trust, Series 2026-VLT9, Class C, (1-month USD CME Term SOFR + 2.55%) 6.177% 3/15/2045 (e)(f)(g)	215	216
BX Commercial Mortgage Trust, Series 2026-VLT9, Class D, (1-month USD CME Term SOFR + 3.25%) 6.877% 3/15/2045 (e)(f)(g)	1,004	1,008
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.118% 4/15/2037 (e)(f)(g)	5,684	5,691
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.592% 11/15/2038 (e)(f)(g)	16,844	16,855
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.617% 1/17/2039 (e)(f)(g)	17,924	17,925
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.069% 4/15/2041 (e)(f)(g)	8,671	8,693
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (e)(f)(g)	21,869	21,836
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.319% 8/15/2041 (e)(f)(g)	21,029	21,145
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (e)(g)	14,225	14,380
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.227% 7/15/2042 (e)(f)(g)	1,480	1,486
BX Trust, Series 2025-ARIA, Class A, 5.199% 12/13/2042 (e)(f)(g)	51,021	51,290
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.327% 12/15/2044 (e)(f)(g)	41,594	41,690
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.727% 12/15/2044 (e)(f)(g)	6,002	6,018
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.627% 12/15/2044 (e)(f)(g)	466	467
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039 (e)(g)	9,331	9,198
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.529% 7/15/2041 (e)(f)(g)	7,266	7,293
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 5.978% 7/15/2041 (e)(f)(g)	3,787	3,809
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.269% 8/15/2041 (e)(f)(g)	11,554	11,522
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050 (e)	2,000	1,967
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (e)	9,983	9,862
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (e)(f)(g)	14,000	14,365
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (e)(f)(g)	67,170	68,385
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (e)	164	163
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050 (e)	2,500	2,468
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049 (e)	5,975	5,942
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050 (e)	851	845
Commercial Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057 (e)	510	471
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, 5.751% 5/15/2043 (e)(f)(g)	13,678	13,640
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050 (e)	2,330	2,309
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (e)	248	245
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050 (e)(f)	1,000	976
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052 (e)	3,000	2,835
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043 (e)(f)(g)	11,000	11,167
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (e)(g)	9,316	9,514
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (e)	66	65
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (e)(f)(g)	15,962	16,089
Ellington Financial Mortgage Trust, Series 2023-1, Class A1, 5.732% 2/25/2068 (6.732% on 1/1/2027) (e)(g)(i)	2,691	2,688
Ellington Financial Mortgage Trust, Series 2025-NQM4, Class A1A, 4.972% 9/25/2070 (5.972% on 8/1/2029) (e)(g)(i)	13,244	13,174
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (e)(f)(g)	5,720	5,668
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (e)(f)(g)	12,149	12,190
ELM Trust 2024, Series 2024-ELM, Class A15, 5.994% 6/10/2039 (e)(f)(g)	7,231	7,228
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039 (e)(f)(g)	6,570	6,567
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.927% 10/15/2042 (e)(f)(g)	34,685	34,772
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.227% 10/15/2042 (e)(f)(g)	658	660
Extended Stay America Trust, Series 2026-ESH2, Class A, (1-month USD CME Term SOFR + 1.20%) 4.827% 2/15/2043 (e)(f)(g)	18,738	18,779
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (e)(f)	10,941	11,102
Intermediate Bond Fund of America — Page 30 of 69

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.077% 12/15/2039 (e)(f)(g)	USD4,001	$4,012
FS Commercial Mortgage Trust, Series 2026-HULA, Class A, (1-month USD CME Term SOFR + 1.45%) 5.077% 3/15/2041 (e)(f)(g)	13,895	13,933
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (e)(g)	7,270	7,323
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.318% 5/15/2041 (e)(f)(g)	14,461	14,513
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (e)(f)(g)	4,789	4,773
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049 (e)	1,750	1,747
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (e)	1,663	1,644
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (e)	4,830	4,771
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (e)	1,809	1,661
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (e)	2,975	2,612
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.02% 3/15/2042 (e)(f)(g)	13,305	13,349
Hilton USA Trust, Series 2016-HHV, Class A, 3.719% 11/5/2038 (e)(g)	795	792
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (e)(f)(g)	6,995	7,167
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (e)(f)(g)	5,246	5,283
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (e)(f)(g)	27,553	28,148
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048 (e)	2,423	2,358
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (e)(g)	12,313	10,617
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (e)(g)	1,164	979
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (e)(f)	1,000	995
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050 (e)	1,000	994
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.22% 11/15/2039 (e)(f)(g)	3,223	3,231
LV Trust, Series 2024-SHOW, Class A, 5.104% 10/10/2041 (e)(f)(g)	11,473	11,537
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (e)(g)	8,385	8,116
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (e)	1,000	964
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (e)	6,144	6,312
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 3/15/2049 (e)(f)	138	123
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.917% 4/15/2055 (e)(f)	420	393
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.362% 7/25/2054 (e)(f)(g)	964	976
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.853% 2/10/2047 (e)(f)(g)	9,200	9,538
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (e)(f)(g)	19,129	19,044
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.174% 11/5/2038 (e)(f)(g)	3,114	3,109
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (e)(g)	10,751	10,396
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032 (e)(g)	1,164	1,102
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.019% 5/15/2039 (e)(f)(g)	5,663	5,675
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.514%) 5.141% 5/15/2038 (1-month USD CME Term SOFR + 1.764% on 5/15/2027) (e)(g)(i)	24,800	24,805
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.491% 5/15/2038 (e)(f)(g)	2,472	2,472
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.627% 1/15/2039 (e)(f)(g)	52,202	52,194
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.07% 2/15/2042 (e)(f)(g)	14,350	14,280
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (e)	1,102	1,092
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (e)(f)(g)	3,108	3,077
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (e)	1,851	1,820
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050 (e)(f)	2,000	1,955
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051 (e)	11,000	10,844
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (e)(f)	1,850	1,758
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (e)	USD740	$767
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (e)(f)	4,466	4,618
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.346% 11/15/2057 (e)(f)	7,100	7,343
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.872% 9/15/2058 (e)(f)	111	105
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059 (e)	5,000	4,973
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.416% 11/15/2027 (e)(f)(g)	17,281	17,383
WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037 (e)(f)(g)	2,077	2,103
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037 (e)(f)(g)	891	902
		1,221,864
Total mortgage-backed obligations		7,577,956
Corporate bonds and notes 20.53% Financials 7.01%
AerCap Ireland Capital DAC 4.125% 2/28/2029	2,750	2,714
AerCap Ireland Capital DAC 4.75% 1/15/2033	1,500	1,471
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (g)(i)	5,200	5,399
American Express Co. 5.098% 2/16/2028 (USD-SOFR + 1.00% on 2/16/2027) (i)	5,555	5,587
American Express Co. 4.009% 2/9/2029 (USD-SOFR + 0.581% on 2/9/2028) (i)	1,000	993
American Express Co. 4.444% 5/3/2030 (USD-SOFR + 0.811% on 5/3/2029) (i)	13,500	13,454
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (i)	5,000	5,078
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (i)	37,465	37,020
American Express Co. 5.915% 4/25/2035 (USD-SOFR + 1.63% on 4/25/2034) (i)	7,160	7,442
American International Group, Inc. 4.85% 5/7/2030	13,000	13,122
Aon Corp. 2.85% 5/28/2027	9,545	9,421
Aon North America, Inc. 5.15% 3/1/2029	15,865	16,125
Apollo Debt Solutions BDC 5.70% 1/23/2031 (g)	3,380	3,328
Apollo Debt Solutions BDC 6.70% 7/29/2031	2,851	2,918
Apollo Debt Solutions BDC 6.55% 3/15/2032 (g)	1,781	1,802
Arthur J. Gallagher & Co. 4.60% 12/15/2027	5,555	5,568
Arthur J. Gallagher & Co. 4.85% 12/15/2029	7,665	7,732
Arthur J. Gallagher & Co. 5.00% 2/15/2032	12,365	12,383
Athene Global Funding 5.543% 8/22/2035 (g)	4,761	4,702
Banco Bilbao Vizcaya Argentaria SA 4.968% 5/8/2031	11,800	11,802
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (i)	2,877	2,833
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (i)	2,235	2,295
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (i)	6,224	5,890
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (i)	3,056	2,731
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (i)	8,546	7,586
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (i)	31,362	30,890
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (i)	13,109	11,912
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (i)	21,195	21,071
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (i)	11,880	10,521
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (i)	1,100	981
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (i)	3,973	3,593
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034) (i)	787	805
Bank of Ireland Group PLC 4.997% 11/12/2032 (USD-SOFR Index + 1.16% on 11/12/2031) (g)(i)	13,330	13,321
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (i)	10,000	9,990
Bank of Montreal 4.062% 9/22/2028 (USD-SOFR + 0.75% on 9/22/2027) (i)	1,762	1,754
Bank of Montreal 4.35% 9/22/2031 (USD-SOFR Index + 0.75% on 9/22/2030) (i)	2,984	2,942
Banque Federative du Credit Mutuel 4.541% 1/15/2031 (g)	4,000	3,945
Blackstone Private Credit Fund 5.95% 5/15/2031	9,390	9,275
Blackstone Reg Finance Co., LLC 4.30% 11/3/2030	1,850	1,822
Intermediate Bond Fund of America — Page 32 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	USD420	$409
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (g)(i)	8,610	8,143
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (g)(i)	5,000	5,077
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (g)(i)	1,335	1,395
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (g)(i)	14,756	15,190
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (g)(i)	9,629	9,759
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (g)(i)	15,910	15,726
BPCE SA 5.184% 6/2/2032 (USD-SOFR + 1.218% on 6/2/2031) (g)(i)	5,000	5,012
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (g)(i)	4,454	4,364
Brown & Brown, Inc. 4.70% 6/23/2028	3,000	3,007
Brown & Brown, Inc. 4.90% 6/23/2030	5,500	5,501
CaixaBank SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (g)(i)	2,250	2,251
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (g)(i)	8,650	8,861
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (g)(i)	1,698	1,698
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (g)(i)	6,909	6,870
CaixaBank SA 5.402% 4/22/2037 (USD-SOFR + 1.53% on 4/22/2036) (g)(i)	2,954	2,929
Capital One Financial Corp. 4.722% 1/30/2032 (USD-SOFR + 1.15% on 1/30/2031) (i)	28,635	28,303
Charles Schwab Corp. (The) 4.744% 5/21/2030 (USD-SOFR + 0.78% on 5/21/2029) (i)	10,000	10,055
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (i)	1,353	1,373
Chubb INA Holdings, LLC 5.00% 3/15/2034	3,511	3,529
Chubb INA Holdings, LLC 4.90% 8/15/2035	1,500	1,481
Chubb INA Holdings, LLC 5.30% 5/20/2036	5,260	5,336
Citibank, NA 4.914% 5/29/2030	8,775	8,897
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (i)	10,170	10,219
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (i)	9,962	10,107
Citigroup, Inc. 3.98% 3/20/2030 (3-month USD CME Term SOFR + 1.597% on 3/20/2029) (i)	1,002	985
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (i)	3,295	3,282
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (i)	2,903	2,748
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030) (i)	995	926
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (i)	993	1,000
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (i)	6,368	5,859
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (i)	4,259	4,215
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (i)	5,438	4,894
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (i)	6,605	5,867
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (i)	3,332	3,023
Citigroup, Inc. 5.449% 6/11/2035 (USD-SOFR + 1.447% on 6/11/2034) (i)	2,072	2,109
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (i)	1,564	1,576
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (i)	75	75
Corebridge Financial, Inc. 3.65% 4/5/2027	27,016	26,884
Corebridge Global Funding 4.25% 8/21/2028 (g)	12,500	12,412
Corebridge Global Funding 4.80% 5/29/2029 (g)	12,896	12,912
Danske Bank A / S 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (g)(i)	1,877	1,878
Danske Bank A / S 4.999% 3/27/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.98% on 3/27/2031) (g)(i)	2,000	2,006
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (i)	13,473	13,322
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (i)	4,100	4,234
Deutsche Bank AG 5.297% 5/9/2031 (USD-SOFR + 1.72% on 5/9/2030) (i)	1,700	1,716
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (i)	24,081	23,714
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (i)	20,555	20,527
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (i)	891	895
Fiserv, Inc. 3.20% 7/1/2026	13,500	13,491
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (i)	25,289	25,118
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (i)	49,150	49,218
Intermediate Bond Fund of America — Page 33 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 4.153% 10/21/2029 (USD-SOFR + 0.90% on 10/21/2028) (i)	USD3,730	$3,686
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (i)	5,974	5,955
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (i)	3,225	3,221
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (i)	29,202	28,628
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (i)	15,000	14,772
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031) (i)	2,075	1,869
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (i)	59,960	60,114
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (i)	750	781
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (i)	24,319	23,629
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (i)	18,092	17,705
Goldman Sachs Group, Inc. 5.425% 6/3/2037 (USD-SOFR + 1.31% on 6/3/2036) (i)	2,050	2,062
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028	5,500	5,468
Guardian Life Global Funding 4.809% 6/1/2031 (g)	11,423	11,456
Guardian Life Global Funding 4.916% 4/30/2033 (g)	6,500	6,476
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (i)	13,875	13,912
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (i)	7,259	7,538
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (i)	1,136	1,080
HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029) (i)	3,067	3,112
HSBC Holdings PLC 5.13% 3/3/2031 (USD-SOFR + 1.29% on 3/3/2030) (i)	30,750	31,041
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (i)	24,150	23,861
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (i)	267	242
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (i)	4,170	4,111
Intercontinental Exchange, Inc. 4.20% 3/15/2031	7,376	7,252
Intercontinental Exchange, Inc. 5.25% 6/15/2031	1,181	1,214
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (g)(i)	14,500	16,818
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (i)	5,126	5,151
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (i)	7,210	7,222
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028) (i)	3,717	3,546
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (i)	4,843	4,916
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (i)	2,174	2,230
JPMorgan Chase & Co. 4.408% 4/23/2030 (USD-SOFR + 0.82% on 4/23/2029) (i)	23,000	22,881
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (i)	9,978	10,075
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (i)	10,188	10,175
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (i)	8,826	8,658
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (i)	33,930	29,929
JPMorgan Chase & Co. 2.58% 4/22/2032 (3-month USD CME Term SOFR + 1.25% on 4/22/2031) (i)	155	140
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (i)	6,550	6,498
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (i)	5,119	4,573
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034) (i)	4,365	4,432
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (i)	4,000	4,118
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (i)	22,546	21,889
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (i)	15,075	14,696
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (i)	6,728	6,689
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (g)(i)	4,000	4,080
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (i)	6,785	6,805
LSEG US Fin Corp. 4.25% 3/23/2029 (g)	1,250	1,240
LSEG US Fin Corp. 4.50% 3/23/2031 (g)	13,095	12,940
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	2,835	2,841
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	18,480	18,622
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,390	2,373
Mastercard, Inc. 4.875% 3/9/2028	6,061	6,139
Intermediate Bond Fund of America — Page 34 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Mastercard, Inc. 4.35% 1/15/2032	USD10,000	$9,899
Met Tower Global Funding 4.00% 1/14/2029 (g)	18,350	18,124
Metropolitan Life Global Funding I 3.45% 12/18/2026 (g)	1,170	1,166
Metropolitan Life Global Funding I 1.875% 1/11/2027 (g)	11,455	11,302
Metropolitan Life Global Funding I 4.40% 6/30/2027 (g)	8,975	8,998
Metropolitan Life Global Funding I 4.15% 8/25/2028 (g)	5,000	4,975
Metropolitan Life Global Funding I 4.35% 1/12/2031 (g)	2,500	2,468
Mitsubishi UFJ Financial Group, Inc. 4.527% 9/12/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.13% on 9/12/2030) (i)	13,500	13,354
Mitsubishi UFJ Financial Group, Inc. 4.505% 1/14/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.80% on 1/14/2031) (i)	2,250	2,218
Morgan Stanley 3.125% 7/27/2026	770	769
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (i)	17,883	18,070
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (i)	13,335	13,184
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (i)	15,406	15,239
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (i)	31,375	31,034
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR + 0.96% on 4/10/2029) (i)	44,313	44,147
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (i)	1,875	1,893
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (i)	8,090	8,063
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (i)	26,140	25,658
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (i)	16,121	15,866
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (i)	4,181	3,640
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (i)	10,974	10,876
Morgan Stanley 4.809% 4/16/2032 (USD-SOFR + 1.18% on 4/16/2031) (i)	20,548	20,465
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031) (i)	1,080	940
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034) (i)	4,455	4,636
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (i)	16,720	16,230
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (i)	20,335	19,920
Morgan Stanley 5.296% 4/10/2037 (USD-SOFR + 1.41% on 4/16/2036) (i)	5,825	5,811
Morgan Stanley Bank, NA 4.788% 5/10/2030 (USD-SOFR Index + 0.974% on 5/10/2029) (i)	400	401
NatWest Group PLC 1.642% 6/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026) (i)	11,115	11,103
NatWest Group PLC 4.445% 5/8/2030 (3-month EUR-EURIBOR + 1.871% on 5/8/2029) (i)	4,000	3,974
New York Life Global Funding 4.60% 12/5/2029 (g)	740	743
New York Life Global Funding 4.55% 1/28/2033 (g)	747	736
PNC Financial Services Group, Inc. 5.30% 1/21/2028 (USD-SOFR + 1.342% on 1/21/2027) (i)	8,825	8,877
PNC Financial Services Group, Inc. 4.075% 1/26/2029 (USD-SOFR + 0.61% on 1/26/2028) (i)	16,681	16,588
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (i)	19,943	20,405
PNC Financial Services Group, Inc. 4.618% 10/26/2029 (USD-SOFR + 0.681% on 10/26/2028) (i)	13,500	13,510
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (i)	7,687	7,832
Pricoa Global Funding I 4.75% 8/26/2032 (g)	2,500	2,474
Progressive Corp. 4.60% 3/26/2031	5,882	5,886
RGA Global Funding 5.10% 5/26/2031 (g)	7,000	7,034
Royal Bank of Canada 4.965% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (i)	10,000	10,080
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (i)	17,250	17,516
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR + 1.13% on 5/2/2030) (i)	13,000	13,136
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (i)	2,500	2,497
Royal Bank of Canada 4.612% 5/3/2032 (USD-SOFR + 1.01% on 5/3/2031) (i)	5,534	5,489
SMBC Aviation Capital Finance DAC 5.55% 4/3/2034 (g)	4,000	4,044
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (g)	14,094	14,132
Stellantis Financial Services US Corp. 5.80% 6/15/2031 (g)	38,899	38,982
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	12,317	12,345
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (i)	2,742	2,704
Toronto-Dominion Bank (The) 4.861% 1/31/2028	10,095	10,170
Intermediate Bond Fund of America — Page 35 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Toronto-Dominion Bank (The) 4.808% 6/3/2030	USD5,000	$5,030
Travelers Cos., Inc. 5.05% 7/24/2035	638	639
Truist Bank 4.144% 1/27/2029 (USD-SOFR + 0.662% on 1/27/2028) (i)	4,000	3,978
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (i)	9,385	9,497
Truist Financial Corp. 4.597% 1/27/2032 (USD-SOFR + 0.965% on 1/27/2031) (i)	2,500	2,472
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (i)	3,891	3,935
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (i)	14,315	13,884
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (g)(i)	7,475	7,605
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (g)(i)	1,520	1,342
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (g)(i)	4,000	3,673
Visa, Inc. 4.10% 2/12/2031	13,250	13,178
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (i)	19,095	19,314
Wells Fargo & Co. 4.577% 5/20/2029 (USD-SOFR + 0.72% on 5/20/2028) (i)	7,000	6,998
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (i)	6,775	6,909
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (i)	10,050	10,437
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (i)	7,046	6,975
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (i)	4,019	3,795
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (i)	4,000	4,060
Wells Fargo & Co. 4.844% 5/20/2032 (USD-SOFR + 0.97% on 5/20/2031) (i)	30,662	30,643
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (i)	3,305	3,044
Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032) (i)	5,156	5,135
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (i)	5,000	5,131
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (i)	23,306	22,769
Zions BanCorp., NA 4.704% 8/18/2028 (USD-SOFR + 1.555% on 8/18/2027) (i)	7,635	7,638
		2,009,141
Consumer discretionary 2.44%
Amazon.com, Inc. 3.90% 11/20/2028	3,000	2,979
Amazon.com, Inc. 4.10% 11/20/2030	37,075	36,560
Amazon.com, Inc. 4.25% 3/13/2031	14,315	14,160
Amazon.com, Inc. 4.55% 3/13/2033	38,164	37,770
Amazon.com, Inc. 4.35% 3/20/2033	13,545	13,279
Amazon.com, Inc. 4.65% 11/20/2035	23,077	22,560
American Honda Finance Corp. 1.30% 9/9/2026	7,500	7,442
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (g)	5,691	5,719
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028 (g)	10,761	10,955
Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	199
Ford Motor Credit Co., LLC 4.271% 1/9/2027	200	199
Ford Motor Credit Co., LLC 5.85% 5/17/2027	12,000	12,115
Ford Motor Credit Co., LLC 4.95% 5/28/2027	2,675	2,681
Ford Motor Credit Co., LLC 4.125% 8/17/2027	2,275	2,258
Ford Motor Credit Co., LLC 3.815% 11/2/2027	765	754
Ford Motor Credit Co., LLC 7.35% 11/4/2027	3,715	3,834
Ford Motor Credit Co., LLC 2.90% 2/16/2028	650	629
Ford Motor Credit Co., LLC 5.918% 3/20/2028	16,449	16,702
Ford Motor Credit Co., LLC 6.80% 5/12/2028	10,010	10,323
Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,214	8,517
Ford Motor Credit Co., LLC 5.80% 3/8/2029	680	690
Ford Motor Credit Co., LLC 4.97% 4/6/2029	15,165	15,071
Ford Motor Credit Co., LLC 5.875% 11/7/2029	12,500	12,699
Ford Motor Credit Co., LLC 5.73% 9/5/2030	14,788	14,963
Ford Motor Credit Co., LLC 5.42% 4/9/2031	22,250	22,187
Intermediate Bond Fund of America — Page 36 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 6.532% 3/19/2032	USD2,090	$2,169
Ford Motor Credit Co., LLC 5.753% 4/6/2033	11,928	11,906
Ford Motor Credit Co., LLC 7.122% 11/7/2033	631	677
Ford Motor Credit Co., LLC 6.125% 3/8/2034	20,816	21,137
Ford Motor Credit Co., LLC 5.869% 10/31/2035	29,929	29,510
General Motors Co. 5.625% 4/15/2030	3,250	3,346
General Motors Financial Co., Inc. 4.20% 10/27/2028	18,628	18,492
General Motors Financial Co., Inc. 4.90% 10/6/2029	5,991	6,027
General Motors Financial Co., Inc. 5.35% 1/7/2030	8,395	8,560
General Motors Financial Co., Inc. 4.60% 1/8/2031	20,140	19,950
General Motors Financial Co., Inc. 5.45% 1/8/2036	2,500	2,496
Home Depot, Inc. 4.95% 6/25/2034	12,633	12,697
Hyatt Hotels Corp. 5.05% 3/30/2028	3,244	3,271
Hyatt Hotels Corp. 5.75% 3/30/2032	4,056	4,194
Hyundai Capital America 1.50% 6/15/2026 (g)	20,850	20,828
Hyundai Capital America 5.45% 6/24/2026 (g)	6,226	6,232
Hyundai Capital America 5.275% 6/24/2027 (g)	10,000	10,089
Hyundai Capital America 2.375% 10/15/2027 (g)	745	724
Hyundai Capital America 4.60% 4/6/2028 (g)	2,475	2,474
Hyundai Capital America 4.25% 9/18/2028 (g)	4,783	4,744
Hyundai Capital America 4.25% 1/8/2029 (g)	12,356	12,222
Hyundai Capital America 6.50% 1/16/2029 (g)	2,835	2,958
Hyundai Capital America 4.75% 4/6/2029 (g)	1,500	1,503
Hyundai Capital America 5.30% 6/24/2029 (g)	2,733	2,777
Hyundai Capital America 5.30% 1/8/2030 (g)	5,000	5,084
Hyundai Capital America 5.10% 6/24/2030 (g)	11,737	11,846
Hyundai Capital America 4.50% 9/18/2030 (g)	16,000	15,772
Hyundai Capital America 4.75% 9/26/2031 (g)	13,000	12,892
Las Vegas Sands Corp. 5.30% 5/15/2031	5,685	5,690
Marriott International, Inc. 4.20% 7/15/2027	12,000	11,992
Marriott International, Inc. 4.90% 4/15/2029	2,673	2,702
Marriott International, Inc. 4.50% 10/15/2031	6,399	6,335
Marriott International, Inc. 4.50% 5/1/2033	3,069	2,979
McDonald’s Corp. 4.95% 3/3/2035	814	812
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	59,544	58,005
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	7,576	7,539
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	13,228	12,817
Sands China, Ltd. 2.30% 3/8/2027	8,000	7,872
Toyota Motor Credit Corp. 1.125% 6/18/2026	985	984
Toyota Motor Credit Corp. 1.90% 1/13/2027	1,710	1,688
Toyota Motor Credit Corp. 1.90% 4/6/2028	3,555	3,416
Toyota Motor Credit Corp. 4.25% 5/12/2028	2,500	2,506
Toyota Motor Credit Corp. 4.05% 3/13/2029	10,915	10,829
Toyota Motor Credit Corp. 4.95% 1/9/2030	12,490	12,694
Toyota Motor Credit Corp. 4.55% 5/14/2031	3,000	2,991
Volkswagen Group of America Finance, LLC 4.95% 3/25/2027 (g)	9,138	9,186
Volkswagen Group of America Finance, LLC 5.05% 3/27/2028 (g)	9,545	9,605
		700,464
Health care 2.27%
Abbott Laboratories 4.00% 3/15/2031	2,500	2,446
Abbott Laboratories 4.30% 3/15/2033	29,265	28,477
AbbVie, Inc. 4.80% 3/15/2029	32,500	32,872
AbbVie, Inc. 3.20% 11/21/2029	4,575	4,394
Intermediate Bond Fund of America — Page 37 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
AbbVie, Inc. 4.125% 3/15/2031	USD9,563	$9,391
AbbVie, Inc. 4.95% 3/15/2031	15,955	16,240
AbbVie, Inc. 4.40% 3/15/2033	30,584	30,023
AbbVie, Inc. 5.05% 3/15/2034	1,800	1,827
AbbVie, Inc. 5.20% 3/15/2035	5,093	5,187
Amgen, Inc. 5.15% 3/2/2028	11,195	11,338
Amgen, Inc. 3.00% 2/22/2029	16,261	15,696
Amgen, Inc. 4.05% 8/18/2029	10,000	9,884
Amgen, Inc. 5.25% 3/2/2030	5,666	5,792
Amgen, Inc. 4.20% 2/19/2031	31,313	30,779
Amgen, Inc. 5.25% 3/2/2033	9,000	9,196
Amgen, Inc. 4.85% 2/19/2036	1,406	1,379
Ascension Health 4.294% 11/15/2030	7,883	7,782
Augusta SpinCo Corp. 4.945% 3/23/2033	15,275	15,233
Baxter International, Inc. 4.45% 2/15/2029	6,437	6,375
Baxter International, Inc. 4.90% 12/15/2030	15,890	15,769
Baxter International, Inc. 5.65% 12/15/2035	7,820	7,751
Bristol-Myers Squibb Co. 5.10% 2/22/2031	14,090	14,414
Bristol-Myers Squibb Co. 2.95% 3/15/2032	4,500	4,124
Bristol-Myers Squibb Co. 5.20% 2/22/2034	12,555	12,854
Cencora, Inc. 4.25% 11/15/2030	10,000	9,830
Cencora, Inc. 4.60% 2/13/2033	10,000	9,817
Centene Corp. 2.45% 7/15/2028	3,835	3,637
Cigna Group (The) 4.875% 9/15/2032	7,635	7,649
CVS Health Corp. 3.625% 4/1/2027	3,025	3,011
CVS Health Corp. 1.30% 8/21/2027	16,000	15,419
CVS Health Corp. 1.875% 2/28/2031	4,830	4,245
CVS Health Corp. 5.55% 6/1/2031	4,750	4,898
CVS Health Corp. 5.00% 9/15/2032	24,111	24,259
Elevance Health, Inc. 4.00% 9/15/2028	7,500	7,434
Elevance Health, Inc. 4.60% 9/15/2032	3,000	2,951
Elevance Health, Inc. 5.20% 2/15/2035	1,380	1,384
Eli Lilly and Co. 4.00% 10/15/2028	2,500	2,495
Eli Lilly and Co. 4.375% 5/20/2031	7,000	6,966
Eli Lilly and Co. 4.90% 2/12/2032	22,390	22,774
Eli Lilly and Co. 4.55% 10/15/2032	2,000	1,995
Eli Lilly and Co. 4.65% 5/20/2033	10,000	9,986
Eli Lilly and Co. 5.10% 2/12/2035	2,757	2,811
Eli Lilly and Co. 4.90% 10/15/2035	10,000	10,008
Gilead Sciences, Inc. 5.25% 10/15/2033	3,305	3,410
HCA, Inc. 3.125% 3/15/2027	8,335	8,267
HCA, Inc. 3.375% 3/15/2029	3,304	3,200
HCA, Inc. 2.375% 7/15/2031	1,554	1,381
Humana, Inc. 5.375% 4/15/2031	9,265	9,412
Medline Borrower, LP 5.00% 6/15/2031 (g)	14,218	14,211
Medline Borrower, LP 5.25% 6/15/2033 (g)	1,066	1,067
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	6,602	6,600
Novartis Capital Corp. 4.10% 3/16/2029	2,500	2,487
Novartis Capital Corp. 4.40% 3/18/2031	3,852	3,834
Novartis Capital Corp. 4.60% 3/18/2033	15,018	14,919
Novartis Capital Corp. 4.90% 3/18/2036	1,765	1,759
Novartis Capital Corp. 5.60% 3/18/2046	315	319
Novartis Capital Corp. 5.70% 3/18/2056	1,158	1,176
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	9,000	9,028
Intermediate Bond Fund of America — Page 38 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	USD5,425	$5,397
Pfizer, Inc. 4.50% 11/15/2032	4,000	3,953
Roche Holdings, Inc. 4.203% 9/9/2029 (g)	5,562	5,541
Solventum Corp. 5.40% 3/1/2029	2,153	2,196
Stryker Corp. 4.85% 2/10/2030	2,700	2,730
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	19,225	19,278
Thermo Fisher Scientific, Inc. (The) 1.75% 10/15/2028	2,578	2,429
Thermo Fisher Scientific, Inc. (The) 4.215% 2/12/2031	11,820	11,652
Thermo Fisher Scientific, Inc. (The) 4.20% 3/1/2031	9,625	9,478
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	4,468	4,405
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	289	286
UnitedHealth Group, Inc. 4.40% 6/15/2028	5,000	5,010
UnitedHealth Group, Inc. 4.00% 5/15/2029	6,275	6,207
UnitedHealth Group, Inc. 2.00% 5/15/2030	13,500	12,270
UnitedHealth Group, Inc. 4.65% 1/15/2031	3,600	3,611
UnitedHealth Group, Inc. 4.90% 4/15/2031	650	659
UnitedHealth Group, Inc. 4.95% 1/15/2032	9,614	9,704
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,066	2,988
UnitedHealth Group, Inc. 5.30% 6/15/2035	10,000	10,175
		649,831
Utilities 2.10%
Alabama Power Co. 3.75% 9/1/2027	5,000	4,979
American Electric Power Co., Inc. 4.30% 12/1/2028	1,435	1,432
American Transmission Systems, Inc. 2.65% 1/15/2032 (g)	5,125	4,582
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036	1,025	1,007
CenterPoint Energy, Inc. 1.45% 6/1/2026	1,250	1,250
Commonwealth Edison Co. 4.55% 6/1/2031	9,525	9,500
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	4,959	4,391
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	2,030	2,027
Consumers Energy Co. 3.80% 11/15/2028	4,100	4,050
Consumers Energy Co. 4.50% 1/15/2031	13,675	13,632
Consumers Energy Co. 3.60% 8/15/2032	10,844	10,236
Consumers Energy Co. 4.625% 5/15/2033	2,109	2,089
Consumers Energy Co. 5.05% 5/15/2035	1,050	1,056
Consumers Energy Co. 5.125% 5/1/2036	15,150	15,163
DTE Electric Co. 4.85% 3/1/2036	6,971	6,835
DTE Energy Co. 4.95% 7/1/2027	6,230	6,273
Duke Energy Florida, LLC 1.75% 6/15/2030	10,940	9,840
Duke Energy Florida, LLC 4.20% 12/1/2030	23,851	23,540
Duke Energy Florida, LLC 4.85% 12/1/2035	4,758	4,682
Edison International 5.25% 11/15/2028	5,950	5,980
Edison International 5.45% 6/15/2029	225	227
Edison International 6.95% 11/15/2029	800	840
Edison International 6.25% 3/15/2030	7,777	8,021
Enel Finance International NV 2.125% 7/12/2028 (g)	2,550	2,428
Enel Finance International NV 4.125% 9/30/2028 (g)	16,260	16,094
Enel Finance International NV 4.375% 9/30/2030 (g)	6,500	6,390
Entergy Corp. 1.90% 6/15/2028	9,545	9,073
Entergy Louisiana, LLC 3.12% 9/1/2027	1,110	1,096
Evergy Missouri West, Inc. 4.70% 5/21/2029 (g)	9,173	9,197
Eversource Energy 1.40% 8/15/2026	16,708	16,605
Eversource Energy 5.95% 2/1/2029	4,775	4,930
Eversource Energy 4.45% 12/15/2030	16,545	16,293
Intermediate Bond Fund of America — Page 39 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (g)	USD100	$96
Florida Power & Light Co. 4.40% 5/15/2028	12,505	12,555
Florida Power & Light Co. 4.80% 5/15/2033	9,357	9,380
Florida Power & Light Co. 5.30% 6/15/2034	5,072	5,205
Florida Power & Light Co. 4.70% 2/15/2036	2,225	2,166
Florida Power & Light Co. 5.125% 6/1/2036	4,704	4,726
Georgia Power Co. 4.00% 10/1/2028	10,000	9,933
Georgia Power Co. 4.60% 6/15/2029	5,000	5,030
Monongahela Power Co. 3.55% 5/15/2027 (g)	5,500	5,467
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	8,600	8,640
NiSource, Inc. 4.75% 5/18/2031	8,125	8,122
Northern States Power Co. 2.25% 4/1/2031	15,000	13,529
Northern States Power Co. 5.05% 5/15/2035	8,693	8,739
Northern States Power Co. 4.85% 5/15/2036	2,975	2,932
Pacific Gas and Electric Co. 2.50% 2/1/2031	1,287	1,156
Pacific Gas and Electric Co. 5.90% 6/15/2032	2,648	2,746
Pacific Gas and Electric Co. 6.15% 1/15/2033	5,073	5,330
Pacific Gas and Electric Co. 6.40% 6/15/2033	15,636	16,645
Pacific Gas and Electric Co. 6.00% 8/15/2035	7,265	7,504
PacifiCorp 5.10% 2/15/2029	875	886
PacifiCorp 4.25% 3/15/2029	27,900	27,627
PacifiCorp 4.65% 4/15/2029	9,750	9,749
PacifiCorp 3.50% 6/15/2029	3,099	2,995
PacifiCorp 2.70% 9/15/2030	12,000	11,034
PacifiCorp 5.30% 2/15/2031	10,150	10,339
PacifiCorp 5.10% 4/15/2031	18,459	18,663
PacifiCorp 7.70% 11/15/2031	2,480	2,801
PacifiCorp 5.45% 4/15/2033	35,168	35,830
PacifiCorp 5.80% 4/15/2036	4,650	4,786
Public Service Electric and Gas Co. 2.45% 1/15/2030	1,471	1,374
Public Service Electric and Gas Co. 4.20% 1/1/2031	18,750	18,458
Public Service Electric and Gas Co. 1.90% 8/15/2031	1,907	1,673
Public Service Electric and Gas Co. 3.10% 3/15/2032	566	523
Public Service Electric and Gas Co. 4.85% 8/1/2034	8,816	8,796
Public Service Electric and Gas Co. 4.90% 8/15/2035	5,800	5,777
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	250	254
Southern California Edison Co. 4.40% 9/6/2026	10,000	10,002
Southern California Edison Co. 3.65% 3/1/2028	7,446	7,326
Southern California Edison Co. 5.15% 6/1/2029	2,425	2,450
Southern California Edison Co. 5.25% 3/15/2030	4,611	4,668
Southern California Edison Co. 4.80% 3/15/2033	12,489	12,248
Southern California Edison Co. 6.00% 1/15/2034	846	879
Union Electric Co. 4.80% 3/15/2036	2,000	1,949
WEC Energy Group, Inc. 5.15% 10/1/2027	4,353	4,394
WEC Energy Group, Inc. 4.75% 1/15/2028	7,175	7,212
Wisconsin Electric Power Co. 4.15% 10/15/2030	26,035	25,650
Wisconsin Public Service Corp. 4.55% 12/1/2029	9,195	9,220
		601,202
Communication services 1.58%
Alphabet, Inc. 4.10% 11/15/2030	9,545	9,449
Alphabet, Inc. 4.10% 2/15/2031	21,089	20,812
Alphabet, Inc. 4.375% 11/15/2032	5,405	5,334
Alphabet, Inc. 4.40% 2/15/2033	18,745	18,448
Intermediate Bond Fund of America — Page 40 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Alphabet, Inc. 4.70% 11/15/2035	USD5,703	$5,610
Alphabet, Inc. 4.80% 2/15/2036	2,781	2,751
Alphabet, Inc. 5.65% 2/15/2056	2,000	1,990
AT&T, Inc. 2.30% 6/1/2027	550	540
AT&T, Inc. 1.65% 2/1/2028	2,413	2,309
AT&T, Inc. 4.35% 3/1/2029	2,500	2,495
AT&T, Inc. 4.40% 4/30/2031	12,500	12,354
AT&T, Inc. 4.75% 4/30/2033	11,439	11,304
AT&T, Inc. 2.55% 12/1/2033	5,601	4,747
AT&T, Inc. 5.40% 2/15/2034	4,388	4,486
AT&T, Inc. 4.50% 5/15/2035	1,279	1,214
AT&T, Inc. 5.25% 10/30/2036	2,000	1,981
Charter Communications Operating, LLC 2.30% 2/1/2032	5,000	4,261
Charter Communications Operating, LLC 4.40% 4/1/2033	10,000	9,250
Charter Communications Operating, LLC 6.65% 2/1/2034	2,330	2,407
Charter Communications Operating, LLC 6.55% 6/1/2034	14,329	14,708
Charter Communications Operating, LLC 6.384% 10/23/2035	4,200	4,230
Charter Communications Operating, LLC 5.85% 12/1/2035	16,573	16,143
Comcast Corp. 5.30% 6/1/2034	2,125	2,160
Comcast Corp. 5.30% 5/15/2035	824	839
Meta Platforms, Inc. 4.30% 8/15/2029	4,755	4,761
Meta Platforms, Inc. 4.20% 11/15/2030	12,939	12,775
Meta Platforms, Inc. 4.60% 11/15/2032	33,856	33,447
Meta Platforms, Inc. 4.875% 5/15/2033	22,000	21,943
Meta Platforms, Inc. 4.75% 8/15/2034	5,923	5,836
Meta Platforms, Inc. 4.875% 11/15/2035	25,480	24,905
Meta Platforms, Inc. 5.25% 5/15/2036	4,412	4,410
Meta Platforms, Inc. 6.20% 5/15/2046	1,000	1,012
Orange 4.00% 1/13/2029 (g)	3,000	2,970
Orange 4.25% 1/13/2031 (g)	13,545	13,283
Orange 4.75% 1/13/2033 (g)	17,564	17,367
Orange 5.00% 1/13/2036 (g)	11,205	11,004
SBA Tower Trust 1.631% 11/15/2026 (g)	13,740	13,570
T-Mobile USA, Inc. 3.75% 4/15/2027	31,500	31,381
T-Mobile USA, Inc. 2.05% 2/15/2028	905	871
T-Mobile USA, Inc. 4.85% 1/15/2029	2,000	2,019
T-Mobile USA, Inc. 3.875% 4/15/2030	3,534	3,439
T-Mobile USA, Inc. 2.55% 2/15/2031	585	533
T-Mobile USA, Inc. 2.875% 2/15/2031	280	258
T-Mobile USA, Inc. 2.25% 11/15/2031	2,000	1,763
T-Mobile USA, Inc. 5.125% 5/15/2032	4,881	4,952
T-Mobile USA, Inc. 4.625% 1/15/2033	9,545	9,395
T-Mobile USA, Inc. 5.30% 5/15/2035	4,688	4,749
T-Mobile USA, Inc. 4.95% 11/15/2035	10,712	10,524
Verizon Communications, Inc. 1.75% 1/20/2031	1,000	883
Verizon Communications, Inc. 2.55% 3/21/2031	19,816	18,074
Verizon Communications, Inc. 2.355% 3/15/2032	4,188	3,679
Verizon Communications, Inc. 4.75% 1/15/2033	20,108	19,925
Verizon Communications, Inc. 5.25% 4/2/2035	8,706	8,762
Verizon Communications, Inc. 5.00% 1/15/2036	2,050	2,014
Walt Disney Co. (The) 3.75% 3/14/2029	2,000	1,973
		452,299
Intermediate Bond Fund of America — Page 41 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology 1.34%	Principal amount (000)	Value (000)
Amphenol Corp. 3.80% 11/15/2027	USD800	$796
Amphenol Corp. 3.90% 11/15/2028	3,300	3,270
Amphenol Corp. 4.125% 11/15/2030	13,800	13,572
Amphenol Corp. 4.40% 2/15/2033	6,764	6,602
Amphenol Corp. 4.625% 2/15/2036	9,500	9,168
Analog Devices, Inc. 1.70% 10/1/2028	2,468	2,326
Broadcom, Inc. 4.35% 2/15/2030	2,165	2,152
Broadcom, Inc. 4.20% 10/15/2030	14,750	14,533
Broadcom, Inc. 5.15% 11/15/2031	3,326	3,399
Broadcom, Inc. 4.55% 2/15/2032	1,978	1,959
Broadcom, Inc. 4.90% 7/15/2032	2,000	2,012
Cisco Systems, Inc. 4.95% 2/26/2031	4,634	4,732
HUT 8 DC, LLC 6.192% 11/15/2042 (g)	10,234	10,360
Intel Corp. 5.125% 2/10/2030	11,545	11,732
Intel Corp. 4.15% 8/5/2032	8,500	8,172
Intel Corp. 5.00% 8/15/2033	8,626	8,601
Intel Corp. 5.15% 2/21/2034	2,000	2,010
Intel Corp. 3.05% 8/12/2051	4,635	2,910
Intel Corp. 5.60% 2/21/2054	1,045	986
Intuit, Inc. 1.35% 7/15/2027	1,265	1,227
Microchip Technology, Inc. 5.05% 3/15/2029	17,850	18,037
Microchip Technology, Inc. 5.05% 2/15/2030	3,451	3,485
Oracle Corp. 4.55% 2/4/2029	24,807	24,562
Oracle Corp. 4.45% 9/26/2030	24,500	23,759
Oracle Corp. 4.95% 2/4/2031	17,552	17,264
Oracle Corp. 5.25% 2/3/2032	2,050	2,035
Oracle Corp. 4.80% 9/26/2032	27,020	25,973
Oracle Corp. 5.35% 5/4/2033	48,603	47,855
Oracle Corp. 5.50% 8/3/2035	10,000	9,703
Oracle Corp. 5.20% 9/26/2035	9,000	8,575
Oracle Corp. 5.70% 2/4/2036	18,145	17,834
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (g)	33,669	33,754
Synopsys, Inc. 4.65% 4/1/2028	18,000	18,071
Synopsys, Inc. 4.85% 4/1/2030	4,500	4,526
Synopsys, Inc. 5.00% 4/1/2032	2,000	2,013
Synopsys, Inc. 5.15% 4/1/2035	8,752	8,744
Texas Instruments, Inc. 4.60% 2/8/2029	6,780	6,856
		383,565
Consumer staples 1.20%
Altria Group, Inc. 4.875% 2/4/2028	2,254	2,270
Altria Group, Inc. 3.40% 5/6/2030	3,000	2,870
Altria Group, Inc. 4.50% 8/6/2030	1,850	1,843
Altria Group, Inc. 2.45% 2/4/2032	2,250	1,983
BAT Capital Corp. 3.215% 9/6/2026	14,161	14,126
BAT Capital Corp. 6.343% 8/2/2030	16,373	17,373
BAT Capital Corp. 5.834% 2/20/2031	2,150	2,245
BAT Capital Corp. 5.35% 8/15/2032	26,000	26,755
BAT Capital Corp. 4.625% 3/22/2033	7,722	7,587
BAT Capital Corp. 6.421% 8/2/2033	8,886	9,637
BAT International Finance PLC 5.931% 2/2/2029	11,841	12,253
Campbell’s Co. (The) 4.75% 3/23/2035	1,825	1,689
Clorox Co. 4.70% 5/15/2031	3,473	3,453
Clorox Co. 4.95% 5/15/2033	6,446	6,421
Intermediate Bond Fund of America — Page 42 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Clorox Co. 5.25% 5/15/2036	USD1,281	$1,282
Conagra Brands, Inc. 1.375% 11/1/2027	6,375	6,094
Constellation Brands, Inc. 4.35% 5/9/2027	5,555	5,563
Constellation Brands, Inc. 4.85% 5/6/2031	2,633	2,634
Constellation Brands, Inc. 4.95% 11/1/2035	10,000	9,743
Coty, Inc. 5.60% 1/15/2031 (g)	10,718	10,421
Imperial Brands Finance PLC 4.50% 6/30/2028 (g)	1,934	1,933
Imperial Brands Finance PLC 5.625% 7/1/2035 (g)	7,250	7,348
J. M. Smucker Co. (The) 6.20% 11/15/2033	2,478	2,643
Mars, Inc. 4.60% 3/1/2028 (g)	5,500	5,529
Mars, Inc. 4.80% 3/1/2030 (g)	7,000	7,052
Mars, Inc. 5.00% 3/1/2032 (g)	30,295	30,620
Mars, Inc. 5.20% 3/1/2035 (g)	8,655	8,716
McCormick & Co., Inc. 4.15% 2/15/2029	6,778	6,717
Mondelez International, Inc. 4.50% 5/6/2030	12,410	12,379
Philip Morris International, Inc. 5.125% 11/17/2027	6,500	6,578
Philip Morris International, Inc. 4.125% 4/28/2028	5,000	4,979
Philip Morris International, Inc. 3.875% 10/27/2028	2,500	2,476
Philip Morris International, Inc. 4.125% 4/27/2029	10,000	9,910
Philip Morris International, Inc. 4.625% 11/1/2029	18,183	18,281
Philip Morris International, Inc. 5.125% 2/15/2030	2,500	2,548
Philip Morris International, Inc. 4.375% 4/30/2030	10,007	9,942
Philip Morris International, Inc. 5.50% 9/7/2030	5,000	5,173
Philip Morris International, Inc. 4.00% 10/29/2030	17,510	17,146
Philip Morris International, Inc. 5.125% 2/13/2031	10,920	11,163
Philip Morris International, Inc. 4.75% 11/1/2031	3,957	3,976
Philip Morris International, Inc. 4.25% 10/29/2032	9,000	8,742
Philip Morris International, Inc. 4.90% 11/1/2034	2,680	2,671
Philip Morris International, Inc. 4.625% 10/29/2035	4,488	4,346
Procter & Gamble Co. 3.95% 1/26/2028	7,160	7,157
		344,267
Industrials 1.04%
BAE Systems PLC 5.25% 3/26/2031 (g)	8,631	8,832
Boeing Co. (The) 6.259% 5/1/2027	738	750
Boeing Co. (The) 3.25% 2/1/2028	8,925	8,758
Boeing Co. (The) 6.298% 5/1/2029	2,852	2,984
Boeing Co. (The) 5.15% 5/1/2030	3,959	4,023
Boeing Co. (The) 6.388% 5/1/2031	11,349	12,110
Boeing Co. (The) 6.528% 5/1/2034	1,400	1,529
Canadian National Railway Co. 4.35% 5/12/2029	5,000	4,990
Canadian Pacific Railway Co. 1.75% 12/2/2026	9,790	9,683
Canadian Pacific Railway Co. 4.00% 3/15/2029	13,500	13,345
Canadian Pacific Railway Co. 4.80% 3/30/2030	27,307	27,559
Canadian Pacific Railway Co. 2.45% 12/2/2031	2,000	1,779
Canadian Pacific Railway Co. 5.20% 3/30/2035	3,300	3,348
Caterpillar Financial Services Corp. 4.30% 5/15/2029	3,500	3,500
Caterpillar Financial Services Corp. 4.50% 5/15/2031	4,778	4,772
CSX Corp. 4.10% 11/15/2032	3,000	2,912
CSX Corp. 5.05% 6/15/2035	3,150	3,163
Eaton Corp. 3.95% 3/6/2029	3,250	3,214
Eaton Corp. 4.20% 3/6/2031	8,440	8,309
Eaton Corp. 4.50% 3/6/2033	6,176	6,074
Eaton Corp. 4.80% 3/6/2036	1,298	1,278
Intermediate Bond Fund of America — Page 43 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
GE Vernova, Inc. 4.25% 2/4/2031	USD6,995	$6,907
General Dynamics Corp. 1.15% 6/1/2026	4,445	4,445
General Electric Co. 4.30% 7/29/2030	3,181	3,162
General Electric Co. 4.90% 1/29/2036	3,455	3,452
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (g)	25,796	25,420
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (g)	18,850	18,578
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (g)	2,751	2,722
L3Harris Technologies, Inc. 5.40% 1/15/2027	5,555	5,601
L3Harris Technologies, Inc. 5.40% 7/31/2033	5,839	5,996
Lockheed Martin Corp. 4.45% 5/15/2028	6,968	6,996
Masco Corp. 1.50% 2/15/2028	3,968	3,778
Norfolk Southern Corp. 5.05% 8/1/2030	4,288	4,366
Norfolk Southern Corp. 4.45% 3/1/2033	2,718	2,679
Norfolk Southern Corp. 5.10% 5/1/2035	6,728	6,789
Northrop Grumman Corp. 4.70% 3/15/2033	8,697	8,660
RTX Corp. 5.75% 11/8/2026	4,445	4,471
RTX Corp. 1.90% 9/1/2031	2,500	2,184
Siemens Funding BV 4.90% 5/28/2032 (g)	3,000	3,048
Siemens Funding BV 5.20% 5/28/2035 (g)	16,000	16,350
Sumisho Air Lease Corp. 4.50% 3/24/2029 (g)	2,010	1,998
Sumisho Air Lease Corp. 4.85% 3/24/2031 (g)	17,000	16,850
Tyco Electronics Group SA 4.50% 2/9/2031	5,000	4,971
Union Pacific Corp. 5.10% 2/20/2035	5,000	5,094
Waste Connections, Inc. 4.80% 7/15/2036	1,662	1,625
		299,054
Energy 0.84%
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,671	1,654
Cheniere Energy Partners, LP 5.35% 11/30/2036 (g)	1,830	1,831
Chevron Corp. 1.995% 5/11/2027	3,980	3,912
Chevron USA, Inc. 4.687% 4/15/2030	12,513	12,639
ConocoPhillips Co. 4.70% 1/15/2030	8,335	8,397
ConocoPhillips Co. 4.85% 1/15/2032	17,450	17,648
Energy Transfer, LP 6.10% 12/1/2028	7,310	7,574
Enterprise Products Operating, LLC 4.30% 6/20/2028	1,500	1,499
Enterprise Products Operating, LLC 4.60% 1/15/2031	11,947	11,946
Enterprise Products Operating, LLC 5.20% 1/15/2036	991	998
EOG Resources, Inc. 4.40% 7/15/2028	3,072	3,076
Exxon Mobil Corp. 2.61% 10/15/2030	5,280	4,923
MPLX, LP 4.80% 2/15/2031	2,000	1,999
MPLX, LP 5.40% 9/15/2035	2,058	2,062
Occidental Petroleum Corp. 5.375% 1/1/2032	4,100	4,214
ONEOK, Inc. 5.55% 11/1/2026	3,170	3,185
Petroleos Mexicanos 6.84% 1/23/2030	14,000	14,402
Saudi Arabian Oil Co. 4.00% 2/2/2029 (g)	3,893	3,841
Saudi Arabian Oil Co. 4.375% 2/2/2031 (g)	32,655	32,074
Saudi Arabian Oil Co. 5.25% 7/17/2034 (g)	695	700
Saudi Arabian Oil Co. 5.00% 2/2/2036 (g)	3,492	3,418
Schlumberger Investment SA 4.55% 5/7/2031	10,082	10,065
Schlumberger Investment SA 4.80% 5/7/2033	10,429	10,416
Schlumberger Investment SA 5.15% 5/7/2036	7,628	7,634
Shell Finance US, Inc. 4.125% 11/6/2030	6,000	5,911
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	4,813	4,846
Intermediate Bond Fund of America — Page 44 of 69

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	USD49,775	$49,185
TotalEnergies Capital USA, LLC 4.569% 1/13/2033	10,000	9,879
		239,928
Materials 0.38%
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	4,451	4,566
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	3,000	3,071
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (g)	2,713	2,721
Dow Chemical Co. (The) 4.80% 1/15/2031	8,500	8,422
Dow Chemical Co. (The) 5.35% 3/15/2035	1,103	1,092
Dow Chemical Co. (The) 5.65% 3/15/2036	935	935
Dow Chemical Co. (The) 4.375% 11/15/2042	191	155
Dow Chemical Co. (The) 4.625% 10/1/2044	66	54
Ecolab, Inc. 4.80% 6/15/2031	4,147	4,181
Ecolab, Inc. 5.15% 6/15/2033	30,290	30,762
Ecolab, Inc. 5.00% 9/1/2035	4,086	4,083
Ecolab, Inc. 5.35% 6/15/2036	2,482	2,525
LYB International Finance III, LLC 2.25% 10/1/2030	1,137	1,021
LYB International Finance III, LLC 5.125% 1/15/2031	2,499	2,505
LYB International Finance III, LLC 5.50% 3/1/2034	101	101
LYB International Finance III, LLC 6.15% 5/15/2035	282	292
LYB International Finance III, LLC 5.875% 1/15/2036	3,432	3,482
LYB International Finance III, LLC 3.375% 10/1/2040	260	193
PPG Industries, Inc. 4.375% 3/15/2031	9,545	9,411
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	10,250	10,387
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,710	1,744
Sherwin-Williams Co. 4.30% 8/15/2028	8,000	7,967
Sherwin-Williams Co. 4.50% 8/15/2030	7,000	6,972
Sherwin-Williams Co. 5.15% 8/15/2035	1,183	1,189
Vale Overseas, Ltd. 3.75% 7/8/2030	2,186	2,090
		109,921
Real estate 0.33%
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	2,180	2,037
American Tower Corp. 1.45% 9/15/2026	3,230	3,206
Boston Properties, LP 6.50% 1/15/2034	6,690	7,095
Crown Castle, Inc. 5.00% 1/11/2028	7,188	7,246
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	10,832	10,969
Piedmont Operating Partnership, LP 5.625% 1/15/2033	6,724	6,673
Prologis, LP 4.875% 6/15/2028	8,866	8,962
Prologis, LP 5.00% 1/31/2035	5,105	5,091
Public Storage Operating Co. (USD-SOFR + 0.70%) 4.384% 4/16/2027 (f)	11,510	11,531
Public Storage Operating Co. 1.85% 5/1/2028	2,540	2,429
Public Storage Operating Co. 1.95% 11/9/2028	2,901	2,740
Simon Property Group, LP 4.375% 10/1/2030	14,820	14,704
Simon Property Group, LP 4.30% 1/15/2031	2,000	1,972
Simon Property Group, LP 5.125% 10/1/2035	5,496	5,497
Sun Communities Operating, LP 2.30% 11/1/2028	4,003	3,801
		93,953
Total corporate bonds and notes		5,883,625
Intermediate Bond Fund of America — Page 45 of 69

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations 16.87% Other asset-backed securities 7.25%	Principal amount (000)	Value (000)
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (e)(g)	USD556	$560
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (e)(g)	470	473
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (e)(g)	265	267
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (e)(g)	893	895
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (e)(g)	1,196	1,198
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (e)(g)	1,431	1,435
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (e)(g)	12,804	12,825
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45% 10/15/2030 (e)(g)	6,844	6,851
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (e)(g)	2,629	2,632
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (e)(g)	2,708	2,713
Affirm Asset Securitization Trust, Series 2025-X2, Class D, 5.23% 10/15/2030 (e)(g)	2,561	2,560
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (e)(g)	2,496	2,507
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (e)(g)	12,612	12,552
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (e)(g)	17,607	17,520
Affirm Master Trust, Series 2025-3A, Class B, 4.75% 10/16/2034 (e)(g)	992	988
Affirm Master Trust, Series 2025-3A, Class C, 4.89% 10/16/2034 (e)(g)	3,994	3,973
Affirm Master Trust, Series 2026-2A, Class A, 4.67% 4/16/2035 (e)(g)	21,202	21,196
Affirm Master Trust, Series 2026-2A, Class B, 5.07% 4/16/2035 (e)(g)	1,233	1,231
ALLO Issuer, LLC, Series 2026-1A, Class A2, 5.607% 6/20/2056 (e)(g)	10,114	10,236
ALLO Issuer, LLC, Series 2026-1A, Class B, 6.046% 6/20/2056 (e)(g)	883	895
Altde Trust, Series 2026-1A, Class A, 5.521% 4/15/2051 (e)(g)	36,855	36,762
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (e)(g)	22,500	22,422
Ansley Park Capital, LLC, Series 2025-A, Class B, 4.60% 4/20/2035 (e)(g)	2,120	2,093
Ansley Park Capital, LLC, Series 2025-A, Class C, 4.82% 4/20/2035 (e)(g)	353	348
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (e)(g)	8,840	8,802
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (e)(g)	25,629	25,314
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (e)(g)	8,965	8,915
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (e)(g)	6,223	6,271
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (e)(g)	3,272	3,310
Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031 (e)(g)	1,197	1,216
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029 (e)(g)	641	643
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (e)(g)	3,405	3,437
AXIS Equipment Finance Receivables, LLC, Series 2024-2A, Class B, 5.20% 7/21/2031 (e)(g)	4,484	4,540
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (e)(g)	233	232
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046 (e)(g)	745	691
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (e)(g)	758	760
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (e)(g)	3,345	3,370
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (e)(g)	1,170	1,168
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (e)(g)	9,658	9,271
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (e)(g)	11,353	11,507
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (e)(g)	15,866	15,840
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (e)(g)	10,232	9,675
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (e)(g)	11,954	12,025
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (e)(g)	31,248	30,765
Castlelake Aircraft Securitization Trust, Series 2026-2A, Class A, 5.333% 4/15/2051 (e)(g)	43,260	43,158
CCG Receivables Trust, Series 2023-1, Class B, 5.99% 9/16/2030 (e)(g)	3,000	3,015
CCG Receivables Trust, Series 2024-1, Class A2, 4.99% 3/15/2032 (e)(g)	489	492
CCG Receivables Trust, Series 2025-1, Class B, 4.69% 10/14/2032 (e)(g)	3,850	3,865
CCG Receivables Trust, Series 2025-2, Class A2, 4.14% 8/15/2034 (e)(g)	17,637	17,633
CCG Receivables Trust, Series 2025-2, Class B, 4.58% 8/15/2034 (e)(g)	3,942	3,938
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(g)	47,998	40,482
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (e)(g)	6,776	5,639
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (e)(g)	42,292	33,965
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (e)(g)	42,583	42,725
Intermediate Bond Fund of America — Page 46 of 69

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (e)(g)	USD11,122	$11,145
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (e)(g)	532	534
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032 (e)(g)	2,313	2,319
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (e)(g)	17,853	17,856
Clarus Capital Funding, LLC, Series 2026-1A, Class B, 5.01% 11/20/2034 (e)(g)	3,052	3,046
CLI Funding IX, LLC, Series 2024-1A, Class C, 6.00% 7/20/2049 (e)(g)	830	820
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (e)(g)	2,061	1,938
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (e)(g)	6,302	5,920
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (e)(g)	4,374	4,106
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (e)(g)	2,273	2,105
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (e)(g)	2,803	2,582
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029 (e)	6,627	6,689
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (e)(g)	3,427	3,446
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (e)(g)	14,250	14,283
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (e)(g)	5,601	5,534
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (e)(g)	6,350	6,438
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (e)(g)	1,616	1,629
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (e)	1,535	1,543
DataBank Issuer, LLC, Series 2026-1A, Class A2, 5.811% 2/25/2056 (e)(g)	17,851	17,851
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030 (e)(g)	5,088	5,111
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (e)(g)	4,877	4,892
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030 (e)(g)	1,025	1,031
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (e)(g)	4,052	4,053
Dext ABS, LLC, Series 2023-1, Class A2, 5.99% 3/15/2032 (e)(g)	176	176
Dext ABS, LLC, Series 2025-1, Class A3, 4.77% 8/15/2035 (e)(g)	14,595	14,681
Dext ABS, LLC, Series 2025-2, Class A3, 4.23% 4/15/2036 (e)(g)	6,884	6,870
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (e)(g)	495	496
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (e)(g)	1,963	1,988
DLLAD, LLC, Series 2025-1A, Class A3, 4.42% 9/20/2030 (e)(g)	3,773	3,779
DLLMT, LLC, Series 2026-1A, Class A2, 4.03% 7/20/2028 (e)(g)	6,640	6,637
DLLMT, LLC, Series 2026-1A, Class A3, 4.20% 12/20/2029 (e)(g)	14,884	14,829
DLLMT, LLC, Series 2024-1A, Class A4, 4.98% 4/20/2032 (e)(g)	4,000	4,043
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (e)(g)	1,336	1,250
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (e)(g)	9,524	9,641
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (e)(g)	1,120	1,136
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (e)(g)	3,367	3,377
FTAI MRE 2026-1 Cayman, Ltd., Series 2026-1A, Class A, 5.632% 6/15/2051 (e)(g)	15,570	15,637
FTAI MRE 2026-1 Cayman, Ltd., Series 2026-1A, Class B, 6.417% 6/15/2051 (e)(g)	600	603
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (e)(g)	5,683	5,381
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (e)(g)	779	740
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (e)(g)	6,462	5,965
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (e)(g)	21,861	21,751
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (e)(g)	10,507	10,533
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (e)(g)	2,572	2,515
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (e)(g)	12,792	12,278
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (e)(g)	8,117	7,799
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (e)(g)	26,556	24,710
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (e)(g)	14,162	13,268
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A2, 4.52% 10/15/2027 (e)(g)	4,172	4,180
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (e)(g)	5,285	5,329
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A3, 4.49% 4/16/2029 (e)(g)	36,600	36,687
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class B, 5.21% 3/15/2030 (e)(g)	1,500	1,515
GreatAmerica Leasing Receivables Funding, LLC, Series 2026-1, Class A3, 4.76% 9/16/2030 (e)(g)	4,855	4,883
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A4, 4.58% 1/15/2032 (e)(g)	3,945	3,960
Intermediate Bond Fund of America — Page 47 of 69

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-2, Class B, 4.50% 9/15/2032 (e)(g)	USD2,109	$2,097
GreatAmerica Leasing Receivables Funding, LLC, Series 2026-1, Class A4, 4.96% 5/16/2033 (e)(g)	1,060	1,068
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (e)(g)	3,139	3,106
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031 (e)(g)	453	456
HPEFS Equipment Trust, Series 2025-1A, Class A3, 4.43% 9/20/2032 (e)(g)	1,982	1,988
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03% 11/22/2032 (e)(g)	6,513	6,497
HPEFS Equipment Trust, Series 2025-2A, Class A2, 4.07% 11/22/2032 (e)(g)	1,607	1,607
HPEFS Equipment Trust, Series 2025-2A, Class B, 4.21% 11/22/2032 (e)(g)	1,224	1,215
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (e)	6,690	6,728
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029 (e)	12,871	12,983
Kapitus Asset Securitization, LLC, Series 2026-1A, Class A, 5.36% 5/10/2033 (e)(g)	2,013	2,013
Ledn Issuer Trust, Series 2026-1A, Class A, 6.748% 2/25/2041 (e)(g)	609	611
Lightpath Fiber Issuer, LLC, Series 2026-1A, Class A2, 5.597% 3/25/2056 (e)(g)	25,159	25,198
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031 (e)(g)	12,721	12,774
MAPS Trust, Series 2026-1A, Class A, 5.201% 1/15/2051 (e)(g)	18,432	18,086
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (e)(g)	7,894	7,941
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class A, 5.07% 6/21/2032 (e)(g)	19,324	19,412
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (e)(g)	41,209	40,602
MMAF Equipment Finance, LLC, Series 2025-B, Class A2, 4.02% 2/13/2029 (e)(g)	22,500	22,492
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (e)(g)	1,622	1,629
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (e)(g)	8,295	7,892
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (e)(g)	159,685	134,465
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (e)(g)	5,328	5,354
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (e)(g)	11,027	11,056
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (e)(g)	14,210	14,249
NMEF Funding, LLC, Series 2025-B, Class B, 4.73% 1/18/2033 (e)(g)	6,354	6,371
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (e)(g)	2,719	2,713
NMEF Funding, LLC, Series 2026-A, Class A3, 4.20% 2/15/2034 (e)(g)	923	916
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (e)(g)	4,052	4,051
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (e)(g)	35,695	35,127
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (e)(g)	20,179	20,351
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (e)(g)	1,106	1,121
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (e)(g)	4,743	4,738
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (e)(g)	370	370
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (e)(g)	4,220	4,214
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (e)(g)	515	515
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (e)(g)	5,179	5,154
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class B, 5.23% 11/17/2032 (e)(g)	3,232	3,215
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (e)(g)	2,022	1,992
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031 (e)(g)	216	213
OWN Equipment Fund III, Series 2025-2M, Class A, 5.42% 3/27/2034 (e)(g)	18,091	18,086
Pagaya AI Debt Selection Trust, Series 2026-1, Class A1, 4.228% 2/15/2027 (e)(g)	685	685
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (e)(g)	20,091	20,076
Pagaya AI Debt Selection Trust, Series 2025-R3, Class B, 5.088% 1/18/2033 (e)(g)	6,694	6,689
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (e)(g)	3,980	3,976
Pagaya AI Debt Selection Trust, Series 2026-1, Class B, 5.37% 9/15/2033 (e)(g)	2,385	2,377
Pagaya AI Debt Selection Trust, Series 2026-1, Class C, 5.507% 9/15/2033 (e)(g)	1,593	1,591
Pagaya AI Debt Selection Trust, Series 2026-1, Class D, 5.744% 9/15/2033 (e)(g)	1,328	1,324
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (e)(g)	23,142	23,082
Pagaya AI Debt Selection Trust, Series 2026-R1, Class B, 5.276% 12/15/2033 (e)(g)	8,631	8,602
Pagaya AI Debt Selection Trust, Series 2026-R1, Class C, 5.409% 12/15/2033 (e)(g)	3,182	3,164
Pagaya AI Debt Selection Trust, Series 2026-R1, Class D, 5.75% 12/15/2033 (e)(g)	3,036	3,012
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (e)(g)	34,521	34,537
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class B, 5.212% 7/20/2033 (e)(g)	3,001	2,998
Intermediate Bond Fund of America — Page 48 of 69

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class C, 5.506% 7/20/2033 (e)(g)	USD1,766	$1,766
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class D, 5.799% 7/20/2033 (e)(g)	2,168	2,168
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (e)(g)	1,368	1,370
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (e)(g)	4,185	4,206
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (e)(g)	12,239	12,236
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (e)(g)	5,114	5,136
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A3, 5.64% 11/20/2030 (e)(g)	2,857	2,900
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030 (e)(g)	2,728	2,777
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (e)(g)	301	302
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031 (e)(g)	3,250	3,262
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A3, 5.04% 7/20/2032 (e)(g)	5,100	5,150
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A3, 4.39% 7/20/2033 (e)(g)	10,607	10,557
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029 (e)(g)	12,866	12,944
PFS Financing Corp., Series 2026-D, Class A, 4.49% 5/15/2031 (e)(g)	1,008	1,016
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (e)	6,666	6,727
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2038 (e)	3,145	3,028
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (e)(g)	4,423	4,367
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (e)(g)	5,450	5,334
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.327% 9/15/2039 (e)(f)(g)	1,024	1,034
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (e)(g)	3,543	3,589
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (e)(g)	4,879	4,869
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (e)(g)	2,749	2,765
Post Road Equipment Finance, Series 2025-1A, Class B, 5.04% 5/15/2031 (e)(g)	725	731
Post Road Equipment Finance, Series 2025-1A, Class C, 5.13% 5/15/2031 (e)(g)	6,575	6,628
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031 (e)(g)	3,823	3,849
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (e)(g)	354	355
Reach Financial, LLC, Series 2026-1A, Class A, 4.32% 2/15/2033 (e)(g)	8,196	8,199
Reach Financial, LLC, Series 2026-1A, Class B, 4.37% 2/15/2033 (e)(g)	8,476	8,440
Reach Financial, LLC, Series 2026-1A, Class C, 4.80% 2/15/2033 (e)(g)	1,717	1,700
Reach Financial, LLC, Series 2026-2A, Class B, 4.81% 2/15/2035 (e)(g)	1,920	1,926
Reach Financial, LLC, Series 2026-2A, Class C, 5.35% 2/15/2035 (e)(g)	2,200	2,208
Reach Financial, LLC, Series 2026-2A, Class D, 5.67% 2/15/2035 (e)(g)	755	758
Sabey Data Center Issuer, LLC, Series 2026-1, Class A2, 5.482% 1/20/2051 (e)(g)	23,396	23,043
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032 (e)(g)	11,278	11,430
SCF Equipment Leasing, LLC, Series 2024-1, Class B, 5.56% 4/20/2032 (e)(g)	3,390	3,451
SCF Equipment Leasing, LLC, Series 2024-1A, Class C, 5.82% 9/20/2032 (e)(g)	1,625	1,654
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (e)(g)	196	196
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (e)(g)	10,356	10,490
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034 (e)(g)	4,552	4,641
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034 (e)(g)	1,242	1,256
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (e)(g)	100	98
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (e)(g)	276	271
SLAM, LLC, Series 2026-1A, Class A, 5.547% 7/15/2051 (e)(g)	22,494	22,550
SLAM, Ltd., Series 2024-1A, Class A, 5.335% 9/15/2049 (e)(g)	5,263	5,230
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (e)(g)	4,951	4,708
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (e)(g)	2,058	2,021
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (e)(g)	1,047	1,043
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (e)(g)	1,220	1,198
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (e)(g)	417	409
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (e)(g)	20,953	20,580
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (e)(g)	970	946
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054 (e)(g)	2,053	1,977
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (e)(g)	2,132	2,146
Intermediate Bond Fund of America — Page 49 of 69

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054 (e)(g)	USD1,478	$1,487
Subway Funding, LLC, Series 2024-1, Class A23, 6.505% 7/30/2054 (e)(g)	960	951
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (e)(g)	7,011	6,832
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (e)(g)	6,951	6,663
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (e)(g)	2,903	2,802
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (e)(g)	8,864	8,326
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (e)(g)	3,963	3,802
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (e)(g)	6,312	5,936
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (e)(g)	22,709	21,358
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (e)(g)	1,181	1,076
T-Mobile US Trust, Series 2026-1A, Class A, 4.25% 10/21/2030 (e)(g)	14,087	14,066
Trinity Rail Leasing 2018, LLC, Series 2020-1A, Class A, 1.96% 10/17/2050 (e)(g)	8,784	8,426
Trinity Rail Leasing, LP, Series 2020-2A, Class A2, 2.56% 11/19/2050 (e)(g)	6,605	6,380
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (e)(g)	23,441	22,088
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (e)(g)	2,723	2,607
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (e)(g)	6,935	6,410
Triumph Rail, LLC, Series 2021-2, Class A, 2.15% 6/19/2051 (e)(g)	8,962	8,715
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (e)(g)	3,526	3,534
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (e)(g)	7,202	7,194
U.S. Bank NA, Series 2026-RVM1, Class B1, 4.959% 12/25/2046 (e)(g)	7,745	7,653
U.S. Bank NA, Series 2026-RVM1, Class C, 5.595% 12/25/2046 (e)(g)	1,146	1,140
Upgrade Master Pass-Thru Trust, Series 2025-ST8, Class B, 5.065% 12/15/2033 (e)(g)	4,010	4,003
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (e)(g)	2,404	2,402
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (e)(g)	819	814
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class C, 5.13% 3/15/2034 (e)(g)	624	618
Upstart Securitization Trust, Series 2025-4, Class B, 5.20% 11/20/2035 (e)(g)	8,054	8,064
Upstart Securitization Trust, Series 2026-1, Class A2, 4.30% 3/20/2036 (e)(g)	876	874
Upstart Securitization Trust, Series 2026-1, Class B, 4.98% 3/20/2036 (e)(g)	1,757	1,752
Upstart Securitization Trust, Series 2026-2, Class A2, 4.54% 5/20/2036 (e)(g)	5,248	5,248
Upstart Securitization Trust, Series 2026-2, Class B, 5.08% 5/20/2036 (e)(g)	4,615	4,607
USQ Rail, Series 2021-3A, Class A, 2.21% 6/28/2051 (e)(g)	15,944	15,426
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (e)(g)	2,428	2,463
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (e)(g)	15,582	15,704
Verizon Master Trust, Series 2025-3, Class A1A, 4.51% 3/20/2030 (5.26% on 11/20/2027) (e)(i)	6,073	6,094
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (e)	20,000	20,222
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030 (e)	9,686	9,689
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (e)(i)	8,619	8,592
Verizon Master Trust, Series 2026-1, Class A1A, 3.94% 2/20/2031 (4.69% on 2/20/2028) (e)(i)	23,167	23,067
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (e)(g)	13,818	13,936
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (e)	8,301	8,243
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031 (e)(g)	5,212	5,273
Verizon Master Trust, Series 2024-5, Class A, 5.00% 6/21/2032 (e)(g)	4,587	4,664
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (e)(g)	5,649	5,708
Verizon Master Trust, Series 2025-10, Class A, 4.28% 10/20/2033 (4.96% on 10/20/2030) (e)(g)(i)	7,180	7,134
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (e)(g)	2,522	2,529
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (e)(g)	3,086	3,098
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032 (e)(g)	718	723
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (e)(g)	2,542	2,543
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (e)(g)	536	533
Zayo Issuer, LLC, Series 2026-1A, Class A2, 5.546% 4/20/2056 (e)(g)	22,025	22,068
		2,077,255
Intermediate Bond Fund of America — Page 50 of 69

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan 6.39%	Principal amount (000)	Value (000)
Ally Auto Receivables Trust, Series 2026-1, Class A2, 3.91% 11/15/2028 (e)	USD5,086	$5,080
Ally Auto Receivables Trust, Series 2026-1, Class A3, 3.92% 10/15/2030 (e)	11,480	11,407
American Credit Acceptance Receivables Trust, Series 2025-2, Class A, 4.81% 9/12/2028 (e)(g)	941	942
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (e)(g)	437	437
American Credit Acceptance Receivables Trust, Series 2025-4, Class A, 4.42% 5/14/2029 (e)(g)	25,022	25,059
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (e)(g)	1,390	1,394
American Credit Acceptance Receivables Trust, Series 2026-1, Class A, 4.16% 7/12/2029 (e)(g)	533	533
American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.82% 10/12/2029 (e)(g)	2,000	2,033
American Credit Acceptance Receivables Trust, Series 2025-4, Class B, 4.55% 1/14/2030 (e)(g)	10,000	10,019
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (e)(g)	3,717	3,724
American Credit Acceptance Receivables Trust, Series 2026-1, Class B, 4.24% 4/12/2030 (e)(g)	435	434
American Credit Acceptance Receivables Trust, Series 2026-2, Class A, 4.32% 5/8/2030 (e)(g)	3,000	3,002
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030 (e)(g)	2,489	2,517
American Credit Acceptance Receivables Trust, Series 2026-2, Class B, 4.50% 10/8/2030 (e)(g)	2,000	1,997
American Credit Acceptance Receivables Trust, Series 2025-4, Class C, 4.83% 1/13/2031 (e)(g)	17,597	17,642
American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.11% 4/14/2031 (e)(g)	3,517	3,540
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (e)(g)	1,025	1,028
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (e)(g)	1,000	1,008
American Credit Acceptance Receivables Trust, Series 2025-4, Class D, 5.25% 9/12/2031 (e)(g)	3,242	3,243
American Credit Acceptance Receivables Trust, Series 2026-2, 4.85% 5/10/2032 (e)(g)	5,780	5,769
American Credit Acceptance Receivables Trust, Series 2026-1, Class C, 4.55% 1/12/2033 (e)(g)	1,000	995
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029 (e)	5,123	5,151
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (e)(g)	2,207	2,213
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B, 5.11% 11/17/2031 (e)(g)	932	935
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class C, 5.42% 12/15/2031 (e)(g)	897	899
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D, 5.82% 1/15/2032 (e)(g)	502	501
AutoNation Finance Trust, Series 2026-1A, Class A2, 3.95% 1/11/2029 (e)(g)	7,396	7,393
AutoNation Finance Trust, Series 2026-1A, Class A3, 4.03% 8/12/2030 (e)(g)	6,343	6,318
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-2A, Class A, 1.66% 2/20/2028 (e)(g)	8,989	8,873
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (e)(g)	37,394	37,775
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029 (e)(g)	16,901	17,100
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029 (e)(g)	13,000	13,218
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (e)(g)	1,254	1,259
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (e)(g)	18,450	18,930
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (e)(g)	5,340	5,508
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (e)(g)	5,598	5,697
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-1A, Class A, 4.28% 8/20/2030 (e)(g)	9,767	9,657
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (e)(g)	5,839	5,903
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class A, 4.60% 8/20/2032 (e)(g)	5,274	5,203
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class B, 5.00% 8/20/2032 (e)(g)	936	921
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class C, 5.44% 8/20/2032 (e)(g)	847	829
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A2, 4.84% 1/18/2028 (e)	478	478
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A2, 4.73% 2/15/2028 (e)	2,242	2,244
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A2, 4.35% 6/15/2028 (e)	14,992	15,004
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (e)	7,710	7,710
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (e)	3,151	3,154
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (e)	122	122
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (e)	2,454	2,457
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (e)	4,696	4,721
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A3, 4.24% 10/15/2029 (e)	13,000	12,995
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029 (e)	2,892	2,934
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (e)	8,225	8,207
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class A3, 4.27% 1/15/2030 (e)	7,630	7,630
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80% 8/15/2031 (e)	2,471	2,471
Intermediate Bond Fund of America — Page 51 of 69

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class D, 5.41% 8/15/2031 (e)	USD2,998	$3,014
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class B, 4.25% 11/17/2031 (e)	115	114
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class B, 4.56% 2/17/2032 (e)	380	380
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class C, 4.88% 2/17/2032 (e)	1,635	1,633
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028 (e)	1,589	1,596
CarMax Auto Owner Trust, Series 2023-3, Class A4, 5.26% 2/15/2029 (e)	8,980	9,069
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (e)	7,498	7,543
CarMax Auto Owner Trust, Series 2026-1, Class A3, 4.04% 3/17/2031 (e)	9,394	9,336
CarMax Select Receivables Trust, Series 2026-A, Class A2A, 4.03% 12/17/2029 (e)	1,628	1,625
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (e)	1,993	2,025
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (e)	3,022	3,081
CarMax Select Receivables Trust, Series 2025-B, Class C, 4.83% 6/16/2031 (e)	4,974	4,974
CarMax Select Receivables Trust, Series 2025-B, Class D, 5.33% 7/15/2031 (e)	7,999	8,005
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (e)(g)	487	489
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (e)	35	35
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028 (e)	2,375	2,344
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029 (e)	413	416
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67% 12/10/2030 (e)(g)	1,900	1,904
Carvana Auto Receivables Trust, Series 2024-N3, Class C, 4.90% 12/10/2030 (e)(g)	1,942	1,944
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029 (e)(g)	3,389	3,410
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029 (e)(g)	5,987	6,045
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (e)(g)	4,784	4,811
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (e)(g)	6,227	6,273
Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.15% 3/25/2030 (e)(g)	3,470	3,455
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (e)(g)	935	938
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (e)(g)	1,231	1,236
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (e)(g)	6,122	6,186
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (e)(g)	2,188	2,191
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029 (e)(g)	1,986	1,988
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (e)(g)	1,131	1,136
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (e)(g)	238	241
CPS Auto Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (e)(g)	4,235	4,241
CPS Auto Trust, Series 2025-D, Class A, 4.46% 7/16/2029 (e)(g)	15,811	15,833
CPS Auto Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (e)(g)	8,357	8,390
CPS Auto Trust, Series 2026-B, Class A, 4.35% 2/15/2030 (e)(g)	1,230	1,230
CPS Auto Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (e)(g)	2,196	2,194
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (e)(g)	16,462	16,415
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.87% 1/15/2036 (e)(g)	3,026	3,014
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (e)(g)	97	97
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class A, 4.65% 4/15/2036 (e)(g)	4,144	4,135
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class C, 5.28% 8/15/2036 (e)(g)	264	263
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (e)	4,805	4,806
Drive Auto Receivables Trust, Series 2025-2, Class A2, 4.29% 10/16/2028 (e)	1,177	1,178
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (e)	4,228	4,239
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (e)	4,455	4,463
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (e)	7,615	7,705
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032 (e)	4,359	4,379
Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.14% 9/15/2032 (e)	1,640	1,640
Drive Auto Receivables Trust, Series 2025-2, Class C, 4.39% 9/15/2032 (e)	3,041	3,022
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73% 9/15/2032 (e)	10,253	10,281
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79% 9/15/2032 (e)	3,614	3,633
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (e)	647	651
Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41% 9/15/2032 (e)	2,003	2,018
Drive Auto Receivables Trust, Series 2025-2, Class D, 4.90% 12/15/2032 (e)	4,667	4,639
Intermediate Bond Fund of America — Page 52 of 69

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (e)(g)	USD871	$872
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (e)(g)	2,922	2,929
Enterprise Fleet Financing, LLC, Series 2025-4, Class A2, 4.05% 8/20/2028 (e)(g)	30,000	29,989
Enterprise Fleet Financing, LLC, Series 2025-4, Class A3, 4.11% 12/20/2029 (e)(g)	30,000	29,788
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (e)(g)	2,281	2,308
Exeter Automobile Receivables Trust, Series 2025-4A, Class A2, 4.53% 3/15/2028 (e)	4,805	4,808
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (e)	44	44
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (e)	929	930
Exeter Automobile Receivables Trust, Series 2024-1A, Class B, 5.29% 8/15/2028 (e)	664	664
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (e)	12,502	12,504
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029 (e)	2,236	2,248
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (e)	1,554	1,569
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (e)	5,304	5,327
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (e)	13,868	13,894
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24% 11/15/2029 (e)	8,269	8,272
Exeter Automobile Receivables Trust, Series 2025-3A, Class B, 4.86% 2/15/2030 (e)	2,107	2,119
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030 (e)	7,450	7,569
Exeter Automobile Receivables Trust, Series 2026-1A, Class A3, 4.03% 3/15/2030 (e)	12,108	12,070
Exeter Automobile Receivables Trust, Series 2026-2A, Class A3, 4.45% 5/15/2030 (e)	1,520	1,524
Exeter Automobile Receivables Trust, Series 2024-1A, Class C, 5.41% 5/15/2030 (e)	4,872	4,898
Exeter Automobile Receivables Trust, Series 2024-1A, Class D, 5.84% 6/17/2030 (e)	5,363	5,438
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (e)	1,820	1,817
Exeter Automobile Receivables Trust, Series 2026-1A, Class B, 4.22% 10/15/2030 (e)	342	339
Exeter Automobile Receivables Trust, Series 2026-2A, Class B, 4.66% 1/15/2031 (e)	970	970
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (e)	2,233	2,261
Exeter Automobile Receivables Trust, Series 2025-3A, Class C, 5.09% 10/15/2031 (e)	800	806
Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57% 10/15/2031 (e)	2,237	2,258
Exeter Automobile Receivables Trust, Series 2025-4A, Class D, 5.23% 1/15/2032 (e)	3,686	3,689
Exeter Automobile Receivables Trust, Series 2025-5A, Class C, 4.68% 3/15/2032 (e)	3,692	3,681
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (e)	1,773	1,775
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (e)	1,638	1,639
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A2, 4.24% 5/15/2029 (e)	12,748	12,748
Exeter Select Automobile Receivables Trust, Series 2026-1, Class A2, 4.37% 10/15/2029 (e)	2,505	2,508
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69% 4/15/2030 (e)	3,027	3,038
Exeter Select Automobile Receivables Trust, Series 2025-1, Class C, 5.40% 8/15/2031 (e)	1,416	1,429
Exeter Select Automobile Receivables Trust, Series 2025-3, Class B, 4.42% 3/15/2032 (e)	841	836
Exeter Select Automobile Receivables Trust, Series 2025-3, Class C, 5.00% 3/15/2032 (e)	1,500	1,503
Exeter Select Automobile Receivables Trust, Series 2025-3, Class D, 5.54% 5/17/2032 (e)	1,500	1,503
First Investors Auto Owner Trust, Series 2025-1A, Class A2, 4.31% 12/15/2028 (e)(g)	2,111	2,113
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (e)(g)	8,834	8,828
First Investors Auto Owner Trust, Series 2025-1A, Class B, 4.39% 1/15/2031 (e)(g)	3,378	3,359
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (e)	54	54
Ford Credit Auto Owner Trust, Series 2024-C, Class A4, 4.11% 7/15/2030 (e)	4,417	4,397
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (e)(g)	8,653	8,732
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (e)(g)	38,713	39,476
Ford Credit Auto Owner Trust, Series 2026-1, Class A, 4.32% 8/15/2038 (8.63% on 2/15/2031) (e)(g)(i)	17,318	17,160
Ford Credit Floorplan Master Owner Trust, Series 2024-1, Class A1, 5.29% 4/15/2029 (e)(g)	38,567	38,963
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (e)(g)	29,040	29,078
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (e)	6,232	6,268
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (e)	43,916	43,680
Ford Credit Floorplan Master Owner Trust, Series 2026-1, Class A, 4.42% 5/15/2031 (e)	6,583	6,585
General Motors, Series 2025-2A, Class A, 4.64% 3/15/2030 (e)(g)	11,343	11,406
GLS Auto Receivables Trust, Series 2025-3A, Class A2, 4.52% 7/17/2028 (e)(g)	7,236	7,245
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028 (e)(g)	333	333
Intermediate Bond Fund of America — Page 53 of 69

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
GLS Auto Receivables Trust, Series 2025-1A, Class A3, 4.77% 9/15/2028 (e)(g)	USD9,050	$9,065
GLS Auto Receivables Trust, Series 2025-2A, Class A3, 4.75% 1/16/2029 (e)(g)	14,663	14,709
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (e)(g)	3,388	3,398
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44% 3/15/2029 (e)(g)	3,426	3,433
GLS Auto Receivables Trust, Series 2026-2A, Class A2, 4.25% 4/16/2029 (e)(g)	1,028	1,028
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (e)(g)	365	366
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (e)(g)	529	539
GLS Auto Receivables Trust, Series 2025-4A, Class A3, 4.29% 7/16/2029 (e)(g)	7,388	7,395
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (e)(g)	3,314	3,337
GLS Auto Receivables Trust, Series 2026-2A, Class A3, 4.33% 11/15/2029 (e)(g)	4,023	4,024
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (e)(g)	8,468	8,527
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (e)(g)	2,531	2,571
GLS Auto Receivables Trust, Series 2025-3A, Class B, 4.57% 1/15/2030 (e)(g)	3,702	3,710
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (e)(g)	5,595	5,593
GLS Auto Receivables Trust, Series 2026-1A, Class B, 4.22% 8/17/2030 (e)(g)	1,110	1,103
GLS Auto Receivables Trust, Series 2025-4A, Class C, 4.74% 8/15/2031 (e)(g)	11,078	11,020
GLS Auto Receivables Trust, Series 2025-4A, Class D, 5.13% 8/15/2031 (e)(g)	3,664	3,651
GLS Auto Receivables Trust, Series 2026-2A, Class D, 5.38% 1/15/2032 (e)(g)	1,179	1,184
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (e)(g)	1,354	1,357
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (e)(g)	7,323	7,351
GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.46% 10/15/2030 (e)(g)	4,331	4,340
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030 (e)(g)	236	236
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.75% 11/15/2030 (e)(g)	238	238
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (e)(g)	11,292	11,275
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (e)(g)	520	525
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28% 10/15/2031 (e)(g)	268	268
GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.74% 4/15/2032 (e)(g)	679	685
GLS Auto Select Receivables Trust, Series 2026-2A, Class B, 4.79% 6/15/2032 (e)(g)	1,335	1,335
GLS Auto Select Receivables Trust, Series 2026-2A, Class C, 5.21% 6/15/2032 (e)(g)	2,810	2,824
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027 (e)	1,669	1,671
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (e)(g)	3,487	3,567
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (e)(g)	13,906	14,365
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (e)(g)	2,035	2,040
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (e)	2,960	2,971
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029 (e)	3,743	3,774
GM Financial Securitized Term Auto Receivables Trust, Series 2026-2, Class A4, 4.22% 2/17/2032 (e)	1,915	1,906
GM Financial Securitized Term Auto Receivables Trust, Series 2026-2, Class B, 4.44% 4/16/2032 (e)	800	796
GM Financial Securitized Term Auto Receivables Trust, Series 2026-2, Class C, 4.64% 11/16/2033 (e)	1,330	1,325
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (e)(g)	7,050	7,055
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (e)(g)	203	203
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028 (e)(g)	2,850	2,877
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029 (e)(g)	14,882	15,129
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (e)(g)	4,875	5,033
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class A, 5.09% 11/25/2030 (e)(g)	2,843	2,859
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class B, 5.67% 11/25/2030 (e)(g)	1,661	1,668
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class C, 6.45% 11/25/2030 (e)(g)	2,019	2,027
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class A, 5.40% 11/25/2032 (e)(g)	557	560
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class B, 6.08% 11/25/2032 (e)(g)	2,558	2,573
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class C, 6.76% 11/25/2032 (e)(g)	1,905	1,916
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (e)(g)	37,314	36,965
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (e)(g)	7,780	7,707
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (e)(g)	4,842	4,799
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (e)(g)	4,785	4,824
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (e)(g)	9,390	9,500
Intermediate Bond Fund of America — Page 54 of 69

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (e)(g)	USD6,761	$6,788
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (e)(g)	1,083	1,086
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (e)(g)	1,204	1,208
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (e)(g)	5,897	5,937
Hertz Vehicle Financing, LLC, Series 2025-3A, Class B, 5.59% 12/26/2029 (e)(g)	1,583	1,589
Hertz Vehicle Financing, LLC, Series 2025-3A, Class C, 6.13% 12/26/2029 (e)(g)	4,641	4,662
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (e)(g)	5,368	5,342
Hertz Vehicle Financing, LLC, Series 2025-5A, Class C, 5.50% 5/25/2030 (e)(g)	643	638
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (e)(g)	1,398	1,409
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/25/2031 (e)(g)	22,897	23,271
Hertz Vehicle Financing, LLC, Series 2025-4A, Class B, 5.90% 12/25/2031 (e)(g)	1,320	1,337
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/25/2031 (e)(g)	297	300
Hertz Vehicle Financing, LLC, Series 2025-6A, Class C, 5.82% 5/25/2032 (e)(g)	913	897
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (e)	102	102
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028 (e)	1,055	1,060
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032 (e)(g)	2,488	2,506
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (e)(g)	13,070	13,108
Huntington National Bank (The), Series 2025-2, Class B2, (30-day Average USD-SOFR + 1.20%) 4.825% 9/20/2033 (e)(f)(g)	3,510	3,521
Huntington National Bank (The), Series 2025-2, Class B1, 4.835% 9/20/2033 (e)(g)	9,673	9,673
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (e)(g)	22,402	22,251
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (e)(g)	1,547	1,547
Hyundai Auto Lease Securitization Trust, Series 2026-A, Class A2A, 3.85% 5/15/2028 (e)(g)	1,286	1,284
Hyundai Auto Lease Securitization Trust, Series 2026-A, Class A3, 3.97% 12/15/2028 (e)(g)	8,517	8,484
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (e)	3,427	3,445
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (e)(g)	28,278	28,040
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (e)(g)	13	13
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (e)(g)	967	970
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028 (e)(g)	3,850	3,860
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (e)(g)	2,551	2,558
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (e)(g)	3,507	3,532
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (e)(g)	1,493	1,496
LAD Auto Receivables Trust, Series 2026-1A, Class A2, 3.75% 5/15/2029 (e)(g)	1,070	1,067
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029 (e)(g)	1,350	1,370
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (e)(g)	3,124	3,151
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (e)(g)	3,385	3,400
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (e)(g)	548	550
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (e)(g)	197	198
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030 (e)(g)	1,040	1,045
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (e)(g)	283	286
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031 (e)(g)	832	850
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031 (e)(g)	259	265
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (e)(g)	179	179
LAD Auto Receivables Trust, Series 2025-2A, Class D, 5.01% 12/15/2032 (e)(g)	1,642	1,635
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (e)(g)	2,963	2,970
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (e)	5,796	5,823
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029 (e)	7,794	7,827
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031 (e)	7,429	7,488
OneMain Direct Auto Receivables Trust, Series 2026-1A, Class A, 4.49% 12/14/2033 (e)(g)	2,075	2,058
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12% 9/15/2028 (e)(g)	2,524	2,525
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (e)(g)	2,012	2,005
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (e)(g)	4,938	4,948
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030 (e)(g)	2,950	2,955
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (e)(g)	1,712	1,726
Intermediate Bond Fund of America — Page 55 of 69

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Research-Driven Pagaya Motor Asset Trust, Series 2026-3A, Class A2, 4.853% 3/26/2035 (e)(g)	USD1,890	$1,890
Research-Driven Pagaya Motor Asset Trust, Series 2026-3A, Class B, 6.761% 3/26/2035 (e)(g)	1,000	1,002
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (e)(g)	7,502	7,524
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A2, 4.575% 6/26/2034 (e)(g)	5,937	5,941
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A3, 4.838% 6/26/2034 (e)(g)	9,524	9,497
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class B, 5.228% 6/26/2034 (e)(g)	5,878	5,831
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class A, 5.659% 7/25/2034 (e)(g)	13,150	13,155
Research-Driven Pagaya Motor Asset Trust I, Series 2025-6A, Class A3, 5.013% 8/25/2034 (e)(g)	1,000	998
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class A3, 4.864% 1/25/2035 (e)(g)	2,207	2,194
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class B, 5.444% 1/25/2035 (e)(g)	2,473	2,451
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class C, 5.689% 1/25/2035 (e)(g)	2,473	2,435
Research-Driven Pagaya Motor Asset Trust I, Series 2026-2A, Class A4, 5.62% 2/26/2035 (e)(g)	6,779	6,767
Research-Driven Pagaya Motor Asset Trust I, Series 2026-2A, Class B, 5.817% 2/26/2035 (e)(g)	4,553	4,521
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.11% 6/15/2032 (e)(g)	3,927	3,963
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (e)	2,614	2,616
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028 (e)	521	522
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (e)	1,663	1,664
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (e)	3,382	3,390
Santander Drive Auto Receivables Trust, Series 2025-4, Class A2, 4.28% 1/15/2029 (e)	1,560	1,561
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (e)	3,318	3,323
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (e)	1,917	1,920
Santander Drive Auto Receivables Trust, Series 2026-1, Class A2, 4.04% 3/15/2029 (e)	949	949
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (e)	12,138	12,210
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029 (e)	3,675	3,702
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (e)	1,325	1,335
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.17% 4/15/2030 (e)	30,749	30,741
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030 (e)	8,150	8,193
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (e)	954	967
Santander Drive Auto Receivables Trust, Series 2025-4, Class C, 4.52% 1/15/2032 (e)	2,993	2,984
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (e)	1,479	1,472
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (e)(g)	1,410	1,413
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (e)(g)	1,858	1,860
SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.59% 1/15/2030 (e)(g)	1,247	1,261
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (e)(g)	407	410
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (e)(g)	1,982	1,974
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (e)(g)	1,251	1,245
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (e)(g)	278	277
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (e)(g)	2,285	2,293
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (e)(g)	4,131	4,173
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (e)(g)	7,827	7,853
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (e)(g)	10,548	10,569
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (e)(g)	3,570	3,585
Space Coast Credit Union, Series 2026-1A, Class A2, 4.18% 8/15/2029 (e)(g)	3,698	3,696
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A3, 4.11% 4/20/2029 (e)(g)	9,082	9,039
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027 (e)	807	808
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (e)	2,805	2,816
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028 (e)	5,902	5,928
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029 (e)	5,269	5,311
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (e)(g)(j)(k)	13,767	7,985
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (e)(g)	27,824	27,800
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (e)(g)	3,875	3,879
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (e)(g)	1,843	1,847
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (e)(g)	107	108
Intermediate Bond Fund of America — Page 56 of 69

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (e)(g)	USD6,119	$6,141
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (e)(g)	1,631	1,637
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027 (e)(g)	2,802	2,805
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (e)(g)	1,889	1,890
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (e)(g)	7,758	7,770
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (e)(g)	352	353
Westlake Automobile Receivables Trust, Series 2026-1A, Class A2A, 4.02% 9/15/2028 (e)(g)	9,915	9,912
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (e)(g)	830	833
Westlake Automobile Receivables Trust, Series 2026-P1, Class A2, 3.84% 1/16/2029 (e)(g)	3,229	3,223
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (e)(g)	4,187	4,215
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (e)(g)	1,287	1,306
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.22% 6/15/2029 (e)(g)	10,908	10,911
Westlake Automobile Receivables Trust, Series 2026-1A, Class A3, 4.01% 7/16/2029 (e)(g)	21,937	21,885
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (e)(g)	3,970	4,040
Westlake Automobile Receivables Trust, Series 2026-P1, Class A3, 3.92% 3/15/2030 (e)(g)	4,815	4,784
Westlake Automobile Receivables Trust, Series 2026-2A, Class A3, 4.35% 4/15/2030 (e)(g)	883	883
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (e)(g)	1,754	1,769
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030 (e)(g)	1,139	1,152
Westlake Automobile Receivables Trust, Series 2026-1A, Class B, 4.20% 5/15/2031 (e)(g)	448	446
Westlake Automobile Receivables Trust, Series 2026-P1, Class C, 4.38% 8/15/2031 (e)(g)	2,000	1,975
Westlake Automobile Receivables Trust, Series 2026-2A, Class C, 4.89% 3/15/2032 (e)(g)	2,972	2,975
Westlake Automobile Receivables Trust, Series 2026-2A, Class D, 5.25% 3/15/2032 (e)(g)	5,113	5,105
Westlake Flooring Master Trust, Series 2025-1A, Class A, 4.23% 10/15/2029 (e)(g)	32,217	32,153
Westlake Flooring Master Trust, Series 2025-1A, Class B, 4.84% 10/15/2029 (e)(g)	4,006	3,995
Wheels Fleet Lease Funding, LLC, Series 2026-1, Class A2A, 4.30% 4/18/2039 (e)(g)	6,167	6,169
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (e)(g)	9,879	9,942
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (e)(g)	4,421	4,450
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (e)	2,748	2,759
World OMNI Select Auto Trust, Series 2025-A, Class A2A, 4.14% 5/15/2030 (e)	2,312	2,313
		1,831,428
Collateralized loan obligations 1.74%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (e)(f)(g)	2,399	2,399
Allegro CLO X, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.13%) 4.805% 4/20/2032 (e)(f)(g)	2,080	2,081
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 5.525% 10/20/2034 (e)(f)(g)	526	526
Apidos CLO XXXII, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.775% 1/20/2033 (e)(f)(g)	5,587	5,598
Ares LIII CLO, Ltd., Series 2019-53A, Class A1R2, (3-month USD CME Term SOFR + 1.09%) 4.757% 10/24/2036 (e)(f)(g)	26,667	26,692
Ares LIII CLO, Ltd., Series 2019-53A, Class BR2, (3-month USD CME Term SOFR + 1.55%) 5.217% 10/24/2036 (e)(f)(g)	1,577	1,580
Ares LIII CLO, Ltd., Series 2019-53A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.467% 10/24/2036 (e)(f)(g)	4,005	4,006
Ares LIII CLO, Ltd., Series 2019-53A, Class D1R2, (3-month USD CME Term SOFR + 2.45%) 6.117% 10/24/2036 (e)(f)(g)	1,904	1,908
Ares LXII CLO, Ltd., Series 2021-62, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.737% 1/25/2034 (e)(f)(g)	5,670	5,668
Ares LXV CLO, Ltd., Series 2022-65A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.517% 7/25/2034 (e)(f)(g)	4,000	4,007
Atlas Senior Loan Fund XVI, Ltd., CLO, Series 2021-16A, Class C1R, (3-month USD CME Term SOFR + 1.90%) 5.575% 1/20/2034 (e)(f)(g)	3,234	3,208
Intermediate Bond Fund of America — Page 57 of 69

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Atlas Senior Loan Fund XVII, Ltd., CLO, Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.08%) 5.755% 10/20/2034 (e)(f)(g)	USD2,998	$2,961
Bain Capital Credit CLO, Ltd., Series 2019-1A, Class AR3, (3-month USD CME Term SOFR + 0.98%) 4.655% 4/19/2034 (e)(f)(g)	17,848	17,833
Ballyrock CLO 20, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.723% 10/15/2036 (e)(f)(g)	23,267	23,234
Basswood Park CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.03%) 4.705% 4/20/2034 (e)(f)(g)	12,000	12,006
BCC Middle Market CLO, LLC, Series 2023-2A, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.022% 10/21/2035 (e)(f)(g)	9,630	9,590
BlackRock DLF X CLO, LP, Series 2025-2A, Class A, (3-month USD CME Term SOFR + 1.27%) 4.911% 11/21/2033 (e)(f)(g)	13,650	13,660
BlueMountain CLO XXXI, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.775% 4/19/2034 (e)(f)(g)	14,777	14,790
BlueMountain CLO XXXI, Ltd., Series 2021-31A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.525% 4/19/2034 (e)(f)(g)	2,491	2,461
Canyon Capital CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.05%) 4.723% 4/15/2034 (e)(f)(g)	10,000	10,008
Canyon Capital CLO, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 7.285% 4/15/2034 (e)(f)(g)	923	921
Cerberus Loan Funding 53, LLC, CLO, Series 2025-4A, Class A, (3-month USD CME Term SOFR + 1.48%) 5.153% 1/15/2038 (e)(f)(g)	5,000	5,004
CIFC Funding CLO, Ltd., Series 2023-2A, Class AR, (3-month USD CME Term SOFR + 1.13%) 4.802% 1/21/2037 (e)(f)(g)	23,466	23,494
CIFC Funding CLO, Ltd., Series 2023-2A, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.322% 1/21/2037 (e)(f)(g)	1,771	1,763
Crown City CLO, Series 2022-4A, Class BR2, (3-month USD CME Term SOFR + 1.95%) 5.58% 4/20/2037 (e)(f)(g)	2,188	2,191
Dryden 37 Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.035% 1/15/2031 (e)(f)(g)	222	222
Elevation CLO, Ltd., Series 2021-12A, Class C1R2, (3-month USD CME Term SOFR + 1.95%) 5.596% 4/20/2037 (e)(f)(g)	1,850	1,853
Elmwood CLO I, Ltd., Series 2019-1A, Class CR3, (3-month USD CME Term SOFR + 1.60%) 5.275% 4/20/2037 (e)(f)(g)	2,500	2,487
Flatiron CLO 28, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.753% 7/15/2036 (e)(f)(g)	20,997	21,010
Fortress Credit BSL IX, Ltd., CLO, Series 2020-1A, Class A1AR, (3-month USD CME Term SOFR + 1.10%) 4.775% 10/20/2033 (e)(f)(g)	6,974	6,976
Fortress Credit BSL IX, Ltd., CLO, Series 2020-1A, Class CR, (3-month USD CME Term SOFR + 1.40%) 5.075% 10/20/2033 (e)(f)(g)	2,490	2,492
Fortress Credit BSL IX, Ltd., CLO, Series 2020-1A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.375% 10/20/2033 (e)(f)(g)	6,897	6,904
Fortress Credit BSL VIII, Ltd., CLO, Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 4.725% 10/20/2032 (e)(f)(g)	484	484
Fortress Credit BSL XV, Ltd., CLO, Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 5.075% 10/18/2033 (e)(f)(g)	2,597	2,599
Fortress Credit BSL XV, Ltd., CLO, Series 2022-2, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.275% 10/18/2033 (e)(f)(g)	3,000	3,002
Fortress Credit BSL XVIII, Ltd., CLO, Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.57%) 5.236% 4/23/2036 (e)(f)(g)	1,600	1,602
Fortress Credit BSL XVIII, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 5.516% 4/23/2036 (e)(f)(g)	408	408
Fortress Credit BSL XX, Ltd., CLO, Series 2023-3A, Class AR, (3-month USD CME Term SOFR + 1.24%) 4.906% 1/23/2037 (e)(f)(g)	30,000	30,027
Intermediate Bond Fund of America — Page 58 of 69

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Fortress Credit BSL XX, Ltd., CLO, Series 2023-3A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.416% 1/23/2037 (e)(f)(g)	USD726	$724
Galaxy 33 CLO, Ltd., Series 2024-33A, Class CR, (3-month USD CME Term SOFR + 2.05%) 5.723% 4/20/2037 (e)(f)(g)	717	721
Galaxy XXII CLO, Ltd., Series 2016-22A, Class BR4, (3-month USD CME Term SOFR + 1.40%) 5.28% 4/16/2034 (e)(f)(g)	1,227	1,227
GCRED BSL CLO 1, Series 2025-BSL1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 4.714% 1/20/2034 (e)(f)(g)	15,000	14,997
GCRED BSL CLO 1, Series 2025-BSL1A, Class C, (3-month USD CME Term SOFR + 1.70%) 5.364% 1/20/2034 (e)(f)(g)	904	903
Goldentree Loan Management US CLO 18, Ltd., Series 2023-18A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.175% 1/20/2037 (e)(f)(g)	2,005	2,012
Goldentree Loan Management US CLO 18, Ltd., Series 2023-18A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.375% 1/20/2037 (e)(f)(g)	2,073	2,075
Goldentree Loan Management US CLO 18, Ltd., Series 2023-18A, Class DR, (3-month USD CME Term SOFR + 2.55%) 6.225% 1/20/2037 (e)(f)(g)	2,961	2,980
Golub Capital Partners CLO 44M, Ltd., Series 2019-44A, Class A1R, (3-month USD CME Term SOFR + 1.57%) 5.245% 10/21/2038 (e)(f)(g)	3,500	3,501
Golub Capital Partners CLO, Ltd., Series 2022-60A, Class CR2, (3-month USD CME Term SOFR + 1.75%) 5.373% 10/25/2034 (e)(f)(g)	1,583	1,584
Harvest US CLO, Ltd., Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.55%) 5.223% 1/15/2037 (e)(f)(g)	2,500	2,503
Harvest US CLO, Ltd., Series 2023-1A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.423% 1/15/2037 (e)(f)(g)	1,483	1,472
ICG US CLO, Ltd., Series 2016-1A, Class BR3, (3-month USD CME Term SOFR + 1.95%) 5.619% 4/29/2034 (e)(f)(g)	5,338	5,323
Jamestown CLO XI, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 5.631% 7/14/2031 (e)(f)(g)	500	501
Jamestown CLO XIV, Ltd., Series 2019-14A, Class A1RR, (3-month USD CME Term SOFR + 1.04%) 4.715% 10/20/2034 (e)(f)(g)	14,089	14,092
KKR CLO, Ltd., Series 21, Class A, (3-month USD CME Term SOFR + 1.262%) 4.935% 4/15/2031 (e)(f)(g)	101	101
Magnetite XXII, Ltd., CLO, Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.923% 7/15/2036 (e)(f)(g)	4,618	4,621
Marble Point CLO XV, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.706% 7/23/2032 (e)(f)(g)	8,652	8,652
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class C1R, (3-month USD CME Term SOFR + 1.70%) 5.375% 4/20/2035 (e)(f)(g)	2,159	2,162
Neuberger Berman Loan Advisers CLO 50, Ltd., Series 2022-50A, Class CR2, (3-month USD CME Term SOFR + 1.55%) 5.216% 7/23/2036 (e)(f)(g)	3,000	2,992
Ocean Trails CLO XI, Ltd., Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 6.775% 7/20/2034 (e)(f)(g)	3,000	2,879
Palmer Square CLO, Ltd., Series 2018-2AR, Class BR2, (3-month USD CME Term SOFR + 1.90%) 5.542% 4/16/2037 (e)(f)(g)	1,600	1,601
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 4.667% 7/24/2031 (e)(f)(g)	1,274	1,275
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4A, Class A2R, (3-month USD CME Term SOFR + 1.30%) 4.967% 7/24/2031 (e)(f)(g)	7,111	7,113
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4A, Class CR, (3-month USD CME Term SOFR + 2.40%) 6.067% 7/24/2031 (e)(f)(g)	1,429	1,434
Palmer Square Loan Funding, Ltd., CLO, Series 2024-3A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.50% 8/8/2032 (e)(f)(g)	300	299
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1R, (3-month USD CME Term SOFR + 0.82%) 4.493% 1/15/2033 (e)(f)(g)	3,171	3,173
Intermediate Bond Fund of America — Page 59 of 69

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class CR, (3-month USD CME Term SOFR + 1.95%) 5.623% 1/15/2033 (e)(f)(g)	USD1,500	$1,502
Parallel, Ltd., CLO, Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.39%) 5.065% 7/20/2036 (e)(f)(g)	14,000	14,016
Parallel, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 2.05%) 5.725% 7/20/2036 (e)(f)(g)	1,636	1,625
Post CLO, Ltd., Series 2022-1A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.375% 4/20/2035 (e)(f)(g)	2,500	2,504
Signal Peak CLO, LLC, Series 2018-5A, Class CR2, (3-month USD CME Term SOFR + 1.95%) 5.581% 4/25/2037 (e)(f)(g)	2,000	2,003
Sixth Street CLO XVI, Ltd., Series 2018-11A, Class CR2, (3-month USD CME Term SOFR + 1.85%) 5.504% 4/25/2037 (e)(f)(g)	2,000	2,004
Sound Point CLO XXIII, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.616%) 6.185% 7/15/2034 (e)(f)(g)	1,600	1,602
Sound Point CLO XXXIII, Ltd., Series 2022-1A, Class AR, (3-month USD CME Term SOFR + 1.10%) 4.767% 4/20/2035 (e)(f)(g)	7,306	7,309
Sounds Point CLO IV-R, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.087% 4/18/2031 (e)(f)(g)	74	74
Sounds Point CLO IV-R, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 6.187% 4/18/2031 (e)(f)(g)	800	803
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.713% 4/15/2032 (e)(f)(g)	4,130	4,131
Steele Creek CLO, Ltd., Series 2019-1A, Class DRR, (3-month USD CME Term SOFR + 3.00%) 6.673% 4/15/2032 (e)(f)(g)	2,000	1,997
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.673% 7/15/2032 (e)(f)(g)	6,802	6,799
Sycamore Tree CLO, Ltd., Series 2023-2A, Class BR2, (3-month USD CME Term SOFR + 1.65%) 5.325% 1/20/2037 (e)(f)(g)	1,000	1,002
Sycamore Tree CLO, Ltd., Series 2023-2A, Class CR2, (3-month USD CME Term SOFR + 2.10%) 5.775% 1/20/2037 (e)(f)(g)	2,000	2,004
Symphony CLO, Ltd., Series 2024-42A, Class CR, (3-month USD CME Term SOFR + 1.80%) 5.428% 4/17/2037 (e)(f)(g)	917	918
TCW CLO AMR, Ltd., Series 2019-1A, Class CR, (3-month USD CME Term SOFR + 2.762%) 6.411% 8/16/2034 (e)(f)(g)	1,000	998
TCW CLO AMR, Ltd., Series 2019-1A, Class DR, (3-month USD CME Term SOFR + 3.932%) 7.581% 8/16/2034 (e)(f)(g)	1,500	1,455
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.723% 4/15/2034 (e)(f)(g)	12,917	12,920
Thompson Park CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.90%) 5.573% 4/15/2034 (e)(f)(g)	2,000	2,002
Thompson Park CLO, Ltd., Series 2021-1A, Class DR, (3-month USD CME Term SOFR + 2.70%) 6.373% 4/15/2034 (e)(f)(g)	2,000	1,927
Trimaran Cavu, Ltd., CLO, Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 1.80%) 5.467% 10/25/2034 (e)(f)(g)	2,098	2,101
Trinitas CLO XII, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.718% 4/25/2033 (e)(f)(g)	9,333	9,332
Trinitas CLO XII, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.217% 4/25/2033 (e)(f)(g)	1,318	1,319
Trinitas CLO XII, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.467% 4/25/2033 (e)(f)(g)	818	816
Trinitas CLO XVII, Ltd., Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.675% 10/20/2034 (e)(f)(g)	4,229	4,236
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 4.865% 1/20/2037 (e)(f)(g)	13,000	13,006
Intermediate Bond Fund of America — Page 60 of 69

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Vibrant CLO IX-R, Ltd., Series 2018-9RA, Class B, (3-month USD CME Term SOFR + 1.60%) 5.275% 4/20/2037 (e)(f)(g)	USD2,893	$2,896
Vibrant CLO IX-R, Ltd., Series 2018-9RA, Class C1, (3-month USD CME Term SOFR + 1.82%) 5.495% 4/20/2037 (e)(f)(g)	543	537
Vibrant CLO XII, Ltd., Series 2021-12A, Class A2RR, (3-month USD CME Term SOFR + 1.65%) 5.325% 4/20/2034 (e)(f)(g)	5,000	5,005
Vibrant CLO, Ltd., Series 2023-16A, Class A1A2, (3-month USD CME Term SOFR + 1.25%) 4.896% 7/15/2036 (e)(f)(g)	12,390	12,393
Vibrant CLO, Ltd., Series 2023-16A, Class BR2, (3-month USD CME Term SOFR + 1.90%) 5.546% 7/15/2036 (e)(f)(g)	2,000	2,001
Whetstone Park CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.375% 1/20/2035 (e)(f)(g)	2,222	2,215
Wind River CLO, Ltd., Series 14-3, Class CR2, (3-month USD CME Term SOFR + 2.562%) 6.225% 10/22/2031 (e)(f)(g)	250	252
Wind River CLO, Ltd., Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.675% 7/20/2034 (e)(f)(g)	3,077	3,080
Wind River CLO, Ltd., Series 2022-1AR, Class CRR, (3-month USD CME Term SOFR + 2.05%) 5.688% 7/20/2035 (e)(f)(g)	500	501
		497,857
Credit card 1.17%
American Express Credit Account Master Trust, Series 2024-1, Class A, 5.23% 4/15/2029 (e)	2,000	2,022
American Express Credit Account Master Trust, Series 2023-2, Class A, 4.80% 5/15/2030 (e)	3,000	3,033
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (e)(g)	33,686	33,743
Bank of America Credit Card Trust, Series 2023-A2, Class A2, 4.98% 11/15/2028 (e)	7,806	7,845
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029 (e)	14,833	14,965
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (e)	35,124	34,921
Chase Issuance Trust, Series 2023-A1, Class A, 5.16% 9/15/2028 (e)	5,000	5,018
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/15/2029 (e)	14,965	15,026
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (e)(g)	1,065	1,073
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (e)(g)	292	294
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/15/2029 (e)	8,022	8,062
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (e)	13,375	13,497
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (e)	6,751	6,827
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (e)(g)	20,026	19,955
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (e)(g)	1,288	1,283
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (e)(g)	998	996
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (e)(g)	1,202	1,200
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (e)(g)	7,738	7,739
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (e)(g)	753	752
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (e)(g)	607	607
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (e)(g)	11,884	11,889
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (e)(g)	394	391
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (e)(g)	805	801
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.95% 7/15/2032 (e)(g)	18,441	18,408
Mission Lane Credit Card Master Trust, Series 2026-A, Class B, 5.34% 7/15/2032 (e)(g)	661	660
Mission Lane Credit Card Master Trust, Series 2026-A, Class C, 5.69% 7/15/2032 (e)(g)	650	651
Mission Lane Credit Card Master Trust, Series 2026-A, Class D, 6.27% 7/15/2032 (e)(g)	212	213
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (e)	20,672	20,712
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029 (e)	5,977	6,015
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030 (e)	12,285	12,389
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (e)	11,616	11,720
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (e)	17,525	17,573
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (e)	24,999	24,827
Intermediate Bond Fund of America — Page 61 of 69

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Credit card (continued)	Principal amount (000)	Value (000)
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/15/2031 (e)	USD8,630	$8,726
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (e)	21,381	21,472
		335,305
Student loan 0.32%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (e)(g)	2,548	2,563
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (e)(g)	849	776
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (e)(g)	2,994	2,722
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (e)(g)	9,146	8,221
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (e)(g)	12,690	12,707
Nelnet Student Loan Trust, Series 2026-A, Class B, 4.78% 2/21/2061 (e)(g)	1,570	1,554
Nelnet Student Loan Trust, Series 2026-A, Class C, 5.34% 2/21/2061 (e)(g)	1,465	1,420
Nelnet Student Loan Trust, Series 2026-A, Class D, 5.84% 2/21/2061 (e)(g)	836	814
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (e)(g)	11,503	10,844
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (e)(g)	9,279	8,852
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (e)(g)	26,625	25,319
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.457% 4/20/2062 (e)(f)(g)	8,720	8,683
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 4.949% 7/25/2051 (e)(f)(g)	833	832
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.193% 11/15/2052 (e)(f)(g)	1,562	1,579
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (e)(g)	3,958	3,638
		90,524
Home equity 0.00%
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037 (e)	125	115
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 3/25/2037 (e)	1,323	1,235
		1,350
Total asset-backed obligations		4,833,719
Bonds & notes of governments & government agencies outside the U.S. 0.86% Canada 0.37%
CPPIB Capital, Inc. 0.875% 9/9/2026 (g)	12,181	12,085
OMERS Finance Trust 3.50% 4/19/2032 (g)	2,494	2,372
Ontario (Province of) 3.90% 9/4/2030	11,449	11,297
Ontario (Province of) 4.05% 4/16/2031	335	332
Ontario Teachers’ Finance Trust 0.875% 9/21/2026 (g)	23,131	22,928
Ontario Teachers’ Finance Trust 3.00% 4/13/2027 (g)	31,138	30,874
Ontario Teachers’ Finance Trust 2.00% 4/16/2031 (g)	5,070	4,557
PSP Capital, Inc. 1.625% 10/26/2028 (g)	12,052	11,379
Saskatchewan (Province of) 3.25% 6/8/2027	10,528	10,446
		106,270
Saudi Arabia 0.21%
Saudi Arabia (Kingdom of) 4.125% 1/12/2029 (g)	9,934	9,842
Saudi Arabia (Kingdom of) 4.25% 9/9/2030 (g)	32,255	31,784
Saudi Arabia (Kingdom of) 4.375% 1/12/2031 (g)	10,000	9,871
Saudi Arabia (Kingdom of) 4.875% 1/12/2036 (g)	9,776	9,668
		61,165
Intermediate Bond Fund of America — Page 62 of 69

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Supra National 0.10%	Principal amount (000)	Value (000)
Asian Development Bank 2.50% 11/2/2027	USD2,662	$2,608
Corporacion Andina de Fomento 5.00% 1/24/2029	9,569	9,753
European Investment Bank 0.75% 10/26/2026	10,357	10,230
European Investment Bank 4.00% 2/15/2029	6,061	6,054
Inter-American Development Bank 1.125% 7/20/2028	1	1
		28,646
Kuwait 0.06%
Kuwait (State of) 4.016% 10/9/2028 (g)	16,750	16,566
Mexico 0.05%
United Mexican States 6.00% 5/13/2030	3,205	3,309
United Mexican States 6.00% 5/7/2036	10,000	9,995
		13,304
Japan 0.05%
Development Bank of Japan, Inc. 1.25% 10/20/2026 (g)	6,158	6,095
Development Bank of Japan, Inc. 1.75% 10/20/2031 (g)	2,296	2,007
Japan Bank for International Cooperation 1.875% 4/15/2031	4,918	4,400
		12,502
Chile 0.02%
Chile (Republic of) 4.85% 1/22/2029	6,575	6,644
Total bonds & notes of governments & government agencies outside the U.S.		245,097
Municipals 0.11% California 0.04%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.532% 6/1/2028	11,085	10,647
Florida 0.02%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	3,785	3,690
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	3,805	3,478
		7,168
New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028 (escrowed to maturity)	15,255	14,622
Total municipals		32,437
Federal agency bonds & notes 0.07%
Fannie Mae 0.875% 8/5/2030 (a)	21,412	18,779
Tennessee Valley Authority 3.875% 3/15/2028	450	449
		19,228
Loans 0.02% Asset backed obligations 0.02%
Amergin Asset Management, LLC, Term Loan A, (1-month USD CME Term SOFR + 2.50%) 6.146% 11/21/2027 (f)(g)(l)	5,896	5,874
Total bonds, notes & other debt instruments (cost: $26,595,812,000)		26,435,535
Intermediate Bond Fund of America — Page 63 of 69

unaudited
Preferred securities 0.01% Financials 0.01%	Shares	Value (000)
CoBank, ACB, Class E, 0% perpetual, noncumulative preferred shares (f)(g)	4,000	$3,160
Total preferred securities (cost: $3,985,000)		3,160
Short-term securities 12.23% Money market investments 12.23%
Capital Group Central Cash Fund 3.67% (m)(n)	35,055,751	3,505,225
Total short-term securities (cost: $3,505,151,000)		3,505,225
Options purchased (equity style) 0.01%
Options purchased (equity style)*		2,884
Total options purchased (equity style) (cost: $2,519,000)		2,884
Total investment securities 104.50% (cost: $30,107,467,000)		29,946,804
Total options written (equity style) † (0.02)% (premium received: $3,811,000)		(4,000)
Other assets less liabilities (4.48)%		(1,285,227)
Net assets 100.00%		$28,657,577
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 5/31/2026 (000)
Call
3 Month SOFR Futures Option	699	12/11/2026	USD98.00	USD174,750	$35
Put
3 Month SOFR Futures Option	1,325	12/11/2026	USD97.00	USD331,250	$2,849
					$2,884
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 5/31/2026 (000)
Put
3 Month SOFR Futures Option	1,365	12/11/2026	USD96.06	USD(341,250)	$(572)
3 Month SOFR Futures Option	2,650	12/11/2026	96.63	(662,500)	(3,428)
					$(4,000)
Intermediate Bond Fund of America — Page 64 of 69

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2026 (000)
3 Month SOFR Futures	Long	285	9/16/2026	USD68,639	$(322)
3 Month SOFR Futures	Long	31,225	3/17/2027	7,507,271	(10,692)
2 Year U.S. Treasury Note Futures	Long	38,964	10/5/2026	8,048,501	10,355
5 Year U.S. Treasury Note Futures	Long	34,029	10/5/2026	3,648,281	16,672
10 Year U.S. Treasury Note Futures	Long	1,544	9/30/2026	169,575	754
10 Year Ultra U.S. Treasury Note Futures	Short	8,599	9/30/2026	(963,760)	(9,979)
20 Year U.S. Treasury Bond Futures	Long	663	9/30/2026	74,401	1,155
30 Year Ultra U.S. Treasury Bond Futures	Long	668	9/30/2026	76,423	1,612
					$9,555
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.848%	Annual	11/15/2026	USD9,885	$(4)	$—	$(4)
U.S. Urban CPI	At maturity	3.31%	At maturity	5/13/2027	22,835	20	—	20
U.S. Urban CPI	At maturity	2.99%	At maturity	5/29/2027	22,836	25	—	25
2.801%	At maturity	U.S. Urban CPI	At maturity	5/6/2031	34,682	112	—	112
2.7585%	At maturity	U.S. Urban CPI	At maturity	5/6/2031	34,682	43	—	43
3.43574%	Annual	SOFR	Annual	6/17/2031	34,707	(687)	—	(687)
SOFR	Annual	3.61832%	Annual	1/31/2033	28,000	494	—	494
SOFR	Annual	3.67958%	Annual	1/31/2033	28,100	396	—	396
SOFR	Annual	3.7315%	Annual	3/25/2033	89,419	1,057	—	1,057
SOFR	Annual	3.739%	Annual	3/25/2033	42,118	479	—	479
SOFR	Annual	3.7655%	Annual	3/26/2033	52,809	519	—	519
SOFR	Annual	3.788%	Annual	3/26/2033	31,750	269	—	269
SOFR	Annual	3.793%	Annual	3/26/2033	15,810	129	—	129
SOFR	Annual	3.8105%	Annual	3/30/2033	52,809	377	—	377
SOFR	Annual	3.8175%	Annual	3/31/2033	21,189	143	—	143
SOFR	Annual	4.15%	Annual	5/15/2033	7,790	(102)	—	(102)
4.0135%	Annual	SOFR	Annual	8/21/2033	7,300	32	—	32
SOFR	Annual	3.6038%	Annual	1/8/2034	23,050	537	—	537
SOFR	Annual	3.66593%	Annual	11/3/2035	65,635	1,850	—	1,850
SOFR	Annual	3.73632%	Annual	6/17/2036	38,706	992	—	992
SOFR	Annual	3.41%	Annual	7/28/2045	233,400	27,000	—	27,000
SOFR	Annual	3.045%	Annual	7/27/2050	5,800	1,099	—	1,099
4.07464%	Annual	SOFR	Annual	6/17/2056	9,715	(311)	—	(311)
						$34,469	$—	$34,469
Intermediate Bond Fund of America — Page 65 of 69

unaudited
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 5/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD255,709	$(5,755)	$(4,300)	$(1,455)
Investments in affiliates (n)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 12.23%
Money market investments 12.23%
Capital Group Central Cash Fund 3.67% (m)	$3,025,612	$7,783,938	$7,304,109	$318	$(534)	$3,505,225	$79,234

(a)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $162,068,000, which represented 0.57% of the net assets of the fund.
(b)	All or a portion of this security was on loan.
(c)	Amount less than one thousand.
(d)	Index-linked bond whose principal amount moves with a government price index.
(e)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,209,752,000, which represented 25.16% of the net assets of the fund.

(h)	Represents securities transacted on a TBA basis.
(i)	Step bond; coupon rate may change at a later date.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Value determined using significant unobservable inputs.
(l)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(m)	Rate represents the seven-day yield at 5/31/2026.
(n)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
Intermediate Bond Fund of America — Page 66 of 69

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $7,362,633,000. The average month-end notional amount of futures contracts while held was $18,624,041,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $749,156,000 and $206,836,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in
Intermediate Bond Fund of America — Page 67 of 69

unaudited
markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$7,837,599	$—	$7,837,599
Mortgage-backed obligations	—	7,577,956	—	7,577,956
Corporate bonds and notes	—	5,883,625	—	5,883,625
Asset-backed obligations	—	4,825,734	7,985	4,833,719
Bonds & notes of governments & government agencies outside the U.S.	—	245,097	—	245,097
Municipals	—	32,437	—	32,437
Federal agency bonds & notes	—	19,228	—	19,228
Loans	—	5,874	—	5,874
Preferred securities	—	3,160	—	3,160
Short-term securities	3,505,225	—	—	3,505,225
Options purchased on futures (equity style)	2,884	—	—	2,884
Total	$3,508,109	$26,430,710	$7,985	$29,946,804

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$30,548	$—	$—	$30,548
Unrealized appreciation on centrally cleared interest rate swaps	—	35,573	—	35,573
Liabilities:
Value of options written (equity style)	(4,000)	—	—	(4,000)
Unrealized depreciation on futures contracts	(20,993)	—	—	(20,993)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,104)	—	(1,104)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,455)	—	(1,455)
Total	$5,555	$33,014	$—	$38,569
*
Options written, futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Intermediate Bond Fund of America — Page 68 of 69

unaudited

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
Certs. = Certificates
CLO = Collateralized Loan Obligations
CME = CME Group
CPI = Consumer Price Index
DAC = Designated Activity Company
EUR = Euros

EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-023-0726
Intermediate Bond Fund of America — Page 69 of 69